N-2	May 01, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001807272
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Wilshire Private Assets Tender Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Institutional Class
Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee (1)	1.25%
Other Expenses (2)	97.14%
Acquired Fund Fees and Expenses (3)	1.61%
Interest Payments on Borrowed Funds(4)	0.05%
Total Annual Fund Expenses	100.05%
Less Expense Limitation and Reimbursement (5)	(95.89)%
Total Annual Expenses	4.16%

(1)	This fee is paid to the Adviser at the Master Fund level.

(2)	Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund and all indirect operating expenses that the Fund bears through its investment in the Master Fund.

(3)	The Tender Offer Fund bears a share of the Master Fund’s expenses, which includes the fees and expenses of the Private Markets Investment Funds in which the Master Fund invests. Some or all of the Private Markets Investment Funds in which the Master Fund invests charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation. The expense shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Private Markets Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Markets Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Private Markets Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Private Markets Investment Funds.

(4)	These expenses are based on estimated amounts for the current fiscal year that the Tender Offer Fund expects to bear through its investment in the Master Fund.

(5)

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.50% of the Fund’s average daily net assets until August 1, 2024. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses:

(a) the Fund’s proportional share of (i) any acquired fund fees and expenses incurred by the Master Fund, (ii) short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, (iii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, (iv) taxes paid by the Master Fund, (v) certain insurance costs incurred by the Master Fund, (vi) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments and other investments, (vii) nonroutine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (viii) other expenditures which are capitalized in accordance with generally accepted accounting principles; and

(b) (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) any acquired fund fees and expenses, (iii) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes, (vi) certain insurance costs, (vii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (viii) nonroutine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect until August 1, 2024 and shall thereafter continue in effect from year to year for successive one-year terms unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund; or (iii) automatically upon the termination of the Investment Advisory Agreement. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the then-current term.

Management Fees [Percent]	1.25%	[1]
Interest Expenses on Borrowings [Percent]	0.05%	[2]
Acquired Fund Fees and Expenses [Percent]	1.61%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	97.14%	[4]
Total Annual Expenses [Percent]	100.05%
Waivers and Reimbursements of Fees [Percent]	(95.89%)	[5]
Net Expense over Assets [Percent]	4.16%
Expense Example [Table Text Block]

Example

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.00% annual return, and the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	2 Years	3 Years	5 Years	10 Years
Institutional Class	$42	$571	N/A	N/A	N/A

Expense Example, Year 01	$ 42
Expense Example, Years 1 to 3	$ 571
Purpose of Fee Table , Note [Text Block]	The following table illustrates the fees and expenses that the Tender Offer Fund expects to incur and that Shareholders will bear directly or indirectly. Shareholders directly bear the expenses of the Tender Offer Fund and indirectly bear fees and expenses of the Master Fund, which are reflected in the following chart and in the example below.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund and all indirect operating expenses that the Fund bears through its investment in the Master Fund.
Acquired Fund Fees and Expenses, Note [Text Block]	The Tender Offer Fund bears a share of the Master Fund’s expenses, which includes the fees and expenses of the Private Markets Investment Funds in which the Master Fund invests. Some or all of the Private Markets Investment Funds in which the Master Fund invests charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation. The expense shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Private Markets Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Markets Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Private Markets Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Private Markets Investment Funds.
Acquired Fund Incentive Allocation, Note [Text Block]	The Private Markets Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation.
Incentive Allocation Minimum [Percent]	15.00%
Incentive Allocation Maximum [Percent]	20.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective

Each Fund’s investment objective is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

In pursuing its investment objective, each Feeder Fund invests substantially all of its assets in the Master Fund. The Master Fund has the same investment objective as each Feeder Fund. The investment objective of each Fund is non-fundamental and, therefore, may be changed without Shareholder approval.

Portfolio Investments

The Adviser seeks to accomplish each Fund’s investment objective through:

•	Broad, global private markets exposure, with diversification potential across private equity, real assets and public and private credit,
•	Periodic distributions to provide current income, and
•	Prudent risk management.

The Adviser will invest the Master Fund’s assets primarily in a diverse portfolio of underlying private funds including Primary Fund Investments and Secondary Fund Investments, and Direct Co-Investments in private portfolio companies. A Primary Fund Investment is an interest in a private markets fund acquired in a primary offering. A Secondary Fund Investment is a direct or indirect interest in an existing private markets fund that is acquired in a negotiated transaction. The secondary market transaction is typically accomplished by purchasing a private markets fund interest from an existing investor in the fund. Direct Co-Investments are direct investments in private portfolio companies that are sourced through the managers of the Private Markets Investment Funds. The Master Fund intends to invest and/or make capital commitments of at least 80% of its net assets in Portfolio Investments.

The Master Fund’s portfolio of underlying private funds and direct co-investments in private portfolio companies may include North American (U.S./Canada), European, and Asia-Pacific (Asia/Australia) Portfolio Investments in any of the following categories:

1.	“Private Equity Investments” consisting of buyout, venture capital, growth capital and special situations investments.
2.	“Private Real Assets Investments” consisting of real estate, energy, infrastructure, and natural resources investments.
3.	“Public and Private Credit Investments” consisting of direct lending, distressed debt, mezzanine debt, liquid corporate credit investments and alternative yield investments such as niche (sector) credit, specialized asset-based lending, risk transfer strategies, and intangible asset investments.

Each of these categories of private funds and direct co-investments in private portfolio companies is discussed in greater detail below.

Private Equity Investments

Private equity can be considered any investment in a security representing an ownership interest where there is no readily tradable or available public market.

Leveraged buyouts (“LBOs”) are generally investments utilizing leverage to acquire the equity of a mature, private business. Buyout managers have four principal tools to enhance returns: (i) restructuring balance sheets, (ii) acquiring businesses at a discount to public market multiples by negotiating directly and privately with the seller, (iii) exercising greater flexibility in implementing the operational and strategic changes necessary to increase revenue growth and expand operating margins than is possible under public-market scrutiny, and (iv) controlling the sale decision, which allows for the maximization of returns through a competitive sale process.

Growth capital is equity or equity-like investments in companies with sustainable businesses seeking to expand the operations of the company.

Venture capital managers generally acquire equity in new, or relatively new, private business. Venture capital managers often attempt to build businesses and bring value to entrepreneurs by combining the right mix of people, strategy, capital and industry relationships.

Strategies that are classified as special situations include managers who create value through turnarounds and/or financial or operational restructurings of the businesses they invest in. Once the operational and/or financial complexity has been resolved, special situations funds further enhance returns through operational and strategic transformation of businesses and eventual sale. Special situations investments will target returns both through income and capital appreciation and will have capital structures specific to the underlying investment, often including both equity and debt at varying levels.

Private Real Assets Investments

Real estate investments include a variety of property types, although will have a predominant focus on multifamily, industrial, office, and retail properties. Infrastructure includes investments into transportation, communications, utilities, energy, and other related investments. Natural resources investments include agriculture, farmland, timber, water, and energy investments. The Master Fund’s investments in each of these market segments will typically be made through the acquisition of interests in Private Markets Investment Funds, or to a lesser extent, Direct Co-Investments, that employ one of three strategies: value added, opportunistic, and special situations. Investments in such Private Markets Investment Funds or alongside such Private Markets Investment Funds through Direct Co-Investments will predominantly involve situations where the Private Markets Investment Fund’s or Direct Co-Investment vehicle’s manager acquires an equity interest significant enough for the manager to be considered to have control of the asset or company. However, minority investments may be considered.

Strategies that are classified as value added generally consist of control or co-control positions in performing or underperforming assets. This may include strategies targeting the improvement of operational efficiency, revenue growth improvements, and/or physical improvements to an asset that are expected to improve its attractiveness and profitability. Value added investment often include both current income and capital appreciation potential and are typically structured with a combination of equity and debt financing.

Strategies that are classified as opportunistic generally consist of control positions in the development, re-development, or repositioning of an asset. This may include the transformation of an asset from its existing state to a new use or a new asset categorization. This may also include the ground up development of an asset, constructed for use in a particular market segment or industry. Opportunistic investments are typically targeting returns primarily through capital appreciation and are typically structured with equity and low to modest debt.

Strategies that are classified as special situations include managers who create value through turnarounds and/or financial or operational restructurings of the businesses they invest in. Once the operational and/or financial complexity has been resolved, special situations funds further enhance returns through operational and strategic transformation of businesses and eventual sale. Special situations investments will target returns both through income and capital appreciation and will have capital structures specific to the underlying investment, often including both equity and debt at varying levels.

The Master Fund will not invest directly in physical real estate assets. However, the Master Fund may have indirect exposure to such assets through the Master Fund’s investments in Portfolio Investments that invest directly in physical real estate assets.

Public and Private Credit Investments

Direct lending opportunities are generally comprised of loan originations to businesses in the form of senior secured term debt or unitranche debt. Borrowers seeking capital may at times be supported by financial sponsors, and lenders may focus investments into a specific area of the market where the team displays sector expertise or target a generalist approach by building a portfolio diversified by sectors. Direct lending managers typically derive a majority of returns from interest payments on primarily floating rate loans and seek to structure additional fees into transactions as a way to enhance returns.

Distressed debt opportunities target the acquisition of debt instruments and non-performing loans primarily through secondary transactions. Distressed debt managers attempt to create value at acquisition by purchasing assets at deep discounts to their current market value. Managers with distinct workout capabilities and operational knowledge can also further create value through debt-for-control transactions. In these deals, investors typically acquire equity components as part of their debt investment with the intention of building a majority control position in a company’s capital structure and influencing future operations of the business to optimize the investors’ exit.

Mezzanine debt opportunities generally consist of unsecured subordinated and second lien term loans that are originated to private borrowers. Similar to direct lending funds, mezzanine debt managers attempt to generate returns primarily through current pay interest and alternatively through additional fees, though rates for mezzanines loans are generally fixed. Current income generated from mezzanine loans is typically greater than that of investments in the direct lending market given the transactions’ subordination in a company’s capital structure.

Liquid corporate credit opportunities generally consist of long and short corporate credit investments.

Within Public and Private Credit, there are strategies that may be considered Alternative Yield such as:

Niche public and private credit strategies are exemplified by sector-focused lending targeting specialized, underserved markets.

Specialized asset-based lending strategies offer current cash yield and a lower credit risk profile resulting from a security interest in the underlying assets.

Risk transfer strategies encapsulate various strategies including acquiring and managing insurers’ and re-insurers’ run-off portfolios, providing underwriting capital to insurance syndicates, or purchasing litigation credit or bank regulatory capital relief.

Intangible assets may generate returns from contractual payments based on the use or sales of products derived from the ownership of the intangible assets (often intellectual property) that underlies those products.

Each Fund’s investment strategies are non-fundamental and may be changed without Shareholder approval. For a complete description of each Fund’s fundamental policies, see “Investment Objectives and Restrictions - Fundamental Investment Restrictions” in the SAI.

Target Allocations

The Fund’s representative target allocations of underlying private funds and direct co-investments in private portfolio companies are indicated below. Please note that the proposed targets are guidelines that may vary as the market opportunity evolves. The allocations to each sub-asset category may vary by as much as 10 percentage points or more. The Fund may include select transactions (i.e., Direct Co-Investments and Secondary Fund Investments), which may further diversify the portfolio, generate incremental returns, and mitigate J-curve effects.

Portfolio Construction

Strategy Type	Target Allocation
Private Equity	65%
Private Real Assets	10%
Public and Private Credit	25%

Representative Portfolio Target Allocations

Strategy Type	North America	Europe	Asia
Private Equity	20-35%	20-35%	5-15%
Private Real Assets	0-10%	0-5%	0-5%
Public and Private Credit	10-25%	0-10%	0-5%

Investment Philosophy

The Adviser seeks to create high-performing diverse private markets solutions that prudently manage portfolio risk, exceed the returns on investments that do not possess the illiquidity of private markets investments and meet or exceed investors’ risk-adjusted return expectations. The Adviser seeks to achieve this through building comprehensive private markets solutions, which incorporate a full range of illiquid investment opportunities on a global basis.

The Adviser’s investment offerings are structured in a manner that is intended to allow investors to access a diverse private equity portfolio or to address more specific portfolio requirements. In the case of each Feeder Fund, through its investments in the Master Fund, the Adviser has concentrated its activity on a subsector of markets where the Adviser sees compelling performance potential. The Adviser seeks to provide investors with access to the best private markets opportunities on a global basis by investing in the Portfolio Investments as discussed in this Prospectus.

Since its founding in 1972, the Adviser has evolved from an investment technology firm into a global advisory company specializing in investment products, consulting services, and technology solutions. The Adviser was established on a principle of deep analytical rigor and that fundamental philosophy still applies in the research the Adviser conducts today.

The Adviser integrates a top-down thesis-based investment philosophy and complements that with bottom-up due diligence, seeking to exploit the seams of inefficiencies derived from this approach. The Adviser believes these seams (e.g., the higher barriers to entry, lower transparency, and lower liquidity qualities that are inherent to private markets) have the potential to lead to excess returns that may be realized through differentiated managers investing in these inefficient markets. As the Adviser’s market thesis crystalizes and through a series of market mapping exercises, the Adviser begins to look for fund managers that have clearly defined, repeatable processes that drive advantaged transaction sourcing and operational improvements in portfolio holdings. These considerations funnel to risk being managed within a portfolio context, with qualitative and quantitative tools.

Investment Strategy

The Adviser’s investment strategy has evolved as it has grown its global organization. The strategy is based on a clearly defined model developed as a team that begins with the investment objective described above and concludes with the inclusion of specific investments into a portfolio. Firstly, the foundation of the program is a set of clearly defined and agreed upon principles:

•	Economic and business fundamentals matter,
•	Opportunity is greatest where talent and capital are scarce,
•	Proactively source managers with a clear competitive advantage,
•	Alternative investments are part of a broader portfolio,
•	Private capital is expensive: manage fees, risk, and illiquidity,
•	Recognize the manager life cycle: identify skilled managers early,
•	Be a trusted resource for underlying partnerships, and
•	Seek manager integrity, reputation, and alignment of interest.

Secondly, thoughtful portfolio architecture at the inception of a mandate balances the discipline of top-down portfolio construction with the flexibility to react to rapidly evolving market opportunities. Direct Co-Investments and Secondary Fund Investments are included tactically in the portfolio in an effort to enhance diversification, cash flow timing and return potential. The Adviser believes that setting diversification targets at the inception of a program is a critical step in overall portfolio risk management. Thirdly, the Private Markets Investment Funds manager selection process applies a rigorous, institutionalized due diligence framework to help identify opportunity and illuminate risks. The Adviser’s investment criteria seek to provide specific guidelines to identify and support managers that should provide a differentiated offering and have a competitive advantage in their targeted strategy.

Sourcing

The Adviser’s research is focused on proactive contact with leading Private Markets Investment Funds managers. Based on its analysis of industry trends, the Adviser expects that Private Markets Investment Funds managers from the Adviser’s manager database will bring approximately 500 new funds to market each year. By identifying a select group of prospective investments in advance, the Adviser believes it has the ability to focus intensely on the best opportunities, which the Adviser believes affords it the opportunity to influence terms and conditions of selected partnerships for better alignment of interests.

All members of the Adviser’s investment team are actively engaged in the sourcing process, which has become increasingly structured and broad over the past few years. Information on investment opportunities is maintained in the Adviser’s manager database and particular investment opportunities are discussed and reviewed at the Adviser’s investment staff meetings. If an investment opportunity initially passes the Adviser’s screen, a team performs preliminary due diligence. This level of due diligence may include all of the following: a meeting (in-person or telephonic) with the manager’s key personnel, review of the investment strategy, review of the manager’s track record and preliminary reference checks. This preliminary due diligence will then result in either a rejection or a recommendation to add the opportunity to the Adviser’s focus list. The focus list recommendation is made at the Adviser’s Investment Committee meeting. If an opportunity is approved by the Adviser’s Investment Committee to be included on the focus list, further and comprehensive due diligence begins.

Due Diligence

Private Markets Investment Funds and Direct Co-Investments due diligence incorporates a review of the investment track record of each senior investment professional, their ability to access investment opportunities on a proprietary basis, consummate investments at reasonable or inexpensive prices, add value through active management of portfolio companies and manage growth. The Adviser utilizes a proprietary, multi-dimensional framework for assessing managers that is based on the Institutional Limited Partnership Association (“ILPA”) due diligence guidelines. The framework aims to identify key strengths and potential risks in each investment the Adviser makes.

Further, the due diligence process includes on-site meetings with managers, operational due diligence, a review of portfolio company financials and reference checking with portfolio company management teams and on-site portfolio company due diligence as appropriate. In addition, the Adviser emphasizes expected performance as part of its due diligence process. While past performance is considered important, it cannot predict future performance. Accordingly, the Adviser combines knowledge of the key drivers of performance with proprietary tools to estimate expected returns. Each Private Markets Investment Funds and Direct Co-Investment is scrutinized in an attempt to determine the management team’s ability to achieve top-quartile performance. During the investigation process, the Adviser builds a due diligence file for each investment opportunity.

The due diligence process results in the preparation of a due diligence report, which is presented to and discussed with the Adviser’s Investment Committee. While the specific factors that drive performance differ between managers, the Adviser does follow a broad set of investment criteria designed to identify and support managers that provide a differentiated offering and have what the Adviser believes to be a clear competitive advantage in their articulated strategy. The Adviser’s specific criteria follow:

•	Strategy addresses a sustainable market inefficiency or anomaly
•	Identifiable and understandable value drivers
•	Demonstrated operational, financial or strategic expertise
•	Verifiable and consistent success executing proposed strategy
•	Track record that supports investment thesis prospectively
•	Organizational structure to support long term success
•	Acceptable investment terms
•	Manager integrity, reputation and alignment
•	Adequate private equity infrastructure in target geography

For monitoring purposes, the Adviser collects data from underlying investments on a quarterly basis, at the fund and portfolio company level. Each senior investment professional is assigned coverage of relationships and is responsible for reviewing the performance and valuation of selected funds and their underlying portfolio companies. The Adviser’s personnel review the valuation methodology of each firm and must sign off on the valuations of underlying investments. The Adviser also holds regular quarterly calls or meetings with managers to assess the progress of each portfolio company. This quarterly review is supplemented by audited financial reports from managers, attendance at annual investor meetings and other regular contact with managers.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of a Feeder Fund’s net assets may fluctuate in response to fluctuations in the value of the Portfolio Investments in which the Master Fund invests. Discussed below are the investments generally made by Private Markets Investment Funds and where applicable, the Master Fund directly, and the principal risks that the Adviser and the Funds believe are associated with those investments. The Master Fund’s Direct Co-Investments generally will consist of investments held or able to be held by a Private Markets Investment Funds. Accordingly, the Master Fund will be exposed to such risks directly through its Direct Co-Investments rather than indirectly through its investments in Private Markets Investment Funds. These risks will, in turn, have an effect on the Feeder Funds through their investment in the Master Fund. The Master Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Master Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Master Fund may also make these types of investments pending the investment of assets in Private Markets Investment Funds or Direct Co-Investments or to maintain the liquidity necessary to effect repurchases of the Master Fund’s Shares. When the Master Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

No guarantee or representation is made that the investment program of the Funds will be successful, that the various investments selected by the Master Fund will produce positive returns or avoid losses or that the Funds will achieve their investment objectives.

The following discussions of the various risks associated with the Feeder Funds and their Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in a Feeder Fund. In addition, as the Funds’ investment program changes or develops over time, an investment in a Fund may be subject to risk factors not described in this Prospectus. The Feeder Funds will update this Prospectus to account for any material changes in the risks involved with an investment in the Feeder Funds.

General Investment Risk

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Markets Investment Funds may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Master Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Master-Feeder Structure. The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the other feeder fund. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of a Feeder Fund and will indirectly bear the fees and expenses of the Master Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Markets Investment Funds in which the Master Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Master Fund, the Feeder Funds and the Private Markets Investment Funds.

Operating Deficits. The expenses of operating each Fund (including the Management Fee payable to the Adviser by the Master Fund) are likely, especially in the early years, to exceed each Fund’s income and gain, thereby requiring that the difference be paid out of Fund assets. The Adviser has entered into an agreement to limit certain Fund expenses. However, the Adviser is under no obligation to continue this agreement beyond its term, and certain expenses are excluded from this agreement that are thus borne by Shareholders. See “Summary of Fees and Expenses” for additional information on Fund fees and expenses and the agreement limiting certain Fund expenses.

Limited Operating History. Each Fund is newly formed and has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser and the historical results of investment funds managed by the Adviser, or of private equity investment funds managed by the managers of the Private Markets Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Funds may not be able to raise a sufficient level of assets to support their operations, in which case the Adviser may determine to discontinue operating the Funds and liquidate the Funds’ assets. Please see “Types of Investments and Related Risks – Illiquidity of Investments” below for risks associated with liquidating a Fund’s assets, which may be heightened if the Adviser determines to liquidate the entire portfolio of a Fund.

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in each Feeder Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. While it is anticipated that Shareholders will be able to attempt to buy and sell WPA Fund Shares through the NFS auction process discussed in this Prospectus, there can be no guarantees that such a process will develop or, if it does develop, perform as intended. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Risks. Any repurchase of Shares by a Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. No Fund is required to repurchase Shares at any time. A Feeder Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund's repurchase offers. A Feeder Fund will only provide offers to repurchase concurrent with the Master Fund. The WPA Fund’s ability to repurchase its Shares via tender offers is extremely limited, and Shareholders should not rely on the WPA Fund to repurchase shares as a means of disposing of their investment in the WPA Fund. The Adviser currently expects that, generally, it will recommend to the Board that each repurchase offer by the Tender Offer Fund should apply to no more than 5% of the net assets of the Master Fund, although the Adviser may recommend that a greater amount be repurchased at its discretion. The Adviser also may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Certain Share repurchases may be subject to an early repurchase fee at a future date if implemented by a Fund.

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be approximately 30 days prior to the date as of which the Shares to be repurchased are valued by a Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. General economic and market conditions, or specific events affecting one or more underlying Portfolio Investments, could cause a decline in the value of Shares in a Feeder Fund after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time a Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of a Fund for repurchase will receive their repurchase proceeds well after the Notice Date and will not know the amount of such proceeds prior to making a decision to tender. Shareholders who require minimum annual distributions from a retirement account through which they hold shares should consider a Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

In addition, the Master Fund’s investments in Portfolio Investments are subject to lengthy lock-up periods where the Master Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Master Fund may require and be unable to obtain the Private Markets Investment Fund’s consent to effect such transactions. The Funds may need to suspend or postpone repurchase offers if the Master Fund is not able to dispose of its interests in Portfolio Investments in a timely manner. When the Master Fund disposes of Portfolio Investments to raise cash to facilitate repurchases, the Master Fund will not be as fully invested in Portfolio Investments as it was prior to such dispositions and thus may not be able to achieve returns at a level that it would if it was more fully invested.

Substantial requests for a Fund to repurchase Shares could require a Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent a Fund obtains repurchase proceeds by the Master Fund’s disposition of its interest in certain Private Market Assets, the Master Fund will thereafter hold a larger proportion of its assets in the remaining Private Market Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of a Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Investments may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Master Fund’s Portfolio Investments, in that the Master Fund’s, and thus the Feeder Funds’, performance may be tied to the performance of fewer Portfolio Investments and/or may not reflect the Adviser’s judgment as to the Funds’ optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if a Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares.

In addition, substantial repurchases of Shares could result in a sizeable decrease in a Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Further, if a Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund expenses and reducing any net investment income. A Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.

Nasdaq Secondary Fund Auction Risk. There can be no guarantee that the NFS auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NFS auction process is operationally functional, Shareholders may be unable to sell their WPA Fund Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the WPA Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Master Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Master Fund. Accordingly, there can be no assurances that the Master Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Master Fund and the Private Markets Investment Funds may decline from the Adviser’s current expectations. It is possible that the Master Fund and the Private Markets Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Master Fund may be relatively concentrated in a limited number of investments. Further, the Master Fund and the Private Markets Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in a Feeder Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Feeder Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. Through its Portfolio Investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Master Fund, and thus the value of an investment in the Feeder Funds.

Illiquidity of Investments. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Master Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Master Fund’s investments in Private Markets Investment Funds, and most of the portfolio investments of such Private Markets Investment Funds, and the Master Fund’s Direct Co-Investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. Each Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Master Fund or a Private Markets Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Master Fund or Private Markets Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Master Fund or Private Markets Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty of Valuing the Master Fund’s Investments. Generally, there will be no readily available market for the Master Fund’s investments and, hence, the valuation of the Master Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Master Fund’s investments will be determined by the Adviser, and will be final and conclusive to all of the Shareholders. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Markets Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Markets Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Markets Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Master Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Master Fund) may decrease.

Performance of Investments. The performance of each Private Markets Investment Fund will be affected by the performance of each of such Private Markets Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Markets Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Markets Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Markets Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Markets Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Leverage. The Master Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Master Fund with liquidity. Specifically, the Master Fund may borrow money through a credit facility or other arrangements, if any, to fund investments in Private Markets Investment Funds, subject to the limitations of the 1940 Act. The Master Fund may also borrow money through a credit facility or other arrangements, if any, to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Master Fund with temporary liquidity to acquire investments in Private Markets Investment Funds in advance of the Master Fund’s receipt of proceeds from the realization of other Private Markets Investment Funds or additional sales of Shares).

To the extent the Master Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Master Fund’s investments will be magnified. In addition, the Master Fund’s Direct Co-Investments, the portfolio investments of the Private Markets Investment Funds in which the Master Fund may invest, and, thus, such Private Markets Investment Funds, are expected to employ or involve significant leverage and/or credit risk. Such portfolio investments may include companies whose capital structures have significant leverage, such as would be the case following a leveraged buyout or management buying transaction. The leveraged capital structure of such portfolio investments would increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the portfolio company or its industry. A highly leveraged company is generally more sensitive to downturns in its business and to changes in prevailing economic conditions than is a company with a lower level of debt. A company that is already highly leveraged may be less able to raise additional capital or financing to meet unanticipated contingencies. Other investments in which the Master Fund may participate directly or indirectly, such as distressed securities and other special situations, may also involve exposure to interest-rate or credit risk.

The Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit, if any; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Master Fund may terminate or refuse to renew any credit facility into which the Master Fund has entered. If the Master Fund is unable to access additional credit, it may be forced to sell its interests in Private Markets Investment Funds at inopportune times, which may further depress the returns of the Master Fund.

The Asset Coverage Requirement requires the Master Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Master Fund incurs the indebtedness. This requirement means that the value of the Master Fund’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Master Fund’s borrowings will at all times be subject to this 300% Asset Coverage Requirement.

Non-Diversification Risk. The Private Markets Investment Funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Markets Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of Portfolio Investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Funds, may be substantially adversely affected by the unfavorable performance of even a single Portfolio Investment.

Control of Portfolio Companies. A Private Markets Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of a Feeder Fund or remove or replace the Adviser. All decisions with respect to the management of a Feeder Fund will be made by the Adviser, who, among other things, will select the investments of the Master Fund. The managers and general partners of the Private Markets Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Private Markets Investment Funds. The Adviser will have no direct management authority with respect to either the Private Markets Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Private Markets Investment Funds and their portfolio companies. The success of a Feeder Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Private Markets Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Private Markets Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct. When the Master Fund invests in the Private Markets Investment Funds, the Master Fund does not have custody of the assets or control of its investment by the Private Markets Investment Funds. The Private Markets Investment Funds could divert or abscond with the Master Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Master Fund and consequently the Feeder Funds. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Foreign Investments. The Master Fund may invest in Private Markets Investment Funds that have portfolio investments outside of the United States. Foreign investments involve certain factors not typically associated with investing in U.S. businesses and securities. For instance, investments in non-U.S. businesses (i) may require government approvals under corporate, securities, exchange-control, non-U.S. investment and other similar laws and regulations, and (ii) may require financing and structuring alternatives and exit strategies that differ substantially from those commonly in use in the U.S. Risks of non-U.S. investing may include, in general, risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and various foreign currencies in which a Private Markets Investment Fund’s investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative illiquidity of some foreign securities markets, extended settlement times, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political factors, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (iv) the possible imposition of foreign taxes on income and gain recognized with respect to such securities; and (v) difficulties in obtaining and enforcing judgments in foreign jurisdictions.

On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Master Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Master Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Master Fund’s investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Master Fund, even if the Master Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Master Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Master Fund’s investments due to the interconnected nature of the global economy and capital markets.

Secondary Investments. The Master Fund may acquire Secondary Fund Investments from existing investors, and in certain cases from the issuers of such interests or other third parties. In many cases, the Master Fund will not have the opportunity to negotiate the terms of its Secondary Fund Investments, including any special rights or privileges. In addition, valuation of Secondary Fund Investments may be difficult, since there generally will be no established market for such interests or for the securities of privately held portfolio companies that such Secondary Fund Investments may own. Moreover, the purchase price of Secondary Fund Investments will be subject to negotiation with the sellers of such interests. The overall performance of the Master Fund, and therefore the Feeder Funds, may depend in part on the acquisition price paid by the Master Fund for its Secondary Fund Investments and the structure of such acquisitions. The Adviser may have the opportunity to acquire, for the account of the Master Fund, a portfolio of Secondary Fund Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Fund Investments may be less attractive than others, and certain of the managers of the Secondary Fund Investments may be more experienced or highly regarded than others. In addition, the Master Fund may invest in Secondary Fund Investments with other investors through the use of joint ventures and similar arrangements. If structured as such, the tax consequences of an investment in a Feeder Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by a Feeder Fund. Moreover, the historical performance of the managers of Private Markets Investment Funds is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for Secondary Fund Investments may differ from the diligence process conducted in connection with Primary Fund Investments.

Timing of Investment Risk. The Master Fund’s Portfolio Investments may consist of Primary Fund Investments and Secondary Fund Investments. Returns on Primary Fund Investments may take longer to realize than returns on Secondary Fund Investments. The Master Fund also may be able to purchase Secondary Fund Investments at a discount, whereas investments in Primary Fund Investments generally are not available at a discount. Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in Primary Fund Investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in Secondary Fund Investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling Portfolio Investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in Portfolio Investments.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Emerging Markets. The Master Fund may invest, directly or indirectly, in portfolio companies based in emerging markets. The Adviser considers an emerging markets country to be a country included in the MSCI Emerging Markets Index. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and of developed foreign markets. Disclosure and regulatory standards in emerging markets are in many respects less stringent than in the United States and in developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a loss of any or all of an investment and, in the case of fixed-income securities, interest thereon. It also may be difficult to enforce contractual or other legal rights in certain countries. For example, legal proceedings in certain jurisdictions may take many years longer to conclude than similar proceedings in more developed countries. Moreover, once a judgment is obtained, a variety of causes may make enforcement or collection of that judgment difficult.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world, including the invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which a Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect a Fund’s performance.

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Master Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Master Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Master Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Master Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Master Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Master Fund.

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Master Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of a Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of a Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Private Markets Investment Funds or their respective managers.

The Funds will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Private Markets Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Master Fund, Fund or the Private Markets Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which a Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of a Funds’ or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack of Regulatory Oversight. The Private Markets Investments Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Master Fund’s investments in Private Markets Investment Funds.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Private Markets Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Private Markets Investment Funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the Private Markets Investment Funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, a Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of a Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Funds, the Adviser and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Funds, the Adviser or their affiliates directly for actions taken or not taken by the Funds or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Master Fund. The effect on the Funds, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Funds or the Private Markets Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Funds or the Private Markets Investment Funds.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. Each Fund’s ability to achieve its investment objectives, as well as the ability of each Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect each Fund’s ability to achieve its investment objectives, as well as the ability of each Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Funds. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and the managers of the Private Markets Investment Funds. Records and reports relating to the Funds that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Funds or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Markets Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Funds and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Funds and the Adviser operate and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Funds, the Adviser and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Funds to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Master Fund’s, and therefore each Feeder Fund’s, ability to effectively achieve its investment objectives.

Investment Banking and Other Fees. The manager of a Private Markets Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information. Managers of the Private Markets Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. A Private Markets Investment Fund would not be free to act upon any such information. Due to these restrictions, a Private Markets Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements. In the course of its investment process, the Master Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Markets Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Master Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Master Fund or the Feeder Funds, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Master Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Master Fund or the Feeder Funds to such liability. As a result, the Master Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Master Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision of Managerial Assistance. A Private Markets Investment Fund, or the Master Fund through Direct Co-Investments, may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Private Markets Investment Fund or the Master Fund to claims by a portfolio company, its security holders and its creditors.

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Markets Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Markets Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Master Fund) in such Private Markets Investment Fund. The Master Fund, and therefore the Feeder Funds, may face similar risks with respect to dispositions of its Direct Co-Investments.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Markets Investment Fund may seek damages from an investor (such as the Master Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Markets Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Markets Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Master Fund’s investment in a Private Markets Investment Fund and accordingly the value of an investment in a Feeder Fund.

The Fund may enter into unfunded commitment agreements to make certain investments, including with respect to investing in Private Market Investment Funds. Under the SEC’s rule applicable to a fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The Fund will only enter into such unfunded commitment agreements if the Adviser reasonably believes, at the time it enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Indemnification. A Private Markets Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Markets Investment Fund and its respective portfolio companies. The Master Fund’s indemnification obligations under such provisions generally will not be in excess of the Master Fund’s capital commitment to, plus distributions from, such Private Markets Investment Fund.

Tax Risks. The Master Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of such expenses to the Master Fund’s Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). It is not expected that any Shareholders will directly hold shares of the Master Fund and accordingly the aforementioned rule regarding the imputation of expenses are not expected to apply. However, because the Master Fund is not anticipated to be “publicly offered” under the Internal Revenue Code, the Master Fund will be subject to limitations on the deductibility of certain “preferential dividends.” In general, a dividend is preferential unless it is distributed pro rata to Shareholders, with no preference to any share of stock compared with other shares of the same class, and with no preference to one class as compared with another class, except to the extent the class is entitled to a preference. If the IRS or a court were to determine that the Master Fund paid a preferential dividend, then all dividends paid with respect to the class of stock for which the preferential dividend was paid would not be deductible by the Master Fund, and the Master Fund and Feeder Fund could lose its tax status as a RIC. In that case, the Master Fund’s taxable income (including its net capital gain) would be subject to federal corporate tax at the regular rate without any deduction for distributions to Shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Master Fund or underlying Portfolio Investments will seek to restrict non-qualifying income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Master Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. To the extent the Master Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Master Fund may be allocated non-qualifying income from such portfolio companies. However, the Master Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative economic consequences to Fund Shareholders. Under certain circumstances, the Master Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Master Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

The Master Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC, either through direct investments in such entities or indirectly through investments in Private Markets Investment Funds that invest through such entities. To the extent the Master Fund invests through domestic corporate entities (that are not REITs), any income will likely be subject to the 21% corporate level tax before being distributed to the Master Fund as a dividend. To the extent that the Master Fund invests through non-U.S. corporate entities, such entities may be treated as “controlled foreign corporations” under the Internal Revenue Code. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include certain passive income) of the Master Fund attributable to its investment in a “controlled foreign corporation” is “qualifying income” to the Master Fund to the extent that such income is derived with respect to the Master Fund’s business of investing in stock, securities or currencies. The Master Fund expects its “Subpart F” income attributable to its investment in such “controlled foreign corporations” to be derived with respect to the Master Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income.” The Adviser will carefully monitor the Master Fund’s investments in such corporate entities to ensure that no more than 25% of the Master Fund’s assets are treated as invested in a single “issuer” for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). There are no assurances that the IRS will agree with the Master Fund’s determination of the “issuer” for certain of its investments for purposes of the Asset Diversification Test. Failure to comply with the Asset Diversification Test could cause the Master Fund to cease to qualify as a RIC or could require the Master Fund to reduce its exposure to certain of its investments, which may result in difficulty in implementing the Funds’ investment strategy. If the Master Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to the Shareholders of the Funds). See the “U.S. Federal Income Tax Matters” section below for further detail. Under certain circumstances, the Master Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Master Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns. If a Fund invests in a controlled foreign corporation, the Fund will comply with the provisions of the 1940 Act governing investment policies and capital structure on an aggregate basis with the controlled foreign corporation.

In addition, the Master Fund’s investment in “controlled foreign corporations” may cause the Master Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters.” Accordingly, in order to avoid certain income and excise taxes, the Master Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of a Fund as a regular corporation subject to a 21% corporate tax. In such a case, a Fund would not qualify for any dividends paid deductions and it would generally be taxed on the full amount of its taxable income and gains. In addition, dividend payments to Shareholders generally would be taxed as ordinary dividends even if such dividends are paid out of the Fund’s long-term capital gains.

Underlying partnerships in which the Master Fund may invest will deliver Schedules K-1 to the Master Fund to report its share of income, gains, losses, deductions and credits of such underlying partnerships. These Schedules K-1 may be delayed and may not be received until after the time that the WPA Fund issues its tax reporting statements. As a result, the Feeder Funds may at times find it necessary to reclassify the amount and character of its distributions to investors after it issues a 1099 tax reporting document to investors. In addition, the delayed receipt of Schedules K-1 to the Master Fund could cause the Funds to incur entity level tax and an excise tax for not having distributed sufficient amounts of income and gains each year pursuant to the applicable distribution requirements. Please see the section entitled “U.S. Federal Income Tax Matters” for more information.

If for any reason a Fund should lose its classification as a RIC, such loss could produce adverse tax and economic consequences to shareholders.

Key Personnel. The performance of the Funds will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist each Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Funds. The loss of one or more of the Funds’ key personnel could have a material adverse effect on the performance of the Funds. In addition, the performance of the Private Markets Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Private Markets Investment Fund’s managers. The Funds will have little or no control on the amount of time such personnel will devote to the Private Markets Investment Funds or the ability of such Private Markets Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Private Markets Investment Funds, and thus of the Funds.

Risks Related to Electronic Communication. A Feeder Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Potential Conflicts of Interest. As an international investment management firm, the Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Funds, such relationships and services may give rise to potential conflicts with the interests of the Funds and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Funds and the performance of the Funds, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Funds, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with a significant number of corporations and their respective senior managers, as well as with investors who may invest or may have invested in Private Markets Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Markets Investment Funds and their affiliated funds, on the boards of entities that serve as the managers or advisers of the Private Markets Investment Funds, or on the boards of operating companies, including Private Markets Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Funds and other parties and may not be resolved in favor of the Funds.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Master Fund and the Feeder Funds in an appropriate manner, and it is expected that the managers of the Private Markets Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Private Markets Investment Funds in an appropriate manner. However, the Adviser, its employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Funds.

Allocation of Investment Opportunities; Limitations of Exemptive Relief. The Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Master Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Master Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Master Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Master Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Master Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Funds may rely on previously-issued no action guidance from the SEC that, subject to certain limitations and requirements, provides a limited ability for the Master Fund to co-invest alongside the Adviser and its affiliates in Portfolio Investments.

The Master Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Master Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Master Fund and those of the other parties to the transaction.

LIBOR Replacement Risk. The London Interbank Offered Rate (“LIBOR”) was the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association. It historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. In July 2017, the Financial Conduct Authority (the “FCA”), the United Kingdom financial regulatory body, announced a desire to phase out the use of LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and ceased publishing the remaining LIBOR settings on June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Many market participants are in the process of transitioning to the use of alternative reference or benchmark rates.

Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a change in (i) the value of certain instruments held by the Master Fund, (ii) the cost of temporary borrowing for the Master Fund, or (iii) the effectiveness of related Fund transactions such as hedges, as applicable.

In planning for the transition away from LIBOR, various financial industry groups have encountered obstacles to converting certain longer term securities and transactions to a new benchmark. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Financing Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (“SONIA”) in England. Both SOFR and SONIA, as well as certain other proposed replacement rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR need to be made to accommodate the differences. Liquid markets for newly-issued instruments that use an alternative reference rate are still developing. Consequently, there may be challenges for the Master Fund to enter into hedging transactions against instruments tied to alternative reference rates until a market for such hedging transactions develops.

Additionally, while many existing LIBOR-based instruments have contemplated a scenario where LIBOR is no longer available by providing for an alternative or “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments have such fallback provisions. While it is expected that market participants will amend legacy financial instruments referencing LIBOR to include fallback provisions to alternative reference rates, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments maturing after the end of 2021, particularly with respect to legacy cash products. Federal legislation has been enacted in the U.S. to assist with the transition away from LIBOR to new reference rates for instruments known as “tough legacy” contracts. Although there are ongoing efforts among global government entities and other organizations to address transition-related uncertainties, the ultimate effectiveness of such efforts is not yet known.

Any effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could result in losses to the Master Fund. Furthermore, the risks associated with the discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

General Risks Related to Investments in Private Debt Investments

Debt Investments Generally. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.

Interest Rate Risk. Changes in interest rates can affect the value of a Private Markets Investment Fund’s investments in fixed-income instruments. Increases in interest rates may cause the value of a Private Markets Investment Fund’s debt investments to decline. A Private Markets Investment Fund may experience increased interest rate risk to the extent it invests, if at all, in lower-rated instruments, debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon debt instruments) or debt instruments paying non-cash interest in the form of other debt instruments.

Prepayment Risk. The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount instruments when interest rates and/or spreads are high, and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact a Private Markets Investment Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser, with respect to the Master Fund, or the general partner or manager of a Private Markets Investment Fund may have constructed for these investments, resulting in a loss to the Master Fund or such Private Markets Investment Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Future Funding Obligations. A Private Markets Investment Fund may from time to time incur funding obligations that may arise in the future in connection with an investment. For example, a Private Markets Investment Fund may purchase from a lender a revolving credit facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, such Private Markets Investment Fund would be obligated to fund the amounts due. If such Private Markets Investment Fund is unable to pay its obligations when due, such Private Markets Investment Fund could face significant penalties that could materially adversely affect its returns. A Private Markets Investment Fund may also enter into agreements pursuant to which it agrees to assume responsibility for default risk presented by a third party, and may, on the other hand, enter into agreements through which third parties offer default protection to such Private Markets Investment Fund.

Zero-Coupon and Deferred Interest Bonds. Zero-coupon bonds and deferred interest bonds are debt obligations issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations that provide for regular payments of interest.

High-Yield (or “junk”). Bonds or other fixed-income securities that are “higher yielding” (including non-investment grade) debt securities, which are also known as “junk” debt securities, are generally not exchange traded and, as a result, these securities trade in the over-the-counter marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and may not have available to them more traditional methods of financing. In addition, a Private Markets Investment Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

Private Markets Investment Funds may invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Corporate Debt. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, Private Markets Investment Funds may be paid interest in kind in connection with their investments in corporate debt and related financial instruments (e.g., the principal owed to such Private Markets Investment Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, a Private Markets Investment Fund may experience substantial losses.

Mezzanine Debt. Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of a Private Markets Investment Fund to influence a company’s affairs, especially during periods of financial distress or following an insolvency, will be substantially less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher than for investment-grade instruments. In the event of the insolvency of a portfolio company of a Private Markets Investment Fund or similar event, such Private Markets Investment Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and finance laws.

Stressed Debt. Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.

Non-Performing Nature of Debt. Certain debt instruments may be non-performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.

Troubled Origination. When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.

Sovereign Debt. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that a general partner or manager of a Private Markets Investment Fund believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt, and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (a) balance of trade and access to international financing, (b) cost of servicing such obligations, which may be affected by changes in international interest rates, and (c) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.

Equitable Subordination. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors, or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If a Private Markets Investment Fund engages in such conduct, such Private Markets Investment Fund may be subject to claims from creditors of an obligor that debt held by such Private Markets Investment Fund should be equitably subordinated.

Default, Recovery and Restructuring Risks. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the investments, and an increase in default levels and/or decrease in recovery rates could adversely affect the performance of a Private Markets Investment Fund. When defaulted or otherwise distressed, an investment may become subject to workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect to the investment, including, without limitation, the potential exchange of a debt investment to an equity investment (and the impact on the seniority in the capital structure) in in-court and out-of-court restructurings. Such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such investment.

Highly Leveraged Companies. Borrowers underpinning certain investments may be highly leveraged and may not have ready access to financing. Such investments are inherently more sensitive to declines in revenues and to increases in expenses and interest rates. During an economic downturn or a sustained period of rising interest rates, these borrowers may be more likely to experience financial stress, especially if they are highly leveraged and if they have floating rate debt in periods of rising rates. During such periods, timely service of debt obligations may also be adversely affected by specific borrower developments, the borrower’s inability to meet specific projected business forecasts or the unavailability of additional financing. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is used.

Secondary Market Investments. The Private Markets Investment Funds may acquire investments on the secondary market, whether by assignment or participation. There are risks associated with the mechanics of such investments. The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the related loan agreement. As a purchaser of an assignment, a Private Markets Investment Fund generally would have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement, and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors, and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

Purchasers of loans are predominantly commercial banks, investment funds, investment banks and insurance companies. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold.

The Private Markets Investment Funds may acquire interests in loans indirectly by purchasing a participation from the selling institution. Holders of participations are subject to additional risks not applicable to a holder of a direct interest in a loan. Participations typically result in a contractual relationship only with the selling institution, not with the borrower under the loan. In the case of a participation, the Private Markets Investment Fund will generally have the right to receive payments to which it is entitled only from the selling institution and only upon receipt by such selling institution of such payments from the borrower. By holding a participation in a loan, the Private Markets Investment Fund generally will have no right to enforce compliance by the borrower with the terms of the loan, nor any rights of set off against the borrower, and the Private Markets Investment Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, the Private Markets Investment Fund will assume the credit risk of both the borrower and the institution selling the participation, which will remain the legal owner of record of the applicable loan. In the event of the insolvency of the selling institution, the Private Markets Investment Fund, by owning a participation, may be treated as a general unsecured creditor of the selling institution, and may not benefit from (and may be at risk as a result of) any set-off between the selling institution and the borrower. In addition, a Private Markets Investment Fund may purchase a participation from a selling institution that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When a Private Markets Investment Fund holds a participation in a loan, it will generally not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder and may not have the right to vote to waive enforcement of any default by a borrower. Except in limited circumstances and subject to limited exceptions, it is expected that each selling institution will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Selling institutions voting in connection with such matters may have interests different from those of a Private Markets Investment Fund and may fail to consider the interests of the Private Markets Investment Fund in connection with their votes. Most agreements governing participations with respect to bank loans provide that the selling institution may not vote in favor of any amendment, modification or waiver that forgives principal, interest or fees, reduces principal, interest or fees that are payable, postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees, or releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver). However, the standards relating to such voting agreements are not uniform.

Risks of Equity Items. The Private Markets Investment Funds may invest in equity kickers and other equity securities and interests in borrowers or may acquire equity of a borrower through its restructuring or reorganization (“Equity Items”). Equity Items are subject to the risks described herein with respect to investments generally but are more subordinate in a borrower’s capital structure and are therefore generally riskier than fixed income investments such as loans. Equity Items may involve substantial risks and may be subject to wide and sudden fluctuations in market value.

The successful use of options and warrants depends principally on price movements of the underlying securities. In addition, when it purchases an option or warrant, a Private Markets Investment Fund runs the risk that it will lose its entire investment in a relatively short period of time, unless the Private Markets Investment Fund exercises the option or warrant or enters into a closing transaction with respect to the option during the life of the option or warrant. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Private Markets Investment Fund will lose part or all of its investment in the option. There is no assurance that any Private Markets Investment Fund will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which the Private Markets Investment Fund engages in transactions in options or warrants, the Private Markets Investment Fund could experience delays or losses in liquidating open positions purchased or sold through the broker.

Covenant-Light Loans. Some of the Private Markets Investment Funds’ investments may be, or be comprised of, “covenant-light” loans. These loans have few or no financial or maintenance covenants, and these loans may be riskier than loans with stricter covenant packages and may be less liquid than other types of loans.

Rising Interest Rate Risks. Some of the Private Markets Investment Funds’ investments are expected to bear interest at floating interest rates. To the extent interest rates increase, periodic interest obligations owed by the related borrowers will also increase. As prevailing interest rates increase, some borrowers may not be able to make the increased interest payments or refinance their balloon and bullet loans, resulting in payment defaults. Any decrease in the yield on such investments will reduce the returns of the Funds.

Investments bearing fixed-rates of interest may also be adversely impacted by rising market interest rates. Generally, when market interest rates rise, the prices of fixed-rate debt obligations fall, and vice versa. A Private Markets Investment Fund’s investments may decline in value because of increases in market interest rates. This risk is heightened in the current market environment because market interest rates remain low and the U.S. Federal Reserve’s (the “Fed”) forward guidance suggests that it intends to continue to raise short-term interest rates over the next few years.

Nature of Bankruptcy Proceedings. There are a number of significant risks when investing in companies involved in bankruptcy proceedings under U.S. law. First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors and may require approval, authorization or resolution by the bankruptcy court or appellate courts. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claim, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. Seventh, a Private Markets Investment Fund may seek representation on creditors’ committees and as a member of a creditors’ committee it may owe certain obligations generally to all creditors similarly situated that the committee represents and it may be subject to various trading or confidentiality restrictions. If the Private Markets Investment Fund’s general partner or manager concludes that the Private Markets Investment Fund’s membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to the Private Markets Investment Fund’s investors or that otherwise outweigh the advantages of such membership, the Private Markets Investment Fund may not seek membership in, or may resign from, that committee.

In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.

Insolvency Considerations. Various laws enacted for the protection of creditors may apply to a Private Markets Investment Fund’s investments. The information in the following paragraphs is applicable to U.S. issuers. Insolvency considerations will differ with respect to non-U.S. issuers, but they may also adversely affect certain investments.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of an investment, such as a trustee in bankruptcy, were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such investment and, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital, or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, and subordinate such indebtedness to existing or future creditors of the issuer or recover amounts previously paid by the issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation or if the present fair salable value of its assets were then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness constituting the investments or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an obligor, payments made on such investments could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured, either from the initial recipient (such as a Private Markets Investment Fund) or from subsequent transferees of such payments (such as the Private Markets Investment Fund’s investors, including the Master Fund).

Priority of Liens arising by Operation of Law. U.S. Federal or state law may grant liens on the collateral (if any) securing an investment that have priority over a Private Markets Investment Fund’s interest. An example of a lien arising under U.S. Federal or state law is a tax or other government lien on property of a borrower. A tax lien may have priority over a Private Markets Investment Fund’s lien on such collateral. To the extent a lien having priority over the Private Markets Investment Fund’s lien exists with respect to the collateral related to any investment, the Private Markets Investment Fund’s interest in the asset will be subordinate to such lien. If the creditor holding such lien exercises its remedies, it is possible that, after such creditor is repaid, sufficient cash proceeds from the underlying collateral will not be available to pay the outstanding principal amount of such investment.

Structured Notes. Structured notes, variable rate mortgage-backed and asset-backed securities each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.

Loan Investments. The Private Markets Investment Funds’ success in the area of loan investing will depend, in part, on their ability to obtain loans on advantageous terms. In purchasing loans, the Private Markets Investment Funds will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.

Leveraged Loans. “Leveraged loans” are loans made to companies with a below investment-grade rating from any nationally recognized rating agency. Such loans may be performing poorly when a Private Markets Investment Fund acquires them. There is no assurance that the applicable general partner or manager of a Private Markets Investment Fund will correctly evaluate the value of the assets collateralizing such loans or the prospects for distribution on or repayment of such loans. Such Private Markets Investment Fund may lose its entire investment or may be required to accept cash, property or securities with a value less than such Private Markets Investment Fund’s original investment and/or may be required to accept payment over an extended period of time.

Hung Loans. The term “hung loan” commonly refers to a loan that has been made (or has been committed to be made), and the lender is not able to syndicate the loan on the originally anticipated terms. Hung loans are illiquid and lack readily ascertainable market values; there is no assurance that the price to be paid for hung loans by any Private Markets Investment Fund will reflect a discounted price that should allow such Private Markets Investment Fund to achieve a positive return on such loans or avoid losses. Since the price of the loans to be purchased is expected to continue to be significantly impacted by, in addition to the specific circumstances relating to each loan (e.g., in the case of a loan relating to a LBO, the financial condition of the target), global and macro-economic conditions (e.g., monetary policy, changes to currency exchange rates, governmental intervention or changes to existing laws, international geo-political events, etc.) as well as other systemic factors, it is possible that loans purchased by such Private Markets Investment Fund will suffer significant impairments in value as a result of events not predicted by such Private Markets Investment Fund. The Private Markets Investment Funds may also face difficulties in disposing or leveraging such loans, or in doing so without incurring losses. The markets in which hung loans are purchased and sold have been volatile and are likely to continue to be volatile in the future.

Bank Loans. Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Private Markets Investment Funds to directly enforce their rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Private Markets Investment Funds.

As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.

Second Lien Loans. The Private Markets Investment Funds may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products. Beginning in August 2007, the market for many loan products, including second lien loans, contracted significantly which made virtually all leveraged loan products, particularly second lien loan products, less liquid or illiquid. Many participants ceased underwriting and purchasing certain second lien loan products. There can be no assurance that the market for second lien loans will not contract further.

Bridge Loans. It is a common practice for financial institutions to commit to providing bridge loans to facilitate acquisitions, including LBOs, where they serve as advisers to the purchaser. Bridge loans are frequently made because, for timing or market reasons, longer term financing is not available at the time the funds are needed, which is often at the time of the closing of an acquisition. In the past, these commitments were not frequently drawn upon due to the availability of other sources of financing; however, due to market conditions affecting the availability of these other sources of financing (principally high-yield bond transactions), bridge loan commitments have been and may be drawn upon more regularly. Since these commitments were not regularly drawn upon in the past, there is little history for investors to rely upon in evaluating investments in bridge loans. Bridge loans often have shorter maturities. Borrower and lenders typically agree to shorter maturities based on the anticipation that the bridge loans will be replaced with other forms of financing within such shorter time period. However, the source and timing of such replacement financing may be uncertain and can be affected by, among other things, market conditions and the financial condition of the borrower at the maturity date of the bridge. If the borrower is unable to obtain replacement financing and repay the bridge loan at maturity, the terms of the bridge loan may provide for the bridge loan to be converted to a longer term loan. If bridge loans are not repaid (or cannot be disposed of on favorable terms) on the dates projected by a sponsor of a Private Markets Investment Fund, there may be an adverse effect upon the ability of such sponsor to manage the assets of the applicable Private Markets Investment Fund in accordance with its models and projections or an adverse effect upon such Private Markets Investment Fund’s performance and ability to make distributions.

Debtor-in-Possession (“DIP”) Loans. Loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a U.S. Federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.

Fraud. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Private Markets Investment Funds to perfect or effectuate a lien on the collateral securing the loan. The Private Markets Investment Funds will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to a Private Markets Investment Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Collateralized Obligations Generally. There are a variety of different types of collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”), including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail elsewhere herein. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, a Private Markets Investment Fund will have limited remedies available upon the default of the CDO. Such Private Markets Investment Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective or fully invest its committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.

The value of CDOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CDO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Subordination of CDO Debt and CDO Equity. Subordinate CDO debt generally is fully subordinated to the related CDO senior tranches. CDO equity generally is fully subordinated to any related CDO debt. To the extent that any losses are incurred by a CDO in respect of its related CDO Collateral, such losses will be borne first by the holders of the related CDO equity, next by the holders of any related subordinated CDO debt and finally by the holders of the related CDO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CDO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CDO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CDO debt and/or the holders of the related CDO equity, as applicable.

Mandatory Redemption of CDO Senior Tranches and CDO Debt. Under certain circumstances, cash flows from CDO Collateral that otherwise would have been paid to the holders of any related CDO debt and the related CDO equity will be used to redeem the related CDO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CDO debt or such CDO equity, which could adversely impact the returns to the holders of such CDO debt or such CDO equity.

Optional Redemption of CDO Senior Tranches and CDO Debt. An optional redemption of a CDO could require the collateral or portfolio manager of the related CDO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CDO Collateral sold (and which in tum could adversely impact the holders of any related CDO debt, and/or the holders of the related CDO equity).

Warehouse Agreements. A Private Markets Investment Fund may enter into warehouse agreements (“Warehouse Agreements”) with certain collateral managers. Pursuant to such Warehouse Agreements, such Private Markets Investment Fund may provide financing, either directly or indirectly, for the purchase of assets, or may own certain assets (“Warehouse Securities”) in anticipation of such assets constituting the collateral of a CDO or other structured transaction (a “Structured Transaction”). Upon the closing of the Structured Transaction to which the Warehouse Agreement relates, such Private Markets Investment Fund may or may not purchase securities issued in such Structured Transaction. Such Private Markets Investment Fund may not achieve its investment objective in financing the warehouse if the Warehouse Securities are not purchased in the Structured Transaction or where the Structured Transaction fails to close. A collateral manager will purchase Warehouse Securities from the warehouse for a Structured Transaction only to the extent that the collateral manager determines that such purchases are consistent with the investment guidelines of the Structured Transaction, the restrictions contained in the collateral management agreement and applicable law. If Warehouse Securities are not purchased for a Structured Transaction, depending on the terms of the Warehouse Agreement, Warehouse Securities may be liquidated, which may result in a profit or a loss to such Private Markets Investment Fund, or such Private Markets Investment Fund may take possession of the Warehouse Securities. In either case, such Private Markets Investment Fund will bear the risk that the value of such Warehouse Securities may be below their purchase price. If a Structured Transaction fails to close, in addition to the foregoing risks, such Private Markets Investment Fund may not be paid for financing the warehouse facility.

ABS and MBS Generally. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.

ABS and MBS Subordinated Securities. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

Commercial MBS. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.

Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.

ABS. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and U.S. Federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.

The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

RMBS. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain U.S. Federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.

Risks Related to Balloon Loans. The Private Markets Investment Funds’ investments may include mortgage loans that provide for scheduled payments of principal and/or interest based on amortization schedules significantly longer than their respective remaining terms to maturity or provide for payments of interest only until their respective maturity date and, in each case, a balloon payment on their respective maturity date. A borrower’s ability to make a balloon payment typically will depend upon its ability either to refinance the loan in full or to sell the related mortgaged property at a price sufficient to permit the borrower to make such payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including (but not limited to) the value of the related mortgaged property (which, due to then-prevailing market conditions, could be materially impaired), the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the mortgaged property, the financial condition and operating history of the borrower and the mortgaged property, rent roll status, rent control laws with respect to certain residential properties, tax laws, prevailing general and regional economic conditions and the availability of credit for mortgage loans. The Private Markets Investment Funds cannot provide any assurances that each borrower under a balloon loan will have the ability to repay the unpaid principal balance of such mortgage loan on the related maturity date. Generally, even fully amortizing mortgage loans which pay interest on an “actual/360” basis but have fixed monthly payments may, in fact, have a small balloon payment due at maturity. Any delay or failure to collect a balloon payment could materially adversely affect a Private Markets Investment Fund’s returns.

Risk of Decline in Particular Industries or Businesses. A concentration of real estate loans held by a Private Markets Investment Fund that are secured by a concentration of property types can increase the risk that a decline in a particular industry or business would have a disproportionately large impact on the performance of the Private Markets Investment Fund as a whole. For example, if there is a decline in tourism, the hotel industry might be adversely affected, leading to increased losses on loans secured by hospitality properties (or entities that own or have interests in hospitality properties) as compared to other property types.

Construction, Redevelopment and Renovation Risks. The existence of construction or renovation at properties underlying an investment made by a Private Markets Investment Fund may make space unavailable to rent or may make the properties less attractive to tenants or their customers, and accordingly could have a negative effect on net operating income. To the extent applicable, there can be no assurance that any escrow or reserve collected will be sufficient to complete any current renovation or be otherwise sufficient to satisfy any tenant improvement expenses at a property. Failure to complete planned improvements may have a material adverse effect on the cash flow at the property and the related borrower’s ability to meet its payment obligations under its loan documents. In addition, in the event the related borrower fails to pay the costs for work completed or material delivered in connection with such ongoing redevelopment or renovation, the portion of the property on which there are renovations may be subject to mechanic’s or materialmen’s liens that may be senior to a Private Markets Investment Fund’s lien. Additionally, there can be no assurance that any current or planned redevelopment, renovation or expansion will be completed, that such redevelopment, renovation or expansion will be completed in the time frame contemplated, or that, when and if redevelopment, renovation or expansion is completed, such redevelopment, renovation or expansion will improve the operations at, or increase the value of, the subject property. Failure of any of the foregoing to occur could affect the ability of the related borrower to repay amounts due under its loan.

Risk of Eminent Domain. Municipalities and other government subdivisions may, in certain circumstances, seek to acquire real properties underlying loans held by a Private Markets Investment Fund (or real properties that might from time-to-time be acquired by a Private Markets Investment Fund as a result of foreclosure on a loan or otherwise) through eminent domain proceedings. While these proceedings may be contested by the property owner, there can be no assurance that a municipality or other government subdivision will not succeed in acquiring the subject property. In such event, there is a risk that the property owner will not receive adequate compensation for the property acquired, which could result in a Private Markets Investment Fund incurring losses on its related investments.

Risks Associated with Investments in REITs. The Private Markets Investment Funds may invest in interests in (and/or may structure certain of its investments as interests in) REITs for U.S. Federal income tax purposes, interests in real estate investment vehicles with a preferential tax regime established in non-U.S. jurisdictions, or other similar securities. Such investments involve risks relating to the particular issuer of the securities, including the financial condition and business prospects of the issuer. REITs and similar vehicles generally are required to invest a substantial portion of their assets in operating real estate or real estate-related assets, and therefore are subject to the inherent risks associated with real estate-related investments. REIT and similar securities are generally unsecured and may also be subordinated to other obligations of the issuer, and the Private Markets Investment Funds may also invest in REIT or similar securities that are rated below investment grade. The performance of a REIT or similar vehicles may be affected by its failure to quality as a REIT, or non-U.S. real estate investment vehicle under applicable law, in which case it may become subject to additional taxation or other penalties, which may substantially reduce earnings available for distribution.

Environmental Liabilities. Certain investments made by Private Markets Investment Funds may be adversely affected by the use of hazardous substances by tenants or property owners. Various environmental laws may make a current or previous owner or operator of real property liable for the costs of removal or remediation of hazardous or toxic substances on, under or adjacent to such property. Those laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of the hazardous or toxic substances. For example, certain laws impose liability for release of asbestos-containing materials into the air or require the removal or containment of asbestos-containing materials. In some states, contamination of a property may give rise to a lien on the property to assure payment of the costs of cleanup. In some states, this lien has priority over the lien of a pre-existing mortgage. Additionally, third parties may seek recovery from owners or operators of real properties for cleanup costs, property damage or personal injury associated with releases of, or other exposure to, hazardous substances related to the properties. The owner’s liability for any required remediation generally is not limited by law and could, accordingly, exceed the value of the property and/or the aggregate assets of the owner. The presence of hazardous or toxic substances also may adversely affect the owner’s ability to refinance the property or to sell the property to a third party. The presence of, or strong potential for contamination by, hazardous substances consequently can have a materially adverse effect on the value of the property and a borrower’s ability to repay the related loan held by a Private Markets Investment Fund. In addition, under certain circumstances, a lender (such as a Private Markets Investment Fund) could be liable for the costs of responding to an environmental hazard.

Non-U.S. Borrowers. Certain Private Markets Investment Funds may make investments that are issued by borrowers domiciled in a jurisdiction outside North America or a political subdivision thereof. Such investments may involve increased risk, including: (i) less publicly available information about the related borrower; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and related uncertainties as to the status, interpretation and application of laws. Moreover, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Generally, there is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the U.S. For example, there may be no comparable provisions under certain foreign laws with respect to insider trading and similar investor protection afforded by securities laws that apply with respect to securities transactions consummated in the United States.

The economies of individual non-U.S. countries may also differ from the U.S. economy in such respects as the effect of the global recession, growth or contraction of the gross domestic product, rate of inflation, politics, volatility of currency exchange rates, capital reinvestment, resources self-sufficiency and balance of payments position. Accordingly, investments involving non-U.S. borrowers could face risks which would not pertain to other investments, which could expose a Private Markets Investment Fund to losses on such investments.

Because the effectiveness of the judicial systems in the countries in which the Private Markets Investment Funds may invest varies, the Private Markets Investment Funds may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent a Private Markets Investment Fund may obtain a judgment but is required to seek its enforcement in the courts of one of the countries in which the Private Markets Investment Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

In many foreign countries, there is the possibility of expropriation, nationalization or confiscatory taxation, limitations on the convertibility of currency or the removal of securities, property or other assets of a Private Markets Investment Fund, political, economic or social instability or adverse diplomatic developments, each of which could have an adverse effect on the Private Markets Investment Funds’ investments in such foreign countries (which may make it more difficult to pay U.S. Dollar-denominated obligations). The economies of individual non-U.S. countries may also differ from the U.S. economy in such respects as the effect of the global recession, growth or contraction of the gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

General Risks Related to Investments in Real Estate and Real Estate Related Assets

Real Estate-Related Investments. The Funds may invest in Private Markets Investment Funds that invest in real estate or real estate-related assets. Real estate historically has experienced significant fluctuations and cycles in value that may result in reductions in the value of real estate-related investments. The marketability and value of a Private Markets Investment Fund’s investments will depend on many factors beyond any control of the Private Markets Investment Fund or its manager. The ultimate performance of a Private Markets Investment Fund’s investments will be subject to the varying degrees of risk generally incident to the operation of the underlying real property or real estate-related assets. For example, the ultimate value of a Private Markets Investment Fund’s investments may depend upon the real property owner’s ability to operate the real property in a manner sufficient to maintain or increase revenues in excess of operating expenses or, in the case of leased real property, the ability of the lessee to make rental payments. Revenues may be adversely affected by changes in national or international economic conditions; changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics; the financial condition of tenants and lessees, buyers and sellers of properties; competition from other properties offering the same or similar services; changes in interest rates and in the availability, cost and terms of mortgage funds; the impact of present or future environmental legislation and compliance with environmental laws (as more specifically set out below); the ongoing need for capital improvements (particularly in older structures); changes in real estate tax rates and other operating expenses; adverse changes in governmental rules and fiscal policies; civil unrest; acts of God, including earthquakes, hurricanes and other natural disasters; acts of war; acts of terrorism (any of which may result in uninsured losses); adverse changes in zoning laws; and other factors that are beyond the control of the real property owners, the Private Markets Investment Funds or their managers. In the event that any of the properties underlying a Private Markets Investment Fund’s investments experience any of the foregoing events or occurrences, the value of and return on the investor’s investment in a Fund would be negatively impacted.

Development. A Private Markets Investment Fund may acquire equity and/or debt interests in real estate developments and/or in businesses that engage in real estate development. To the extent that a Private Markets Investment Fund invests in such development activities, it will be subject to the risks normally associated with such activities. Investments made in properties to be developed may receive little or no cash flow, and market conditions may change during the course of development which makes such development less attractive than at the time it was commenced. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of a Private Markets Investment Fund or its manager, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the financial condition and results of operations of a Private Markets Investment Fund and on the amount of funds available for distribution to its investors.

Office Properties. A Private Markets Investment Fund may invest in office properties. A large number of factors may adversely affect the value of office properties, including the quality of an office building’s tenants; an economic decline in the business operated by the tenants; the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, location, access to transportation and ability to offer certain amenities, such as sophisticated building systems and/or business wiring requirements); the physical attributes of the building with respect to the technological needs of the tenants, including the adaptability of the building to changes in the technological needs of the tenants; the diversity of an office building’s tenants (or reliance on a single or dominant tenant); the desirability of the area as a business location; the strength and nature of the local economy, including labor costs and quality, tax environment and quality of life for employees; and an adverse change in population, patterns of telecommuting or sharing of office space, and employment growth (which creates demand for office space).

Multifamily Properties. A Private Markets Investment Fund may invest in garden-style, mid-rise and high-rise properties. A large number of factors may adversely affect the value and successful operation of such properties, including: physical attributes of the property such as its age, condition, design, appearance, access to transportation and construction quality; location of the property (for example, a change in the neighborhood over time); ability of management to provide adequate maintenance and insurance; the types of services or amenities that the property provides; the property’s reputation; the level of mortgage interest rates, which may encourage tenants to purchase rather than lease housing; presence of competing properties; the tenant mix, such as the tenant population being predominantly students or being heavily dependent on workers from a particular business or personnel from a local industrial unit; adverse local or national economic conditions, which may limit the amount of rent that may be charged and may result in a reduction of timely rent payments or a reduction in occupancy levels; state and local regulations, which may affect the building owner’s ability to increase rent to the level of market rents for an equivalent apartment; and government assistance/rent subsidy programs.

In addition, certain local and international jurisdictions regulate the relationship of an owner and its tenants. Generally, these laws require a written lease, good cause for eviction, disclosure of fees, and notification to residents of changed land use, while prohibiting unreasonable rules, retaliatory evictions, and restrictions on a resident’s choice of unit vendors.

In addition to U.S. federal, state and/or local regulation of the landlord-tenant relationship, numerous counties and/or municipalities impose rent control on apartment buildings. These ordinances may limit rent increases to fixed percentages, to percentages of increases in the consumer price index, to increases set or approved by a governmental agency, or to increases determined through mediation or binding arbitration.

Retail Properties. A Private Markets Investment Fund may invest in retail properties. Several factors may adversely affect the value and successful operation of a retail property, including, but not limited to: (i) changes in consumer spending patterns, local competitive conditions (such as the supply of retail space or the existence or construction of new competitive shopping centers or shopping malls); (ii) alternative forms of retailing (such as internet web sites, direct mail and video shopping networks, which reduce the need for retail space by retail companies); (iii) the safety, convenience and attractiveness of the property to tenants and their customers or clients; (iv) the public perception of the safety of customers at shopping malls and shopping centers; (v) the need to make major repairs or improvements to satisfy the needs of major tenants; and (vi) traffic patterns and access to major thoroughfares.

The general strength of retail sales also directly affects retail properties. If retail sales by tenants in a Private Markets Investment Fund’s properties were to decline, the rents that are based on a percentage of revenues may also decline, and tenants may be unable to pay the fixed portion of their rents or other occupancy costs. The cessation of business by a significant tenant can adversely affect a retail property, not only because of rent and other factors specific to such tenant, but also because significant tenants at a retail property play an important part in generating customer traffic and making a retail property a desirable location for other tenants at such property.

Student Housing. Student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing a Private Markets Investment Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of a Private Markets Investment Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Private Markets Investment Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Assisted-Living and Seniors’ Housing. The success of assisted-living and seniors’ housing depends in large part on the success in attracting senior citizens with the ability to pay for the services they receive. While a portion of the fees payable by residents of retirement facilities may be reimbursed by government and private payors, many such facilities are substantially dependent on the ability of the residents and their families to pay directly. In addition, some payors may limit the number of days for which payment will be made in some settings, such as skilled nursing facilities, and most payors limit the types of services for which payment will be made and/or the amount paid for each particular service.

Health care in general is an area subject to extensive regulation and frequent regulatory change. Some jurisdictions promote regionally-managed and regulated health care systems. These changes favor larger operators that have the resources to provide more cost-effective management services and well-developed staff training programs on a regional basis. There can be no assurance that future regulatory changes in health care, particularly those changes affecting the seniors’ housing industry, will not materially adversely affect the Private Markets Investment Funds. It may be difficult to obtain certain required regulatory approvals or sustain current funding levels.

Delays in obtaining regulatory approvals could hinder the services and operations of a Private Markets Investment Fund’s seniors’ housing, which could materially adversely affect a Fund’s anticipated revenues, results of operations and cash flows.

Retirement communities in certain provinces are subject to audits and/or inspections by government authorities to ensure compliance with applicable laws and licensing requirements.

Government agencies have steadily increased their enforcement activity over the past several years. Further, laws and regulation periodically change over time and regulatory bodies may impose more stringent requirements on the underlying portfolio investments of the Private Markets Investment Funds. As a result, the Private Markets Investment Funds and their managers must continually allocate increased resources to ensure compliance with applicable regulations. However, there is no assurance that the Private Markets Investment Fund and their managers will be able to increase its resource allocation sufficiently to match all costs of compliance or increased costs of compliance.

Where the Private Markets Investment Funds have originated and/or acquired loans secured by retirement community properties, the applicable provincial licensing and regulatory may limit the ability of the Private Markets Investment Funds to foreclose on such properties. The Private Markets Investment Fund may be subject to certain restrictions when considering foreclosing on any such collateral. As a result, the manager of the Private Markets Investment Fund may restrict or limit the exercise of rights for the Private Markets Investment Fund in connection with such loans.

Risks Associated with Commercial Mortgage Loans. A Private Markets Investment Fund may invest in commercial mortgage loans. The value of a Private Markets Investment Fund’s commercial mortgage loans will be influenced by the rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as result of such defaults. The factors influencing delinquencies, defaults and loss severity include (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, etc.); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and laws) rather than upon the existence of independent income or assets of the borrower. Many commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation.

Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Risks Associated with Residential Mortgage Loans. A Private Markets Investment Fund may invest in residential mortgage loans, including subprime mortgages which have been subject to investor consternation in recent years. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including, without limitation, a general economic downturn, natural disasters, environmental disasters, acts of terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their loans. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in- possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on a Private Markets Investment Fund’s anticipated return on a foreclosed mortgage loan.

In addition, certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

Construction, Redevelopment and Renovation Risks. The existence of construction or renovation at properties underlying an investment made by a Private Markets Investment Fund may make space unavailable to rent or may make the properties less attractive to tenants or their customers, and accordingly could have a negative effect on net operating income. To the extent applicable, there can be no assurance that any escrow or reserve collected will be sufficient to complete any current renovation or be otherwise sufficient to satisfy any tenant improvement expenses at a property. Failure to complete planned improvements may have a material adverse effect on the cash flow at the property and the related borrower’s ability to meet its payment obligations under its loan documents. In addition, in the event the related borrower fails to pay the costs for work completed or material delivered in connection with such ongoing redevelopment or renovation, the portion of the property on which there are renovations may be subject to mechanic’s or materialmen’s liens that may be senior to a Private Markets Investment Fund’s lien. Additionally, there can be no assurance that any current or planned redevelopment, renovation or expansion will be completed, that such redevelopment, renovation or expansion will be completed in the time frame contemplated, or that, when and if redevelopment, renovation or expansion is completed, such redevelopment, renovation or expansion will improve the operations at, or increase the value of, the subject property. Failure of any of the foregoing to occur could affect the ability of the related borrower to repay amounts due under its loan.

Risk of Decline in Value of Real Estate Collateral. The value of the real estate which underlies mortgage loans is subject to market conditions. Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in the real estate market increase the probability of default, as the incentive of the borrower to retain the property declines. Furthermore, many of the properties and/or the borrowers which will secure loans underwritten or invested in by a Private Markets Investment Fund may be suffering varying degrees of financial distress or may be located in economically distressed areas. Loans purchased or underwritten by the Private Markets Investment Fund may become non-performing for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the borrower is unable to meet its debt service payments), has not been fully completed or is in need of rehabilitation. Such non-performing loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, or a substantial write-down of the principal of the loan. Furthermore, the Private Markets Investment Fund may decide in certain circumstances to reduce collateral.

Litigation at the Property Level. The acquisition, ownership, and disposition of real properties carry certain specific litigation risks, which could result in losses to a Private Markets Investment Fund. Litigation may be commenced with respect to a property acquired by the Private Markets Investment Fund or its subsidiaries in relation to activities that took place prior to the Private Markets Investment Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of the Private Markets Investment Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Private Markets Investment Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence. Private Markets Investment Funds may also be exposed to litigation resulting from the activities of tenants or their customers, particularly, when the borrower is distressed and the Private Markets Investment Fund seeks to exercise remedies. In a Private Markets Investment Fund’s investment portfolio there may also be occasional claims in the regular course of business, such as slips and falls.

Risks Related to Investments in the Energy and Power Industries

Commodity Prices. A Private Markets Investment Fund may be focused on investing in portfolio companies in the oil and gas industry. Accordingly, a Private Markets Investment Fund’s ultimate performance will be impacted by, among other things, changes in oil, natural gas and natural gas liquids prices. Oil, natural gas and natural gas liquids prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for oil, natural gas, natural gas liquids or coal; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in international oil producing regions; (iv) terrorist acts; (v) the extent of domestic production and importation of oil, natural gas, natural gas liquids or coal in certain relevant markets; (vi) the level of consumer demand; (vii) weather conditions; (viii) the competitive position of oil, natural gas, natural gas liquids or coal as a source of energy as compared with other energy sources; (ix) the refining capacity of oil, natural gas and natural gas liquids; (x) the effect of foreign, federal and state regulation on the production, transportation and sale of oil and other price controls, taxes and environmental laws and regulations; (xi) the price of non-U.S. imports; (xii) the value of the U.S. dollar; (xiii) the availability of pipeline capacity; and (xiv) a variety of other factors beyond a Private Markets Investment Fund’s control. Any substantial and extended decline in the price of oil, natural gas or natural gas liquids may adversely affect the revenues, profitability or operating cash flows of the portfolio companies. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of a portfolio company. Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects.

Sub-Sector Specific Risk. The portfolio companies in which a Private Markets Investment Fund may invest are also subject to risks that are specific or ancillary to the particular sub-sector of the natural resources sector in which they operate.

•	Pipelines. Pipeline companies are subject to the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by the U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such companies could have a material adverse effect on their business, financial condition, results of operations, cash flows and ability to pay cash distributions or dividends. In addition, FERC recently revised its tax allowance policy, which now no longer permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. Such revision could adversely impact the maximum tariff rates that such companies are permitted to charge for their transportation services, which could in turn adversely affect the results of operations and cash flows of those companies and their ability to pay cash distributions or dividends to their unit holders or shareholders.

•	Gathering and processing. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production. Prolonged declines in the price of natural gas or crude oil, which curtail drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, may lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.

•	Exploration and production. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.

•	Propane. Propane companies are subject to earnings variability based upon weather patterns in the locations where they operate and increases in the wholesale price of propane, which reduce profit margins. In addition, propane companies are facing increased competition due to the growing availability of natural gas, fuel oil and alternative energy sources for residential heating.

•	Coal. Coal companies are subject to declines in the demand for and prices of coal. Demand variability can be based on weather conditions, the strength of the domestic economy, the level of coal stockpiles in their customer base, and the prices of competing sources of fuel for electric generation. They are also subject to supply variability based on geological conditions that reduce the productivity of mining operations, the availability of regulatory permits for mining activities and the availability of coal that meets the standards of the Clean Air Act. Demand and prices for coal may also be affected by current and proposed regulatory limitations on emissions from coal-fired power plants and the facilities of other coal end-users. Such limitations may reduce demand for the coal produced and transported by coal companies. Certain coal companies could face declining revenues if they are unable to acquire additional coal reserves or other mineral reserves that are economically recoverable.

•	Marine shipping. Marine shipping companies are subject to supply of and demand for, and the level of consumption of, natural gas, liquefied natural gas, crude oil, refined petroleum products and liquefied petroleum gases in the supply areas and market areas they serve, all of which affect the demand for marine shipping services and therefore charter rates. Shipping companies’ vessels and cargoes are also subject to the risk of being damaged or lost due to marine disasters, extreme weather, mechanical failures, grounding, fire, explosions, collisions, human error, piracy, war and terrorism. Some vessels may also require replacement or significant capital improvements earlier than otherwise required due to changing regulatory standards. Shipping companies or their ships may be chartered in any country and a Private Markets Investment Fund’s investments in such issuers may be subject to risks similar to risks related to investments in non-U.S. securities.

Supply Risk. The profitability of certain portfolio companies in which a Private Markets Investment Fund may invest, particularly those involved in processing, gathering and pipeline transportation, may be materially impacted by the volume of natural gas or other energy commodities available for transportation, processing, storage or distribution. A significant decrease in the production of natural gas, crude oil, coal or other energy commodities, due to the decline of production from existing resources, import supply disruption, depressed commodity prices or otherwise, would reduce the revenue, operating income and operating cash flows of such portfolio companies and, therefore, their ability to make distributions or pay dividends to a Private Markets Investment Fund.

Demand for Oil and Gas. The success of certain portfolio companies in which a Private Markets Investment Fund may invest will be materially dependent upon the demand for oil and gas. The availability of a ready market for the oil and gas production generated from such a portfolio company depends on a number of factors beyond a Private Markets Investment Fund’s control, including the demand for, and supply of, oil and gas; the availability of alternative energy sources; the proximity of reserves to, and the capacity of, oil and gas gathering systems, pipelines or trucking and terminal facilities. A portfolio company in which a Private Markets Investment Fund invests may also have to shut in some of its wells temporarily due to a lack of market or adverse weather conditions including hurricanes. In addition, federal and state regulation of oil and gas production and transportation, general economic conditions and changes in supply and demand could adversely affect a portfolio company’s ability to produce and market its oil and gas on a profitable basis. Any significant change in the ability to produce and market the oil and gas production generated from a portfolio company’s assets could have a material adverse effect on the portfolio company’s financial condition and results of operations.

Inherent Operating Risks. The operation of oil and gas properties is subject to numerous risks inherent in the oil and gas industry, such as blowouts, cratering, explosions, uncontrollable flows of oil, natural gas or well fluids, fires, pollution, earthquakes and environmental risks. These risks could result in substantial losses due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage and suspension of operations. Any offshore operations of a portfolio company in which a Private Markets Investment Fund has invested will be subject to a variety of operating risks peculiar to the marine environment, such as hurricanes or other adverse weather conditions; to more extensive governmental regulation, including regulations that may, in certain circumstances, impose strict liability for pollution damage; and to interruption or termination of operations by governmental authorities based on environmental or other considerations. Each portfolio company in which a Private Markets Investment Fund invests is expected to seek to maintain insurance coverage for the operations of its investments, but insurance coverage for environmental damages that occur over time or insurance coverage for the full potential liability that could be caused by sudden environmental damages may not be available at a reasonable cost, and a portfolio company may be subject to liability or may lose substantial portions of its properties in the event of certain environmental damages.

Drilling, Engineering, Construction and Development Risks. The revenues and operating results of certain portfolio companies in which a Private Markets Investment Fund may invest will be dependent upon the success of the exploitation, development, construction and drilling activities of its investments. These oil and gas activities involve numerous risks, including the risk that no commercially productive oil or natural gas reservoirs will be encountered. The timing and cost of drilling, completing and operating wells is often uncertain, and drilling operations may be curtailed, delayed or canceled as a result of a variety of factors, including unexpected drilling conditions, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with governmental requirements, work stoppages and labor disputes, unforeseen engineering, environmental and geological problems, unanticipated cost increases, inflation, and shortages or delays in the availability of drilling rigs and the delivery of equipment. In instances where a portfolio company in which a Private Markets Investment Fund invests in oil and gas development opportunities, such portfolio company is likely to retain some residual risk that the development project will not be completed within budget, within the agreed time frame and to the agreed specification. During the construction phase, the major risks include a delay in the projected completion of the project and a resultant delay in the commencement of cash flow, an increase in the capital needed to complete construction, the insolvency of the head contractor, a major subcontractor and/or a key equipment supplier, strikes, unforeseen weather, environmental or engineering problems or failure or substantial delays in obtaining (i) regulatory, environmental or other approvals or permits, (ii) financing or (iii) suitable equipment supply, operating and offtake contracts. Construction costs may exceed estimates for various reasons, including inaccurate engineering and planning, labor and building material costs in excess of expectations or unanticipated problems with project start up. Such unexpected increases may result in increased debt-service costs, insufficient funds to complete construction and the inability of project owners to meet the higher interest and principal repayments arising from the additional debt required. Delays in project completion often result in an increase in total project construction costs and affect the scheduled flow of project revenues necessary to cover the scheduled operations phase, debt-service costs, operations and maintenance expenses and damage payments for late delivery. The experience, reputation and financial, human and technical resources of the head contractor, key subcontractors and major equipment suppliers for a project are factors relevant in determining the likelihood of the timely completion of the project at a stated price.

Evaluation Limitations. The acquisition of a specific asset or project will depend in part on the evaluation of data obtained from geophysical and geological analyses, seismic data and other information, the results of which are often inconclusive and subject to various interpretations. The process of estimating oil and gas reserves is complex and inherently subjective, requiring significant estimates and assumptions. Information may be incomplete (particularly in early-stage opportunities) and implications of available data may not be fully understood.

Royalty Interest Risks. A Private Markets Investment Fund or certain portfolio companies in which a Private Markets Investment Fund may invest in oil and gas royalty interests. Such a Private Markets Investment Fund or a portfolio company will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered, developed or produced when anticipated, if at all.

Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing. Hydraulic fracturing is an important and common practice that is used to stimulate production of hydrocarbons, particularly natural gas, from tight formations. Certain portfolio companies in which a Private Markets Investment Fund may invest may routinely utilize hydraulic fracturing techniques in many of their natural gas well drilling and completion programs. The process involves the injection of water, sand and chemicals under pressure into the formation to fracture the surrounding rock and stimulate production. The process is typically regulated by state authorities; however, the U.S. Environmental Protection Agency (the “EPA”) has asserted federal regulatory authority over hydraulic fracturing involving diesel additives under the Safe Drinking Water Act’s Underground Injection Control Program. At the same time, the EPA has published a study of the potential environmental impacts of hydraulic fracturing activities, and legislation has been introduced before the U.S. Congress to provide for federal regulation of hydraulic fracturing and to require disclosure of the chemicals used in the fracturing process. In addition, some states have adopted, and other states are considering adopting, regulations that could impose more stringent permitting, disclosure and well construction requirements on hydraulic fracturing operations. Moreover, certain municipalities have tried to ban hydraulic fracturing. Public opposition to hydraulic fracturing, due in part to concerns over groundwater contamination, may encourage additional regulation of the industry. If new laws or regulations that significantly restrict hydraulic fracturing are adopted, such laws could make it more difficult or costly for portfolio companies in which a Private Markets Investment Fund invests to perform fracturing to stimulate production from tight formations. In addition, if hydraulic fracturing becomes regulated as a general matter at the federal level as a result of federal legislation or regulatory initiatives by the EPA, fracturing activities by portfolio companies in which a Private Markets Investment Fund invests could become subject to additional permitting requirements, and also to attendant permitting delays and potential increases in costs. Restrictions on hydraulic fracturing could also reduce the amount of oil and gas that the portfolio companies in which a Private Markets Investment Fund invests are ultimately able to produce from their reserves.

Technology Innovation. The oil and gas industry routinely develops new technologies to enhance the recovery of reserves, thereby increasing recoverable amounts and/or the improving the cost of recovery. While the oil and gas assets of certain portfolio companies in which a Private Markets Investment Fund may invest may benefit from such technologies, there can be no assurance that technology innovation will not favor assets of a type not held by such portfolio companies, which would place such portfolio companies in a competitive disadvantage and drive down the value of their assets.

Unavailability of Equipment or Personnel. The oil and gas industry is cyclical and, from the time to time, there is a shortage of equipment, supplies, drilling rigs or qualified personnel. During these periods, the costs and delivery times for equipment, supplies and rigs are substantially greater. In addition, demand for, and wage rates of, qualified drilling rig crews rise with increases in the number of active rigs in service. If the unavailability or high cost of drilling rigs, equipment, supplies or qualified personnel were particularly severe, the business of certain portfolio companies in which a Private Markets Investment Fund may invest could be materially and adversely affected.

Risk Factors Related to Midstream and Natural Gas Storage Industry. Private Markets Investment Funds may make investments in the midstream sector. The profitability of the portfolio companies in which a Private Markets Investment Fund may invest that are principally engaged in business in the midstream or natural gas storage industry will also be dependent upon any pipeline, storage or related assets that they may own. The demand for use of pipeline, storage and related assets is dependent on prevailing prices and demand for oil, natural gas and natural gas liquids and the availability of third party interconnections to the pipeline, storage and related assets of such portfolio companies. Such portfolio companies will not own all of the land on which their pipeline, storage or related assets are located and will therefore be subject to the possibility of increased costs or the inability to retain necessary land use. Additionally, new and existing environmental regulations and increased regulation of pipeline, storage and related assets by federal, state or local regulatory agencies, including the FERC, may increase operating costs or limit the rates that such portfolio companies can charge for their services. All or any of these factors in addition to the factors described elsewhere in this section may have a significant adverse impact on the financial condition, prospects and profitability of such portfolio companies.

The markets and pipelines to which natural gas, natural gas liquids, condensate or other products are delivered establish specifications for the products they are willing to accept. These specifications include requirements such as hydrocarbon dewpoint, compositions, temperature, and foreign content (such as water, sulfur, carbon dioxide, and hydrogen sulfide), and these specifications can vary by product, pipeline or markets. If the total mix of a product delivered by a portfolio company to a pipeline or market fails to meet the applicable product quality specifications, the pipeline or market may refuse to accept all or a part of the products scheduled for delivery to it or may invoice the portfolio company for the costs to handle or damages from receiving the out-of-specification products. In those circumstances, the portfolio company may be required to find alternative markets for that product or to shut-in the producers of the non-conforming natural gas that is causing the products to be out of specification, potentially reducing through-put volumes or revenues.

Terrorist Activities Effect on Oil and Gas Prices. Terrorist attacks have caused instability in the world financial markets and may in the future generate additional global economic instability. The continued threat of terrorism and the impact of military or other action have led to, and will likely lead to, increased volatility in prices for oil and gas and could affect a Private Markets Investment Fund’s financial results. Further, the U.S. government has issued public warnings indicating that oil and gas assets might be specific targets of terrorist organizations. As a result of such a terrorist attack or of terrorist activities in general, a Private Markets Investment Fund and its portfolio companies may not be able to obtain insurance coverage and other endorsements at commercially reasonable prices or at all.

Taxation of Oil and Gas Properties. Investments in properties in the oil and gas industry may be subject to numerous taxes and fees by the jurisdiction in which such companies gas operations or having substantial real property holdings, in particular, may be subject to specific tax regimes, such as petroleum revenue taxes, fees for drilling rights and exploration licenses, oil productions fees, real estate taxes and stamp duties.

Construction and Right-of-Way Risk. As noted in this Prospectus, Private Markets Investment Funds may invest in portfolio companies that will construct new midstream assets. The construction of new midstream assets involves numerous regulatory, environmental, political and legal uncertainties beyond the Private Markets Investment Fund’s control and may require the expenditure of significant amounts of capital. These projects may not be completed on schedule or at the budgeted cost, or at all. Furthermore, revenues may not increase immediately upon the expenditure of funds on a particular project. For instance, if a pipeline is expanded, the construction expenditures may occur over an extended period of time, yet material increases in revenues may not occur until the project is completed. Also, facilities may be constructed to capture anticipated future growth in production in a region in which such growth does not materialize. To the extent that a portfolio company relies on estimates of future production in a decision to construct additions to systems, such estimates may prove to be inaccurate. As a result, new or expanded facilities may not be able to attract enough throughput to achieve expected investment returns, which could adversely affect the results of operations and financial condition of the Private Markets Investment Fund.

The construction of additions to any existing gathering and transportation assets may require acquisition of new rights-of-way prior to constructing new pipelines. A portfolio company in which a invests may be unable to obtain such rights-of-way to connect new natural gas supplies to existing gathering lines or capitalize on other attractive expansion opportunities. Additionally, it may become more expensive to obtain new rights-of-way or to renew existing rights-of-way. If the cost of renewing or obtaining new rights-of-way increases, cash flows of a Private Markets Investment Fund or its portfolio company could be adversely affected.

A midstream portfolio company typically will not own all of the land on which its pipelines and facilities have been constructed, and therefore will be subject to the possibility of more onerous terms or increased costs to retain necessary land use if valid rights-of-way are not in place or if such rights-of-way lapse or terminate. Any loss of rights, through the inability to renew right-of-way contracts or otherwise, could have a material adverse effect on the ability of a Private Markets Investment Fund to make cash distributions.

Renewable Energy. The Private Markets Investment Funds may make investments in renewable energy projects. The market for renewable energy is emerging and rapidly evolving. If renewable energy technology proves unsuitable for widespread commercial deployment or if the demand for renewable energy products fails to develop sufficiently, a Private Markets Investment Fund’s investments in renewable energy may be adversely affected. In particular, certain of a Private Markets Investment Fund’s renewable energy portfolio investments may be structured to seek or incorporate renewable energy tax credit, the terms of which may change or which may be discontinued altogether. While renewable energy projects currently enjoy support from governments and regulatory agencies, there is no assurance that such support will continue in the future and any reduction or elimination of governmental support may have an adverse effect on the development and construction of such projects. Additionally, oversupply in the oil market has caused a recent drop in oil prices. Such decline in pricing could adversely affect the competitiveness of alternative fuel sources and renewables. There can be no assurance that oil prices will return to historic levels, and a prolonged reduction in oil prices may have a material adverse effect on a Private Markets Investment Fund’s investment program.

In addition, if solar or wind conditions are unfavorable, a portfolio company’s electricity generation and revenue from renewable generation facilities may be substantially below its expectations. The electricity produced and revenues generated by a solar electric or wind energy generation facility are highly dependent on suitable solar or wind conditions, as applicable, and associated weather conditions, which are beyond the control of a Private Markets Investment Fund or its manager. Furthermore, components of a portfolio company’s systems, such as solar panels and inverters, could be damaged by severe weather, such as hailstorms or tornadoes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of a portfolio company’s assets, reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of its renewable assets.

A Private Markets Investment Fund or its portfolio company may base its investment decision with respect to a renewable generation facility on the findings of related wind and solar studies conducted on-site prior to construction or based on historical conditions at existing facilities. However, actual climatic conditions at a facility site, particularly wind conditions, may not conform to the findings of these studies and therefore, a portfolio company’s solar and wind energy facilities may not meet anticipated production levels or the rated capacity of its generation assets, which could adversely affect the business, financial condition and results of operations and cash flows.

Key Inputs. The operations of the businesses of portfolio companies in which Private Markets Investment Funds invest may rely on access to certain key inputs such as strategic consumables, raw materials and processing equipment, including those that are single-sourced or sourced from a limited number of third-party suppliers. The inability to obtain such key inputs in a timely manner could delay or reduce such portfolio company’s production, which could have an adverse impact on its results of operations and financial condition. Periods of high demand for such supplies can result in periods when availability of supplies are limited and cause costs to increase above normal inflation rates. Any interruption to supplies or increase in costs could adversely affect the operating results and cash flows of the Private Markets Investment Fund’s portfolio investments.

Independent Contractors. Independent contractors are typically used in operations in the energy industry to perform various operational tasks. Demand for such contractors may exceed supply resulting in increased costs or lack of availability of key contractors. Disruptions of operations or increased costs also can occur as a result of disputes with contractors or a shortage of contractors with particular capabilities. Additionally, since a portfolio company in which the Private Markets Investment Funds invest may not have the same control over independent contractors as it may have over its own employees, there is a risk that such contractors will not operate in accordance with its own safety standards or other policies. Any of the foregoing circumstances could have a material adverse effect on the business of such portfolio company.

New Technologies and Products. New technologies and products are frequently being developed with a view to counteracting or responding to global climate change, natural disasters, and energy and power shortages. Where such technologies and products are developed in industries targeted by a Private Markets Investment Fund, there can be no assurance that such Private Markets Investment Fund or its portfolio companies will be able to anticipate or capitalize on their introduction. In this regard, the development of any such new technologies and products could have a material adverse impact on the performance of the Private Markets Investment Fund’s portfolio company.

Power Purchase Agreement Risk. Private Markets Investment Funds’ portfolio companies may enter into power purchase agreements (“PPAs”). Payments by power purchasers to such companies or projects pursuant to their respective PPAs may provide the majority of such companies’ or projects’ cash flows. There can be no assurance that any or all of the power purchasers will fulfill their obligations under their PPAs or that a power purchaser will not become bankrupt or that upon any such bankruptcy its obligations under its respective PPA will not be rejected by a bankruptcy trustee. There are additional risks relating to the PPAs, including the occurrence of events beyond the control of a power purchaser that may excuse it from its obligation to accept and pay for delivery of energy generated by a company or project. The failure of a power purchaser to fulfill its obligations under any PPA or the termination of any PPA may have a material adverse effect on a portfolio company and such portfolio company’s ability to make interest or principal payments on any financing provided by a Private Markets Investment Fund when due.

Operating Pursuant to Complex Government Licenses, Leases, Concessions or Contracts. A Private Markets Investment Fund’s portfolio company may be subject to substantial regulation by government agencies. In addition, such a portfolio company’s operations may rely on government licenses, concessions, leases or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. If a portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate, or both. Where the Private Markets Investment Fund’s ability to own or operate a portfolio company is subject to a permit, license, concession or lease from the government, such requirements may restrict such portfolio company’s ability to operate its business in a way that maximizes cash flows and profitability. The permit, license, lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the government may be able to terminate or amend a permit, license, lease or concession in certain circumstances unilaterally, or without requiring payment of adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting such portfolio company’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. In addition, a portfolio company may be subject to rate regulations that will determine the prices it may charge. It may be subject to unfavorable price determinations that may be final with no right of appeal or which, despite a right of appeal, could result in its profits being negatively affected.

Additional regulatory approvals, including, without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future, including due to a change in laws and regulations, a change in the portfolio companies’ customer(s) or for other reasons. There can be no assurance that a Private Markets Investment Fund’s portfolio company will be able to (i) obtain all required regulatory approvals that it does not yet have or that it may require in the future, (ii) obtain any necessary modifications to existing regulatory approvals or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could impair or prevent operation of a facility or sales to third parties or could result in additional costs to a portfolio company.

Sovereign Risk. The right of certain Private Markets Investment Fund portfolio companies to generate, deliver or sell energy may be granted by or derived from approval by governmental entities and is subject to special risks, including the risk that the relevant governmental entity will exercise sovereign rights and take actions contrary to the rights of the Private Markets Investment Fund or the relevant portfolio investment under the relevant agreement. There can be no assurance that the relevant governmental entity will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of any portfolio investment of a Private Markets Investment Fund.

Reliance on Power Transmission and Facilities. Private Markets Investment Funds’ portfolio companies may depend on facilities and assets that it does not own or control for the transmission to its customers of the power produced by portfolio companies. If these transmission systems are disrupted or capacity on those systems is inadequate, such portfolio companies’ ability to sell and deliver power products or obtain fuel may be hindered. Independent system operators that oversee transmission systems in regional power markets have imposed price limitations and other mechanisms to address volatility, including curtailments for reliability purposes, in their power markets. Existing congestion, as well as expansion of transmission systems, could affect a portfolio company’s performance.

Land Title Risks. Certain Private Markets Investment Fund portfolio companies may require large areas of land to install and operate their equipment and associated infrastructure. The rights to use the necessary land may be obtained through freehold title, easements, leases and other rights of use. Different jurisdictions adopt different systems of land title, and in some jurisdictions it may not be possible to ascertain definitively who has the legal right to enter into land tenure arrangements with respect to investments. In addition, the grantor’s fee interests in the land which is the subject of such easements and leases are or may become subject to mortgages securing loans, other liens (such as tax liens) and other lease rights of third parties (such as leases of oil, gas, coal or other mineral rights). As a result, a portfolio company’s rights under such leases or easements are or may be subject and subordinate to the rights of third parties. It is also possible that a default by the grantor under any mortgage could result in a foreclosure on the grantor’s interest in the property and thereby terminate the investment’s right to the leases and easements required to operate such investment. Similarly, it is possible that a government authority, as the holder of a tax lien, could foreclose upon a parcel and take possession of the portion of the investment located on such parcel. The rights of a third party pursuant to a superior lease (such as leases of oil, gas, coal or other mineral rights) could also result in damage to or disturbance of the physical assets of an investment or require relocation of portfolio company assets. If any portfolio company were to suffer the loss of all or a portion of their underlying real estate interests or equipment as a result of a foreclosure by a mortgagee or other lienholder of a land parcel, or damage arising from the conduct of superior leaseholders, such portfolio company’s operations and revenues may be adversely affected. In addition, any declaration of native title or other indigenous rights in respect of land on which portfolio companies are located may adversely affect the owner or occupier of that land. It may not be possible to mitigate or remove a risk associated with indigenous claims.

Climate Change Laws. In response to findings that emissions of carbon dioxide, methane and other greenhouse gases (“GHGs”) present an endangerment to public health and the environment, countries across the globe are considering or implementing curtailment programs to limit GHG emissions. Such programs could and do include cap and trade programs that typically require major sources of GHG emissions, such as electric power plants, to acquire and surrender emission allowances in return for emitting those GHGs. Also, it is possible that such GHG curtailment efforts may include taxes on carbon, which could impose additional direct costs on operations and reduce demand for energy from certain sources. Although it is not possible at this time to predict how legislation or new regulations that may be adopted to address GHG emissions would impact the Private Markets Investment Funds’ investment programs, any such future laws and regulations imposing reporting obligations on, or limiting emissions of GHGs from, a portfolio company’s equipment and operations could require it to incur costs to reduce emissions of GHGs associated with its operations. Substantial limitations on GHG emissions could also adversely affect demand for energy sources with significant emissions. Finally, it should be noted that some scientists have concluded that increasing concentrations of GHGs in the Earth’s atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, floods and other climatic events; if any such effects were to occur, they could have an adverse effect on a Private Markets Investment Fund portfolio company’s operations and financial condition.

Regulatory Matters. The energy industry is subject to comprehensive U.S. and non-U.S. federal, state and local laws and regulations. Present, as well as future, statutes and regulations could cause additional expenditures, restrictions and delays that could materially and adversely affect the portfolio companies and the prospects of the Private Markets Investment Funds. Other power assets may be taxed or need to purchase offsets under proposed environmental legislation in the United States and existing or proposed environmental legislation in other parts of the world, which could affect their economic viability.

Risks Related to Investments in Infrastructure

Infrastructure Risk Generally. Private Markets Investment Fund’s investment portfolio may consist of securities issued by infrastructure and privately-held companies, and operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk which can result in substantial losses, including the loss of an investor’s entire investment. A portion of a Private Markets Investment Fund’s assets may be invested in companies in highly competitive markets dominated by firms with substantially greater financial and possibly better technical resources than the portfolio companies in which the Private Markets Investment Funds invest. Portfolio companies in which the Private Markets Investment Funds invest may operate in business sectors that face technological changes and/or may be dominated by other firms or organizations. These and other inherent business risks could affect the performance and value of investments.

Most infrastructure assets have unique locational and market characteristics, which could make them highly illiquid or appealing only to a narrow group of investors. Political and regulatory considerations and popular sentiments could also affect the ability of the Private Markets Investment Fund to buy or sell investments on favorable terms. Infrastructure assets can have a narrow customer base. Should any of the customers or counterparties fail to pay their contractual obligations, significant revenues could cease and become irreplaceable. This would affect the profitability of the infrastructure assets. Infrastructure projects are generally heavily dependent on the operator of the assets. There are a limited number of operators with the expertise necessary to successfully maintain and operate infrastructure projects. The insolvency of the lead contractor, a major subcontractor or a key equipment supplier could result in material delays, disruptions and costs that could significantly impair the financial viability of an infrastructure investment project and in turn the Private Markets Investment Fund’s investment therein.

Environmental Matters. Environmental laws, regulations and regulatory initiatives play a significant role in the energy industry and can have a substantial impact on investments in the real estate and infrastructure industries generally. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and power industry will continue to face considerable oversight from environmental regulatory authorities. The Private Markets Investment Funds may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements.

•	A Private Markets Investment Fund’s operating costs and performance may be affected by the costs of its portfolio companies in complying with existing environmental laws, ordinances and regulations, as well as the cost of complying with future legislation or environmental problems that materially impair the value of the properties in which such Private Markets Investment Fund has invested or that serve as collateral for such Private Markets Investment Fund’s investments. Under various applicable environmental laws and regulations, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances.

•	In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner’s ability to borrow using such real property as collateral. Certain clean-up actions brought by governmental and private parties, as well as the presence of hazardous substances on a property, may lead to claims of personal injury, property damage or other claims by private claimants. In some states, contamination of a property may give rise to a lien on the property to assure payment of the costs of cleanup. In some states, this lien has priority over the lien of a pre-existing mortgage. Additionally, third parties may seek recovery from owners or operators of real properties for cleanup costs, property damage or personal injury associated with releases of, or other exposure to, hazardous substances related to the properties. The owner’s liability for any required remediation generally is not limited by law and could, accordingly, exceed the value of the property and/or the aggregate assets of the owner.

•	Persons who arrange for the disposal or treatment of hazardous or toxic substances may also be liable for the costs of removal or remediation of such substances at the disposal or treatment facility, whether or not such facility is or ever was owned or operated by such person. Certain environmental laws and common law principles could be used to impose liability for release of asbestos-containing materials (“ACMs”) into the air and third parties may seek recovery from owners or operators of real properties for personal injury associated with exposure to released ACMs or other hazardous materials. Environmental laws may also impose restrictions on the manner in which a property may be used or transferred or in which businesses may be operated, and these restrictions may require substantial expenditures. In connection with the ownership and operation of its investment properties, a Private Markets Investment Fund may be potentially directly or indirectly liable for any such costs. The costs of defending against claims of liability or remediation of contaminated property and the cost of complying with such environmental laws could materially adversely affect financial performance of a Private Markets Investment Fund or its portfolio company.

•	Infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection. Liabilities may arise as a result of a large number of factors, including changes in laws or regulations and the existence of conditions that were unknown at the time of acquisition or operation, which may ultimately affect the return on a Private Markets Investment Fund’s investment.

•	In addition, infrastructure assets can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of infrastructure assets, and these protests may induce government action to the detriment of the owner of the infrastructure asset. Ordinary operation or occurrence of an accident with respect to infrastructure assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage and repairing relations with the affected community, could be significant, which may ultimately affect the return on the Private Markets Investment Fund’s investment.

•	The forest products industry is subject to extensive environmental regulation in the United States. Additional regulations are likely to become applicable to the operation of Private Markets Investment Funds’ investments, resulting in increased costs, reduced operating flexibility, and additional capital expenditures that could adversely affect operating results.

Investments in Leveraged Infrastructure Assets. Infrastructure assets may be highly leveraged. While investments in leveraged companies offer the opportunity for relatively greater capital appreciation, such investments also involve a higher degree of risk. Recessions, operating problems and other general business and economic risks may have a more pronounced effect on the profitability or survival of such companies. Moreover, movements in the level of interest rates may affect the returns from these assets more significantly than investments in other types of assets. In particular, the type of debt, maturity profile, interest rates and covenants in place (including the manner in which they affect returns to equity holders) could affect the timing and magnitude of returns. Additionally, the securities acquired by Private Markets Investment Funds may be the most junior in what will typically be a complex capital structure, and thus subject to the greatest risk of loss. If an issuer cannot generate adequate cash flow to meet its obligations, a Private Markets Investment Fund may suffer a partial or total loss of capital invested in the issuer. Under certain circumstances, payments to a Private Markets Investment Fund and distributions by a Private Markets Investment Fund to its limited partners or investors may be reclaimed if any such payment is later determined to have been a preferential payment.

Construction Risks. Where a Private Markets Investment Fund invests in new infrastructure projects, it is likely to retain some risk that the project will not be completed within budget, within the agreed time frame and to the agreed specification. During the construction phase, the major risks include delays or shortages of construction equipment, material and labor, work stoppages, labor disputes, weather interferences, unforeseen engineering, environmental and geological problems and difficulties in obtaining (i) regulatory, environmental or other approvals or permits; (ii) financing; and (iii) suitable equipment supply, operating and offtake contracts, any of which could give rise to delays or costs overruns. A material delay or increase in unabsorbed cost could significantly impair the financial viability of an infrastructure investment project and result in a material adverse effect on a Private Markets Investment Fund’s investment.

Operating and Technical Risk. The long-term profitability of infrastructure assets, once they are constructed, is partly dependent upon the efficient operation and maintenance of the assets and companies. Inefficient operation and maintenance may reduce the profitability of a Private Markets Investment Fund’s investment, adversely affecting a Private Markets Investment Fund’s financial returns. Investments in infrastructure assets may be subject to operating and technical risks, including the risk of mechanical breakdown, spare parts shortages, failure to perform according to design specifications, labor strikes, labor disputes, work stoppages and other work interruptions, and other unanticipated events which adversely affect operations. An operating failure may lead to loss of a license, concession or contract on which a portfolio investment is dependent. In addition, despite proper operation and maintenance, an infrastructure investment may be vulnerable to a force majeure event, and the damage caused by such an event may adversely affect a party’s ability to perform its obligations until it is able to remedy the damage. For example, certain of the infrastructure investments may be located in earthquake zones or be subject to risks associated with adverse weather conditions, natural disasters (such as fire, hurricanes, tornadoes, tsunamis, typhoons, windstorms, volcanic eruptions or floods), man-made disasters, changes in law, eminent domain, war, riots, terrorist attacks, labor disputes and other unforeseen circumstances and incidents. Insurance coverage of such risks may be limited, subject to large deductibles or completely unavailable.

Documentation Risks. Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments.

Regulatory Risks. Many infrastructure investments will be subject to substantial governmental regulation, and governments have considerable discretion in implementing regulations that could impact the business of infrastructure investments. In addition, the operations of infrastructure investments may rely on government permits, licenses, concessions, leases or contracts. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns.

Where the ability to operate an infrastructure investment is subject to a concession or lease from the government, the concession or lease may restrict the operation of the infrastructure investment. Leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract (for example, enabling the government to terminate a lease or concession in certain circumstances without paying adequate compensation). If an infrastructure investment fails to comply with any regulation or contractual obligation, the infrastructure investment (and, indirectly a Private Markets Investment Fund) could be subject to monetary penalties, loss of the right to operate affected businesses, or both. Furthermore, government permits, licenses, concessions, leases and contracts are generally very complex and may result in a dispute over interpretation or enforceability. In addition to any contractual rights they may enjoy, government counterparties may also have the independent discretion to implement or change laws, regulations or treaties affecting the operations of infrastructure investments. There can be no assurance that any future modification to applicable laws, regulations or treaties will not adversely impact a Private Markets Investment Fund.

Infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic or oligopolistic characteristics, such as electricity distribution and airports, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that infrastructure investments provide, political oversight of the sector is likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation. For example, in response to public pressure and/or lobbying efforts by specific interest groups, government entities may put pressure on infrastructure investments to reduce toll rates, limit or abandon planned rate increases, and/or exempt certain classes of users from tolls. Under these circumstances, if the affected infrastructure investments are unable to secure adequate compensation to restore the economic balance of the relevant concession agreement, financial condition and results of operations of a portfolio company in which a Private Markets Investment Fund invests could be materially and adversely affected.

Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require issuers to remove, modify, replace or relocate their facilities at the issuer’s expense. If a government authority exercises these rights, the issuer could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the investment.

Risks Related to Investments in Other Natural Resources

Cyclicality Risk. A Private Markets Investment Fund may invest in portfolio companies in the natural resources sector other than oil and gas. Generally, the operating results of companies in the broader natural resource sector, including the oil and gas sector, are cyclical, with fluctuations in commodity prices and demand for commodities driven by a variety of factors. The highly cyclical nature of the natural resource sector may adversely affect the earnings or operating cash flows of the portfolio companies in which a Private Markets Investment Fund may invest.

Timberlands Business Competition. The timberlands business is large and competitive. Competitive factors generally include price, species and grade, proximity to wood consuming facilities, ability to meet delivery requirements, availability of substitute products, and supply and demand in the relevant market area. Identifying attractive timberland investments is difficult and involves a high degree of uncertainty. There can be no assurance that Private Markets Investment Fund portfolio companies will be able to acquire timberlands and related assets that satisfy a Private Markets Investment Fund’s rate of return objectives or that a Private Markets Investment Fund will be able to fully invest its committed capital within an applicable the commitment period. In addition, timber is subject to increasing competition from a variety of non-wood products. Private Markets Investment Funds will compete with numerous private industrial and non-industrial land and timber owners in the United States. In addition, during the term of an investment, Private Markets Investment Funds may experience increasing competition from currently underutilized sources of supply and underutilized species of wood.

Cyclical Nature of Timberlands Values. Prices for standing timber have been, and in the future can be expected to be, subject to sharp, cyclical fluctuations. Accordingly, there can be no assurance the market value of timber will in the future be equal to or higher than the value currently prevailing, nor can there be any assurance that the historical long-term profitability of timberlands can be maintained.

Volatility of Forest Product Prices. Private Markets Investment Funds’ operating revenues are dependent on prevailing market prices for wood products, which can fluctuate over time. Prevailing wood product prices are affected by changes in supply and demand, especially within a particular geographic area. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce a Private Markets Investment Fund’s revenues and affect its ability to make distributions.

The industries that use these various wood products drive the demand for them. Each market prices the product independently from the other markets. It is possible that all markets could deteriorate simultaneously, and negatively affect the ability of a Private Markets Investment Fund to make distributions.

The demand for most saw timber depends on the level of construction, repair, and remodeling activity occurring in the general economy. Interest rates and other local, national and international economic conditions affect the level of construction, repair and remodeling activity. A slowdown in construction and/or remodeling is likely to reduce demand for timber, which may reduce revenues of a portfolio companies in which a Private Markets Investment Fund invests. While the United States construction market has rebounded from lows experienced during the recent recession, increasing interest rates may negatively affect future levels of construction, repair, and remodeling activity. Wood substitutes and lower quality wood products may increasingly compete with higher quality saw timber, also possibly reducing demand for timber.

Demand for pulpwood is affected by the general level of economic activity. Pulp mills’ output is primarily sold to large retail sellers of paper products. In the event of a decline in paper usage, these retailers may reduce their demand on pulp mills, and the market for pulpwood could be adversely affected. Additionally, if paper recycling were to become more widely practiced, reduced demand for new paper made from pulpwood could result.

The number of timber sellers and the volume of timber available for sale determine the supply of timber. Historically, increases in timber prices have caused owners of timberlands to increase their timber cutting. An increase in supply may partly offset price increase.

Long-term Supply Contracts. The marketing strategy employed by Private Markets Investment Funds for the sale of timber may include the negotiation of long-term supply contracts providing customers a stable flow of timber at market prices. Such contracts would require that logs be harvested even when prices are depressed and, in certain circumstances, cause Private Markets Investment Funds to miss certain spot market opportunities possibly resulting in an adverse impact on Private Markets Investment Funds’ short-term returns. Nevertheless, Private Markets Investment Funds may adopt such a strategy if they believe the strategy will maximize long-term returns.

Fire, Pest and Weather Damage to Properties. Timber is subject to a number of natural hazards, including damage by fire, insects, and diseases, or soil infertility. Severe weather conditions and other natural disasters may also reduce productivity of forest lands and may interfere with the processing and delivery of forest products. Disease and pest control methods are not always successful and, in addition to posing difficult environmental compliance problems, can be very expensive. Insurance against loss may not be obtainable, or may not be obtainable at a reasonable cost, and as is customary in the industry, Private Markets Investment Funds or their managers may decide not to insure against certain risks due to cost or other considerations.

Fast-growing Timberlands. Private Markets Investment Funds may invest at least a substantial portion of its capital in fast-growing, short-rotation timberlands. Wood grown on timberlands using short-rotation forestry practices has different structural and appearance characteristics from wood grown on timberlands using a longer rotation. It is possible that the future markets for wood products made from fast-growing timber may be different from the current markets for wood products made from slower-growing timber. Accordingly, the historical prices achieved by older, slower-growing timber may not necessarily be a good indicator of the future prices achieved by younger, faster-growing timber.

Risks Related to the Fund Structure and Equity Terms

Subordinated Investments. A Private Markets Investment Fund may make investments in the capital structure of properties or real estate-related entities that are subordinate to more senior debt on such properties or companies. In the event of default on the senior debt or the Private Markets Investment Fund’s investment, the net proceeds from a foreclosure or restructuring may not be sufficient to cover the expenses of foreclosure or restructuring and payment in full of the senior debt and on the Private Markets Investment Fund’s investment. In such event, the Private Markets Investment Fund will realize a loss of up to all of its investment before the senior debt will suffer any loss. In addition, as a result of the terms of the Private Markets Investment Fund’s investment, intercreditor arrangements (if any) and applicable law, any foreclosure proceedings may be controlled by the senior lender, which may be detrimental to the interests of the Private Markets Investment Fund’s investment.

Rising Interest Rate Risks. Some of the Private Markets Investment Funds’ investments are expected to bear interest at floating interest rates. To the extent interest rates increase, periodic interest obligations owed by the related borrowers will also increase. As prevailing interest rates increase, some borrowers may not be able to make the increased interest payments or refinance their balloon and bullet loans, resulting in payment defaults. Any decrease in the yield on such investments will reduce the returns of a Fund.

Investments bearing fixed-rates of interest may also be adversely impacted by rising market interest rates. Generally, when market interest rates rise, the prices of fixed-rate debt obligations fall, and vice versa. A Private Markets Investment Fund’s investments may decline in value because of increases in market interest rates. This risk is heightened in the current market environment because market interest rates remain low and the U.S. Federal Reserve’s (the “Fed”) forward guidance suggests that it intends to continue to raise short-term interest rates over the next few years.

Fluctuations in Interest Rates. A Private Markets Investment Fund may make loans with “floating” interest rates to protect against fluctuations in interest rates. In such cases, the Private Markets Investment Fund may employ various hedging strategies to limit the effects of changes in interest rates on its operations, including engaging in interest rate swaps, caps, floors and other interest rate exchange contracts. Depending on their structure, such arrangements may increase or decrease the Private Markets Investment Fund’s exposure to long-term or short-term interest rates (in the United States or abroad), foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities or inflation rates. A Private Markets Investment Fund is not limited to any particular form of hedging transaction if its portfolio manager determines that other forms are consistent with the Private Markets Investment Fund’s investment objective and policies. Hedging transactions involve certain additional risks such as the legal enforceability of hedging contracts and the risk that unanticipated and significant changes in interest rates may cause a significant loss of basis in the contract. There can be no assurance that the Private Markets Investment Funds will be able to enter into hedging transactions or that such hedging transactions will adequately protect the Private Markets Investment Funds against the foregoing risks.

Breach of Financing Agreement Covenants. A Private Markets Investment Fund may be party to various loan, repurchase and other financing agreements which contain financial covenants that could, among other things, require it to maintain certain financial ratios. Should a Private Markets Investment Fund breach the financial or other covenants contained in any loan, repurchase or other financing agreement, the Private Markets Investment Fund may be required to repay such borrowings in whole or in part immediately, together with any attendant costs. If the Private Markets Investment Fund does not have sufficient cash resources or other credit facilities available to make such repayments, it may be forced to sell some or all of the assets comprising its investment portfolio. To the extent that the Private Markets Investment Fund’s borrowings are secured against all or a portion of its assets, a lender may be able to sell those assets. Moreover, any failure to repay such borrowings or, in certain circumstances, other breaches of covenants under the Private Markets Investment Fund’s loan or repurchase agreements could result in the Private Markets Investment Fund being required to suspend payment of its distributions.

Adequacy of Insurance. Each project in which a Private Markets Investment Fund invests generally is expected to be obligated to maintain insurance customary for that type of project, provided that such insurance requirement may be limited to insurance that is available on commercially reasonable terms, which may not exist. The proceeds of insurance applicable to covered risks may not be adequate to cover lost revenues or increased expenses. There can be no assurance that each portfolio company will have the benefit of business interruption insurance, funded debt service reserve accounts or other liquidity support sufficient to enable it to remain current on all payments due on its loans during any period of interruption to operations. Furthermore, in the event of total or partial loss to any project, certain items of equipment may not be replaceable promptly as their large and project-specific character may mean that replacements are not readily available. Accordingly, notwithstanding that there may be guarantee coverage, warranty coverage and/or insurance coverage for loss to a project, the location of such project, the large size of some of the equipment and the extended period needed to manufacture replacement units could give rise to significant delays in replacement and could impede such project’s operation.

Uninsured Losses. A Private Markets Investment Fund may attempt to maintain customary insurance coverage against liability to third parties and property damage. Insurance against certain risks, such as earthquakes, floods or acts of terrorism, may be unavailable, available in amounts that are less than the full market value or replacement cost of investment properties or subject to large deductibles. In addition, there can be no assurance that the particular risks which are currently insurable will continue to be insurable on an economic basis. All of a Private Markets Investment Fund’s assets may be at risk in the event of an uninsured liability to third parties.

Alternative Investment Vehicles. The portfolio managers may form one or more REITs, partnerships, limited liability companies and/or corporations to hold certain investments. Investments made through such entities are subject to the risk that any such REIT or partnership, for example, may fail to satisfy the requirements to qualify as a REIT or partnership, as the case may be, in any given taxable year. In the case of a REIT, such failure would subject such entity to taxation as a corporation and may render it ineligible to elect REIT status for a period of time. In the case of a partnership, failure to be treated as a partnership for federal income tax purposes could also subject such partnership to an entity-level tax.

General Risks of Structured Finance Investments. The value of structured finance investments (e.g., CDOs, CLOs, mortgage backed securities and asset backed securities) owned by a Private Markets Investment Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related structured finance investment (the “Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of structured finance investments must rely solely on distributions on the Collateral or proceeds thereof for payment in respect thereof. If distributions on the Collateral are insufficient to make payments on the structured finance investments, no other assets will be available for payment of the deficiency and following realization of the structured finance investments, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured finance investments may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution.

The Collateral may consist of high yield debt securities, loans, commercial and residential mortgages and other instruments. High yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

Each Fund’s Agreement and Declaration of Trust (each, a “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of each Fund, each of which represents an equal proportionate interest in each Fund with each other Share. Currently, each Fund offers one class of Shares: Institutional Shares. Each Declaration of Trust provides that the Board may create additional classes of Shares. However, a Fund cannot issue any additional class of Shares until it has obtained an exemptive order from the SEC permitting it to do so. Share certificates representing Shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable. Each Fund does not intend to hold annual meetings of its Shareholders.

Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. Each Fund currently intends to make distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. The 1940 Act may limit the payment of distributions to Shareholders. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of a Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. Each Declaration of Trust provides that the Funds’ Shareholders are not liable for any liabilities of the Funds.

Each Fund has submitted to the SEC an application for an exemptive order to permit the Fund to offer additional classes of Shares. The SEC may determine not to grant such an order, and there is no assurance that the SEC will grant such an order. If the SEC does not grant such an order, only Institutional Class Shares will be offered. If the SEC does grant such an order, any additional class of Shares will have certain differing characteristics and differences in the distribution and/or shareholder servicing fees that may be charged. Currently, only the WPA Fund intends to offer additional classes of shares if the SEC exemptive order is granted.

Nature Of The Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Markets Investment Funds may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Master Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Master Feeder Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master-Feeder Structure. The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the other feeder fund. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

Multiple Levels Of Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense. Shareholders will pay the fees and expenses of a Feeder Fund and will indirectly bear the fees and expenses of the Master Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Markets Investment Funds in which the Master Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Master Fund, the Feeder Funds and the Private Markets Investment Funds.

Operating Deficits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating Deficits. The expenses of operating each Fund (including the Management Fee payable to the Adviser by the Master Fund) are likely, especially in the early years, to exceed each Fund’s income and gain, thereby requiring that the difference be paid out of Fund assets. The Adviser has entered into an agreement to limit certain Fund expenses. However, the Adviser is under no obligation to continue this agreement beyond its term, and certain expenses are excluded from this agreement that are thus borne by Shareholders. See “Summary of Fees and Expenses” for additional information on Fund fees and expenses and the agreement limiting certain Fund expenses.

Limited Or No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. Each Fund is newly formed and has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser and the historical results of investment funds managed by the Adviser, or of private equity investment funds managed by the managers of the Private Markets Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Funds may not be able to raise a sufficient level of assets to support their operations, in which case the Adviser may determine to discontinue operating the Funds and liquidate the Funds’ assets. Please see “Types of Investments and Related Risks – Illiquidity of Investments” below for risks associated with liquidating a Fund’s assets, which may be heightened if the Adviser determines to liquidate the entire portfolio of a Fund.

Limitations On Transfer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in each Feeder Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. While it is anticipated that Shareholders will be able to attempt to buy and sell WPA Fund Shares through the NFS auction process discussed in this Prospectus, there can be no guarantees that such a process will develop or, if it does develop, perform as intended. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. Any repurchase of Shares by a Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. No Fund is required to repurchase Shares at any time. A Feeder Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund's repurchase offers. A Feeder Fund will only provide offers to repurchase concurrent with the Master Fund. The WPA Fund’s ability to repurchase its Shares via tender offers is extremely limited, and Shareholders should not rely on the WPA Fund to repurchase shares as a means of disposing of their investment in the WPA Fund. The Adviser currently expects that, generally, it will recommend to the Board that each repurchase offer by the Tender Offer Fund should apply to no more than 5% of the net assets of the Master Fund, although the Adviser may recommend that a greater amount be repurchased at its discretion. The Adviser also may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Certain Share repurchases may be subject to an early repurchase fee at a future date if implemented by a Fund.

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be approximately 30 days prior to the date as of which the Shares to be repurchased are valued by a Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. General economic and market conditions, or specific events affecting one or more underlying Portfolio Investments, could cause a decline in the value of Shares in a Feeder Fund after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time a Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of a Fund for repurchase will receive their repurchase proceeds well after the Notice Date and will not know the amount of such proceeds prior to making a decision to tender. Shareholders who require minimum annual distributions from a retirement account through which they hold shares should consider a Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

In addition, the Master Fund’s investments in Portfolio Investments are subject to lengthy lock-up periods where the Master Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Master Fund may require and be unable to obtain the Private Markets Investment Fund’s consent to effect such transactions. The Funds may need to suspend or postpone repurchase offers if the Master Fund is not able to dispose of its interests in Portfolio Investments in a timely manner. When the Master Fund disposes of Portfolio Investments to raise cash to facilitate repurchases, the Master Fund will not be as fully invested in Portfolio Investments as it was prior to such dispositions and thus may not be able to achieve returns at a level that it would if it was more fully invested.

Substantial requests for a Fund to repurchase Shares could require a Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent a Fund obtains repurchase proceeds by the Master Fund’s disposition of its interest in certain Private Market Assets, the Master Fund will thereafter hold a larger proportion of its assets in the remaining Private Market Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of a Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Investments may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Master Fund’s Portfolio Investments, in that the Master Fund’s, and thus the Feeder Funds’, performance may be tied to the performance of fewer Portfolio Investments and/or may not reflect the Adviser’s judgment as to the Funds’ optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if a Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares.

In addition, substantial repurchases of Shares could result in a sizeable decrease in a Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Further, if a Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund expenses and reducing any net investment income. A Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.

Nasdaq Secondary Fund Auction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nasdaq Secondary Fund Auction Risk. There can be no guarantee that the NFS auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NFS auction process is operationally functional, Shareholders may be unable to sell their WPA Fund Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the WPA Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Availibility Of Suitable Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Master Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Master Fund. Accordingly, there can be no assurances that the Master Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Master Fund and the Private Markets Investment Funds may decline from the Adviser’s current expectations. It is possible that the Master Fund and the Private Markets Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Master Fund may be relatively concentrated in a limited number of investments. Further, the Master Fund and the Private Markets Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diverse Shareholders. The Shareholders in a Feeder Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Feeder Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Risk. Through its Portfolio Investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Master Fund, and thus the value of an investment in the Feeder Funds.

Illiquidity Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investments. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Master Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Master Fund’s investments in Private Markets Investment Funds, and most of the portfolio investments of such Private Markets Investment Funds, and the Master Fund’s Direct Co-Investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. Each Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Master Fund or a Private Markets Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Master Fund or Private Markets Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Master Fund or Private Markets Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty Of Valuing The Master Funds Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Valuing the Master Fund’s Investments. Generally, there will be no readily available market for the Master Fund’s investments and, hence, the valuation of the Master Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Master Fund’s investments will be determined by the Adviser, and will be final and conclusive to all of the Shareholders. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

Inability To Meet Investment Objective Or Investment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Markets Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Markets Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Markets Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Master Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Master Fund) may decrease.

Performance Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance of Investments. The performance of each Private Markets Investment Fund will be affected by the performance of each of such Private Markets Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Markets Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Markets Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Markets Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Markets Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage. The Master Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Master Fund with liquidity. Specifically, the Master Fund may borrow money through a credit facility or other arrangements, if any, to fund investments in Private Markets Investment Funds, subject to the limitations of the 1940 Act. The Master Fund may also borrow money through a credit facility or other arrangements, if any, to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Master Fund with temporary liquidity to acquire investments in Private Markets Investment Funds in advance of the Master Fund’s receipt of proceeds from the realization of other Private Markets Investment Funds or additional sales of Shares).

To the extent the Master Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Master Fund’s investments will be magnified. In addition, the Master Fund’s Direct Co-Investments, the portfolio investments of the Private Markets Investment Funds in which the Master Fund may invest, and, thus, such Private Markets Investment Funds, are expected to employ or involve significant leverage and/or credit risk. Such portfolio investments may include companies whose capital structures have significant leverage, such as would be the case following a leveraged buyout or management buying transaction. The leveraged capital structure of such portfolio investments would increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the portfolio company or its industry. A highly leveraged company is generally more sensitive to downturns in its business and to changes in prevailing economic conditions than is a company with a lower level of debt. A company that is already highly leveraged may be less able to raise additional capital or financing to meet unanticipated contingencies. Other investments in which the Master Fund may participate directly or indirectly, such as distressed securities and other special situations, may also involve exposure to interest-rate or credit risk.

The Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit, if any; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Master Fund may terminate or refuse to renew any credit facility into which the Master Fund has entered. If the Master Fund is unable to access additional credit, it may be forced to sell its interests in Private Markets Investment Funds at inopportune times, which may further depress the returns of the Master Fund.

The Asset Coverage Requirement requires the Master Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Master Fund incurs the indebtedness. This requirement means that the value of the Master Fund’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Master Fund’s borrowings will at all times be subject to this 300% Asset Coverage Requirement.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Private Markets Investment Funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Markets Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of Portfolio Investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Funds, may be substantially adversely affected by the unfavorable performance of even a single Portfolio Investment.

Control Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control of Portfolio Companies. A Private Markets Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance On Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of a Feeder Fund or remove or replace the Adviser. All decisions with respect to the management of a Feeder Fund will be made by the Adviser, who, among other things, will select the investments of the Master Fund. The managers and general partners of the Private Markets Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Private Markets Investment Funds. The Adviser will have no direct management authority with respect to either the Private Markets Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Private Markets Investment Funds and their portfolio companies. The success of a Feeder Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Private Markets Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Private Markets Investment Funds is not a guarantee of future results.

Possibility Of Fraud And Other Misconduct Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Fraud and Other Misconduct. When the Master Fund invests in the Private Markets Investment Funds, the Master Fund does not have custody of the assets or control of its investment by the Private Markets Investment Funds. The Private Markets Investment Funds could divert or abscond with the Master Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Master Fund and consequently the Feeder Funds. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments. The Master Fund may invest in Private Markets Investment Funds that have portfolio investments outside of the United States. Foreign investments involve certain factors not typically associated with investing in U.S. businesses and securities. For instance, investments in non-U.S. businesses (i) may require government approvals under corporate, securities, exchange-control, non-U.S. investment and other similar laws and regulations, and (ii) may require financing and structuring alternatives and exit strategies that differ substantially from those commonly in use in the U.S. Risks of non-U.S. investing may include, in general, risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and various foreign currencies in which a Private Markets Investment Fund’s investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative illiquidity of some foreign securities markets, extended settlement times, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political factors, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (iv) the possible imposition of foreign taxes on income and gain recognized with respect to such securities; and (v) difficulties in obtaining and enforcing judgments in foreign jurisdictions.

On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Master Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Master Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Master Fund’s investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Master Fund, even if the Master Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Master Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Master Fund’s investments due to the interconnected nature of the global economy and capital markets.

Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments. The Master Fund may acquire Secondary Fund Investments from existing investors, and in certain cases from the issuers of such interests or other third parties. In many cases, the Master Fund will not have the opportunity to negotiate the terms of its Secondary Fund Investments, including any special rights or privileges. In addition, valuation of Secondary Fund Investments may be difficult, since there generally will be no established market for such interests or for the securities of privately held portfolio companies that such Secondary Fund Investments may own. Moreover, the purchase price of Secondary Fund Investments will be subject to negotiation with the sellers of such interests. The overall performance of the Master Fund, and therefore the Feeder Funds, may depend in part on the acquisition price paid by the Master Fund for its Secondary Fund Investments and the structure of such acquisitions. The Adviser may have the opportunity to acquire, for the account of the Master Fund, a portfolio of Secondary Fund Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Fund Investments may be less attractive than others, and certain of the managers of the Secondary Fund Investments may be more experienced or highly regarded than others. In addition, the Master Fund may invest in Secondary Fund Investments with other investors through the use of joint ventures and similar arrangements. If structured as such, the tax consequences of an investment in a Feeder Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by a Feeder Fund. Moreover, the historical performance of the managers of Private Markets Investment Funds is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for Secondary Fund Investments may differ from the diligence process conducted in connection with Primary Fund Investments.

Timing Of Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Timing of Investment Risk. The Master Fund’s Portfolio Investments may consist of Primary Fund Investments and Secondary Fund Investments. Returns on Primary Fund Investments may take longer to realize than returns on Secondary Fund Investments. The Master Fund also may be able to purchase Secondary Fund Investments at a discount, whereas investments in Primary Fund Investments generally are not available at a discount. Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in Primary Fund Investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in Secondary Fund Investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling Portfolio Investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in Portfolio Investments.

Distressed Special Situations And Venture Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. The Master Fund may invest, directly or indirectly, in portfolio companies based in emerging markets. The Adviser considers an emerging markets country to be a country included in the MSCI Emerging Markets Index. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and of developed foreign markets. Disclosure and regulatory standards in emerging markets are in many respects less stringent than in the United States and in developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a loss of any or all of an investment and, in the case of fixed-income securities, interest thereon. It also may be difficult to enforce contractual or other legal rights in certain countries. For example, legal proceedings in certain jurisdictions may take many years longer to conclude than similar proceedings in more developed countries. Moreover, once a judgment is obtained, a variety of causes may make enforcement or collection of that judgment difficult.

Market Disruption Risk And Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world, including the invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Natural Disaster Epidemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which a Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect a Fund’s performance.

Investment And Repatriation Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Master Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Master Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Master Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Master Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Master Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Master Fund.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Master Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of a Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of a Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Private Markets Investment Funds or their respective managers.

The Funds will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Private Markets Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Master Fund, Fund or the Private Markets Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which a Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of a Funds’ or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack Of Regulatory Oversight Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Regulatory Oversight. The Private Markets Investments Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Master Fund’s investments in Private Markets Investment Funds.

Legal Tax And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Private Markets Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Private Markets Investment Funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the Private Markets Investment Funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, a Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of a Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Funds, the Adviser and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Funds, the Adviser or their affiliates directly for actions taken or not taken by the Funds or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Master Fund. The effect on the Funds, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Funds or the Private Markets Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Funds or the Private Markets Investment Funds.

Enhanced Scrutiny And Potential Regulation Of The Private Investment Partnership Industry And The Financial Services Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. Each Fund’s ability to achieve its investment objectives, as well as the ability of each Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect each Fund’s ability to achieve its investment objectives, as well as the ability of each Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Funds. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and the managers of the Private Markets Investment Funds. Records and reports relating to the Funds that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Funds or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Markets Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Funds and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Funds and the Adviser operate and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Funds, the Adviser and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Funds to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Master Fund’s, and therefore each Feeder Fund’s, ability to effectively achieve its investment objectives.

Investment Banking And Other Fees Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Banking and Other Fees. The manager of a Private Markets Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material, Non-Public Information. Managers of the Private Markets Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. A Private Markets Investment Fund would not be free to act upon any such information. Due to these restrictions, a Private Markets Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints Of Confidentiality Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Constraints of Confidentiality Agreements. In the course of its investment process, the Master Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Markets Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Master Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Master Fund or the Feeder Funds, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Master Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Master Fund or the Feeder Funds to such liability. As a result, the Master Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Master Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision Of Managerial Assistance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Provision of Managerial Assistance. A Private Markets Investment Fund, or the Master Fund through Direct Co-Investments, may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Private Markets Investment Fund or the Master Fund to claims by a portfolio company, its security holders and its creditors.

Disposition Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Markets Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Markets Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Master Fund) in such Private Markets Investment Fund. The Master Fund, and therefore the Feeder Funds, may face similar risks with respect to dispositions of its Direct Co-Investments.

Failure To Make Capital Contributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Markets Investment Fund may seek damages from an investor (such as the Master Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Markets Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Markets Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Master Fund’s investment in a Private Markets Investment Fund and accordingly the value of an investment in a Feeder Fund.

The Fund may enter into unfunded commitment agreements to make certain investments, including with respect to investing in Private Market Investment Funds. Under the SEC’s rule applicable to a fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The Fund will only enter into such unfunded commitment agreements if the Adviser reasonably believes, at the time it enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Indemnification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification. A Private Markets Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Markets Investment Fund and its respective portfolio companies. The Master Fund’s indemnification obligations under such provisions generally will not be in excess of the Master Fund’s capital commitment to, plus distributions from, such Private Markets Investment Fund.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. The Master Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of such expenses to the Master Fund’s Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). It is not expected that any Shareholders will directly hold shares of the Master Fund and accordingly the aforementioned rule regarding the imputation of expenses are not expected to apply. However, because the Master Fund is not anticipated to be “publicly offered” under the Internal Revenue Code, the Master Fund will be subject to limitations on the deductibility of certain “preferential dividends.” In general, a dividend is preferential unless it is distributed pro rata to Shareholders, with no preference to any share of stock compared with other shares of the same class, and with no preference to one class as compared with another class, except to the extent the class is entitled to a preference. If the IRS or a court were to determine that the Master Fund paid a preferential dividend, then all dividends paid with respect to the class of stock for which the preferential dividend was paid would not be deductible by the Master Fund, and the Master Fund and Feeder Fund could lose its tax status as a RIC. In that case, the Master Fund’s taxable income (including its net capital gain) would be subject to federal corporate tax at the regular rate without any deduction for distributions to Shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Master Fund or underlying Portfolio Investments will seek to restrict non-qualifying income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Master Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. To the extent the Master Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Master Fund may be allocated non-qualifying income from such portfolio companies. However, the Master Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative economic consequences to Fund Shareholders. Under certain circumstances, the Master Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Master Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

The Master Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC, either through direct investments in such entities or indirectly through investments in Private Markets Investment Funds that invest through such entities. To the extent the Master Fund invests through domestic corporate entities (that are not REITs), any income will likely be subject to the 21% corporate level tax before being distributed to the Master Fund as a dividend. To the extent that the Master Fund invests through non-U.S. corporate entities, such entities may be treated as “controlled foreign corporations” under the Internal Revenue Code. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include certain passive income) of the Master Fund attributable to its investment in a “controlled foreign corporation” is “qualifying income” to the Master Fund to the extent that such income is derived with respect to the Master Fund’s business of investing in stock, securities or currencies. The Master Fund expects its “Subpart F” income attributable to its investment in such “controlled foreign corporations” to be derived with respect to the Master Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income.” The Adviser will carefully monitor the Master Fund’s investments in such corporate entities to ensure that no more than 25% of the Master Fund’s assets are treated as invested in a single “issuer” for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). There are no assurances that the IRS will agree with the Master Fund’s determination of the “issuer” for certain of its investments for purposes of the Asset Diversification Test. Failure to comply with the Asset Diversification Test could cause the Master Fund to cease to qualify as a RIC or could require the Master Fund to reduce its exposure to certain of its investments, which may result in difficulty in implementing the Funds’ investment strategy. If the Master Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to the Shareholders of the Funds). See the “U.S. Federal Income Tax Matters” section below for further detail. Under certain circumstances, the Master Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Master Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns. If a Fund invests in a controlled foreign corporation, the Fund will comply with the provisions of the 1940 Act governing investment policies and capital structure on an aggregate basis with the controlled foreign corporation.

In addition, the Master Fund’s investment in “controlled foreign corporations” may cause the Master Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters.” Accordingly, in order to avoid certain income and excise taxes, the Master Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of a Fund as a regular corporation subject to a 21% corporate tax. In such a case, a Fund would not qualify for any dividends paid deductions and it would generally be taxed on the full amount of its taxable income and gains. In addition, dividend payments to Shareholders generally would be taxed as ordinary dividends even if such dividends are paid out of the Fund’s long-term capital gains.

Underlying partnerships in which the Master Fund may invest will deliver Schedules K-1 to the Master Fund to report its share of income, gains, losses, deductions and credits of such underlying partnerships. These Schedules K-1 may be delayed and may not be received until after the time that the WPA Fund issues its tax reporting statements. As a result, the Feeder Funds may at times find it necessary to reclassify the amount and character of its distributions to investors after it issues a 1099 tax reporting document to investors. In addition, the delayed receipt of Schedules K-1 to the Master Fund could cause the Funds to incur entity level tax and an excise tax for not having distributed sufficient amounts of income and gains each year pursuant to the applicable distribution requirements. Please see the section entitled “U.S. Federal Income Tax Matters” for more information.

If for any reason a Fund should lose its classification as a RIC, such loss could produce adverse tax and economic consequences to shareholders.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel. The performance of the Funds will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist each Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Funds. The loss of one or more of the Funds’ key personnel could have a material adverse effect on the performance of the Funds. In addition, the performance of the Private Markets Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Private Markets Investment Fund’s managers. The Funds will have little or no control on the amount of time such personnel will devote to the Private Markets Investment Funds or the ability of such Private Markets Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Private Markets Investment Funds, and thus of the Funds.

Risks Related To Electronic Communication [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Electronic Communication. A Feeder Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. As an international investment management firm, the Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Funds, such relationships and services may give rise to potential conflicts with the interests of the Funds and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Funds and the performance of the Funds, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Funds, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with a significant number of corporations and their respective senior managers, as well as with investors who may invest or may have invested in Private Markets Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Markets Investment Funds and their affiliated funds, on the boards of entities that serve as the managers or advisers of the Private Markets Investment Funds, or on the boards of operating companies, including Private Markets Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Funds and other parties and may not be resolved in favor of the Funds.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Master Fund and the Feeder Funds in an appropriate manner, and it is expected that the managers of the Private Markets Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Private Markets Investment Funds in an appropriate manner. However, the Adviser, its employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Funds.

Allocation of Investment Opportunities; Limitations of Exemptive Relief. The Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Master Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Master Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Master Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Master Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Master Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Funds may rely on previously-issued no action guidance from the SEC that, subject to certain limitations and requirements, provides a limited ability for the Master Fund to co-invest alongside the Adviser and its affiliates in Portfolio Investments.

The Master Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Master Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Master Fund and those of the other parties to the transaction.

L I B O R Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Replacement Risk. The London Interbank Offered Rate (“LIBOR”) was the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association. It historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. In July 2017, the Financial Conduct Authority (the “FCA”), the United Kingdom financial regulatory body, announced a desire to phase out the use of LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and ceased publishing the remaining LIBOR settings on June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Many market participants are in the process of transitioning to the use of alternative reference or benchmark rates.

Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a change in (i) the value of certain instruments held by the Master Fund, (ii) the cost of temporary borrowing for the Master Fund, or (iii) the effectiveness of related Fund transactions such as hedges, as applicable.

In planning for the transition away from LIBOR, various financial industry groups have encountered obstacles to converting certain longer term securities and transactions to a new benchmark. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Financing Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (“SONIA”) in England. Both SOFR and SONIA, as well as certain other proposed replacement rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR need to be made to accommodate the differences. Liquid markets for newly-issued instruments that use an alternative reference rate are still developing. Consequently, there may be challenges for the Master Fund to enter into hedging transactions against instruments tied to alternative reference rates until a market for such hedging transactions develops.

Additionally, while many existing LIBOR-based instruments have contemplated a scenario where LIBOR is no longer available by providing for an alternative or “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments have such fallback provisions. While it is expected that market participants will amend legacy financial instruments referencing LIBOR to include fallback provisions to alternative reference rates, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments maturing after the end of 2021, particularly with respect to legacy cash products. Federal legislation has been enacted in the U.S. to assist with the transition away from LIBOR to new reference rates for instruments known as “tough legacy” contracts. Although there are ongoing efforts among global government entities and other organizations to address transition-related uncertainties, the ultimate effectiveness of such efforts is not yet known.

Any effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could result in losses to the Master Fund. Furthermore, the risks associated with the discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

Default Recovery And Restructuring Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default, Recovery and Restructuring Risks. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the investments, and an increase in default levels and/or decrease in recovery rates could adversely affect the performance of a Private Markets Investment Fund. When defaulted or otherwise distressed, an investment may become subject to workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect to the investment, including, without limitation, the potential exchange of a debt investment to an equity investment (and the impact on the seniority in the capital structure) in in-court and out-of-court restructurings. Such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such investment.

Highly Leveraged Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Leveraged Companies. Borrowers underpinning certain investments may be highly leveraged and may not have ready access to financing. Such investments are inherently more sensitive to declines in revenues and to increases in expenses and interest rates. During an economic downturn or a sustained period of rising interest rates, these borrowers may be more likely to experience financial stress, especially if they are highly leveraged and if they have floating rate debt in periods of rising rates. During such periods, timely service of debt obligations may also be adversely affected by specific borrower developments, the borrower’s inability to meet specific projected business forecasts or the unavailability of additional financing. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is used.

Secondary Market Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market Investments. The Private Markets Investment Funds may acquire investments on the secondary market, whether by assignment or participation. There are risks associated with the mechanics of such investments. The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the related loan agreement. As a purchaser of an assignment, a Private Markets Investment Fund generally would have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement, and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors, and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

Purchasers of loans are predominantly commercial banks, investment funds, investment banks and insurance companies. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold.

The Private Markets Investment Funds may acquire interests in loans indirectly by purchasing a participation from the selling institution. Holders of participations are subject to additional risks not applicable to a holder of a direct interest in a loan. Participations typically result in a contractual relationship only with the selling institution, not with the borrower under the loan. In the case of a participation, the Private Markets Investment Fund will generally have the right to receive payments to which it is entitled only from the selling institution and only upon receipt by such selling institution of such payments from the borrower. By holding a participation in a loan, the Private Markets Investment Fund generally will have no right to enforce compliance by the borrower with the terms of the loan, nor any rights of set off against the borrower, and the Private Markets Investment Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, the Private Markets Investment Fund will assume the credit risk of both the borrower and the institution selling the participation, which will remain the legal owner of record of the applicable loan. In the event of the insolvency of the selling institution, the Private Markets Investment Fund, by owning a participation, may be treated as a general unsecured creditor of the selling institution, and may not benefit from (and may be at risk as a result of) any set-off between the selling institution and the borrower. In addition, a Private Markets Investment Fund may purchase a participation from a selling institution that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When a Private Markets Investment Fund holds a participation in a loan, it will generally not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder and may not have the right to vote to waive enforcement of any default by a borrower. Except in limited circumstances and subject to limited exceptions, it is expected that each selling institution will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Selling institutions voting in connection with such matters may have interests different from those of a Private Markets Investment Fund and may fail to consider the interests of the Private Markets Investment Fund in connection with their votes. Most agreements governing participations with respect to bank loans provide that the selling institution may not vote in favor of any amendment, modification or waiver that forgives principal, interest or fees, reduces principal, interest or fees that are payable, postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees, or releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver). However, the standards relating to such voting agreements are not uniform.

Risks Of Equity Items [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Equity Items. The Private Markets Investment Funds may invest in equity kickers and other equity securities and interests in borrowers or may acquire equity of a borrower through its restructuring or reorganization (“Equity Items”). Equity Items are subject to the risks described herein with respect to investments generally but are more subordinate in a borrower’s capital structure and are therefore generally riskier than fixed income investments such as loans. Equity Items may involve substantial risks and may be subject to wide and sudden fluctuations in market value.

The successful use of options and warrants depends principally on price movements of the underlying securities. In addition, when it purchases an option or warrant, a Private Markets Investment Fund runs the risk that it will lose its entire investment in a relatively short period of time, unless the Private Markets Investment Fund exercises the option or warrant or enters into a closing transaction with respect to the option during the life of the option or warrant. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Private Markets Investment Fund will lose part or all of its investment in the option. There is no assurance that any Private Markets Investment Fund will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which the Private Markets Investment Fund engages in transactions in options or warrants, the Private Markets Investment Fund could experience delays or losses in liquidating open positions purchased or sold through the broker.

Covenant Light Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Light Loans. Some of the Private Markets Investment Funds’ investments may be, or be comprised of, “covenant-light” loans. These loans have few or no financial or maintenance covenants, and these loans may be riskier than loans with stricter covenant packages and may be less liquid than other types of loans.

Rising Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rising Interest Rate Risks. Some of the Private Markets Investment Funds’ investments are expected to bear interest at floating interest rates. To the extent interest rates increase, periodic interest obligations owed by the related borrowers will also increase. As prevailing interest rates increase, some borrowers may not be able to make the increased interest payments or refinance their balloon and bullet loans, resulting in payment defaults. Any decrease in the yield on such investments will reduce the returns of the Funds.

Investments bearing fixed-rates of interest may also be adversely impacted by rising market interest rates. Generally, when market interest rates rise, the prices of fixed-rate debt obligations fall, and vice versa. A Private Markets Investment Fund’s investments may decline in value because of increases in market interest rates. This risk is heightened in the current market environment because market interest rates remain low and the U.S. Federal Reserve’s (the “Fed”) forward guidance suggests that it intends to continue to raise short-term interest rates over the next few years.

Nature Of Bankruptcy Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Bankruptcy Proceedings. There are a number of significant risks when investing in companies involved in bankruptcy proceedings under U.S. law. First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors and may require approval, authorization or resolution by the bankruptcy court or appellate courts. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claim, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. Seventh, a Private Markets Investment Fund may seek representation on creditors’ committees and as a member of a creditors’ committee it may owe certain obligations generally to all creditors similarly situated that the committee represents and it may be subject to various trading or confidentiality restrictions. If the Private Markets Investment Fund’s general partner or manager concludes that the Private Markets Investment Fund’s membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to the Private Markets Investment Fund’s investors or that otherwise outweigh the advantages of such membership, the Private Markets Investment Fund may not seek membership in, or may resign from, that committee.

In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.

Insolvency Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insolvency Considerations. Various laws enacted for the protection of creditors may apply to a Private Markets Investment Fund’s investments. The information in the following paragraphs is applicable to U.S. issuers. Insolvency considerations will differ with respect to non-U.S. issuers, but they may also adversely affect certain investments.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of an investment, such as a trustee in bankruptcy, were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such investment and, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital, or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, and subordinate such indebtedness to existing or future creditors of the issuer or recover amounts previously paid by the issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation or if the present fair salable value of its assets were then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness constituting the investments or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an obligor, payments made on such investments could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured, either from the initial recipient (such as a Private Markets Investment Fund) or from subsequent transferees of such payments (such as the Private Markets Investment Fund’s investors, including the Master Fund).

Priority Of Liens Arising By Operation Of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Priority of Liens arising by Operation of Law. U.S. Federal or state law may grant liens on the collateral (if any) securing an investment that have priority over a Private Markets Investment Fund’s interest. An example of a lien arising under U.S. Federal or state law is a tax or other government lien on property of a borrower. A tax lien may have priority over a Private Markets Investment Fund’s lien on such collateral. To the extent a lien having priority over the Private Markets Investment Fund’s lien exists with respect to the collateral related to any investment, the Private Markets Investment Fund’s interest in the asset will be subordinate to such lien. If the creditor holding such lien exercises its remedies, it is possible that, after such creditor is repaid, sufficient cash proceeds from the underlying collateral will not be available to pay the outstanding principal amount of such investment.

Structured Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Notes. Structured notes, variable rate mortgage-backed and asset-backed securities each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.

Loan Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Investments. The Private Markets Investment Funds’ success in the area of loan investing will depend, in part, on their ability to obtain loans on advantageous terms. In purchasing loans, the Private Markets Investment Funds will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.

Leveraged Loans. “Leveraged loans” are loans made to companies with a below investment-grade rating from any nationally recognized rating agency. Such loans may be performing poorly when a Private Markets Investment Fund acquires them. There is no assurance that the applicable general partner or manager of a Private Markets Investment Fund will correctly evaluate the value of the assets collateralizing such loans or the prospects for distribution on or repayment of such loans. Such Private Markets Investment Fund may lose its entire investment or may be required to accept cash, property or securities with a value less than such Private Markets Investment Fund’s original investment and/or may be required to accept payment over an extended period of time.

Hung Loans. The term “hung loan” commonly refers to a loan that has been made (or has been committed to be made), and the lender is not able to syndicate the loan on the originally anticipated terms. Hung loans are illiquid and lack readily ascertainable market values; there is no assurance that the price to be paid for hung loans by any Private Markets Investment Fund will reflect a discounted price that should allow such Private Markets Investment Fund to achieve a positive return on such loans or avoid losses. Since the price of the loans to be purchased is expected to continue to be significantly impacted by, in addition to the specific circumstances relating to each loan (e.g., in the case of a loan relating to a LBO, the financial condition of the target), global and macro-economic conditions (e.g., monetary policy, changes to currency exchange rates, governmental intervention or changes to existing laws, international geo-political events, etc.) as well as other systemic factors, it is possible that loans purchased by such Private Markets Investment Fund will suffer significant impairments in value as a result of events not predicted by such Private Markets Investment Fund. The Private Markets Investment Funds may also face difficulties in disposing or leveraging such loans, or in doing so without incurring losses. The markets in which hung loans are purchased and sold have been volatile and are likely to continue to be volatile in the future.

Bank Loans. Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Private Markets Investment Funds to directly enforce their rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Private Markets Investment Funds.

As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.

Second Lien Loans. The Private Markets Investment Funds may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products. Beginning in August 2007, the market for many loan products, including second lien loans, contracted significantly which made virtually all leveraged loan products, particularly second lien loan products, less liquid or illiquid. Many participants ceased underwriting and purchasing certain second lien loan products. There can be no assurance that the market for second lien loans will not contract further.

Bridge Loans. It is a common practice for financial institutions to commit to providing bridge loans to facilitate acquisitions, including LBOs, where they serve as advisers to the purchaser. Bridge loans are frequently made because, for timing or market reasons, longer term financing is not available at the time the funds are needed, which is often at the time of the closing of an acquisition. In the past, these commitments were not frequently drawn upon due to the availability of other sources of financing; however, due to market conditions affecting the availability of these other sources of financing (principally high-yield bond transactions), bridge loan commitments have been and may be drawn upon more regularly. Since these commitments were not regularly drawn upon in the past, there is little history for investors to rely upon in evaluating investments in bridge loans. Bridge loans often have shorter maturities. Borrower and lenders typically agree to shorter maturities based on the anticipation that the bridge loans will be replaced with other forms of financing within such shorter time period. However, the source and timing of such replacement financing may be uncertain and can be affected by, among other things, market conditions and the financial condition of the borrower at the maturity date of the bridge. If the borrower is unable to obtain replacement financing and repay the bridge loan at maturity, the terms of the bridge loan may provide for the bridge loan to be converted to a longer term loan. If bridge loans are not repaid (or cannot be disposed of on favorable terms) on the dates projected by a sponsor of a Private Markets Investment Fund, there may be an adverse effect upon the ability of such sponsor to manage the assets of the applicable Private Markets Investment Fund in accordance with its models and projections or an adverse effect upon such Private Markets Investment Fund’s performance and ability to make distributions.

Debtor-in-Possession (“DIP”) Loans. Loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a U.S. Federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.

Fraud. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Private Markets Investment Funds to perfect or effectuate a lien on the collateral securing the loan. The Private Markets Investment Funds will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to a Private Markets Investment Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Collateralized Obligations Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Obligations Generally. There are a variety of different types of collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”), including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail elsewhere herein. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, a Private Markets Investment Fund will have limited remedies available upon the default of the CDO. Such Private Markets Investment Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective or fully invest its committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.

The value of CDOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CDO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Subordination of CDO Debt and CDO Equity. Subordinate CDO debt generally is fully subordinated to the related CDO senior tranches. CDO equity generally is fully subordinated to any related CDO debt. To the extent that any losses are incurred by a CDO in respect of its related CDO Collateral, such losses will be borne first by the holders of the related CDO equity, next by the holders of any related subordinated CDO debt and finally by the holders of the related CDO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CDO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CDO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CDO debt and/or the holders of the related CDO equity, as applicable.

Mandatory Redemption of CDO Senior Tranches and CDO Debt. Under certain circumstances, cash flows from CDO Collateral that otherwise would have been paid to the holders of any related CDO debt and the related CDO equity will be used to redeem the related CDO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CDO debt or such CDO equity, which could adversely impact the returns to the holders of such CDO debt or such CDO equity.

Optional Redemption of CDO Senior Tranches and CDO Debt. An optional redemption of a CDO could require the collateral or portfolio manager of the related CDO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CDO Collateral sold (and which in tum could adversely impact the holders of any related CDO debt, and/or the holders of the related CDO equity).

Warehouse Agreements. A Private Markets Investment Fund may enter into warehouse agreements (“Warehouse Agreements”) with certain collateral managers. Pursuant to such Warehouse Agreements, such Private Markets Investment Fund may provide financing, either directly or indirectly, for the purchase of assets, or may own certain assets (“Warehouse Securities”) in anticipation of such assets constituting the collateral of a CDO or other structured transaction (a “Structured Transaction”). Upon the closing of the Structured Transaction to which the Warehouse Agreement relates, such Private Markets Investment Fund may or may not purchase securities issued in such Structured Transaction. Such Private Markets Investment Fund may not achieve its investment objective in financing the warehouse if the Warehouse Securities are not purchased in the Structured Transaction or where the Structured Transaction fails to close. A collateral manager will purchase Warehouse Securities from the warehouse for a Structured Transaction only to the extent that the collateral manager determines that such purchases are consistent with the investment guidelines of the Structured Transaction, the restrictions contained in the collateral management agreement and applicable law. If Warehouse Securities are not purchased for a Structured Transaction, depending on the terms of the Warehouse Agreement, Warehouse Securities may be liquidated, which may result in a profit or a loss to such Private Markets Investment Fund, or such Private Markets Investment Fund may take possession of the Warehouse Securities. In either case, such Private Markets Investment Fund will bear the risk that the value of such Warehouse Securities may be below their purchase price. If a Structured Transaction fails to close, in addition to the foregoing risks, such Private Markets Investment Fund may not be paid for financing the warehouse facility.

A B S And M B S Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ABS and MBS Generally. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.

ABS and MBS Subordinated Securities. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

Commercial MBS. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.

Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.

ABS. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and U.S. Federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.

The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

RMBS. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain U.S. Federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.

Risks Related To Balloon Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Balloon Loans. The Private Markets Investment Funds’ investments may include mortgage loans that provide for scheduled payments of principal and/or interest based on amortization schedules significantly longer than their respective remaining terms to maturity or provide for payments of interest only until their respective maturity date and, in each case, a balloon payment on their respective maturity date. A borrower’s ability to make a balloon payment typically will depend upon its ability either to refinance the loan in full or to sell the related mortgaged property at a price sufficient to permit the borrower to make such payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including (but not limited to) the value of the related mortgaged property (which, due to then-prevailing market conditions, could be materially impaired), the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the mortgaged property, the financial condition and operating history of the borrower and the mortgaged property, rent roll status, rent control laws with respect to certain residential properties, tax laws, prevailing general and regional economic conditions and the availability of credit for mortgage loans. The Private Markets Investment Funds cannot provide any assurances that each borrower under a balloon loan will have the ability to repay the unpaid principal balance of such mortgage loan on the related maturity date. Generally, even fully amortizing mortgage loans which pay interest on an “actual/360” basis but have fixed monthly payments may, in fact, have a small balloon payment due at maturity. Any delay or failure to collect a balloon payment could materially adversely affect a Private Markets Investment Fund’s returns.

Risk Of Decline In Particular Industries Or Businesses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Decline in Particular Industries or Businesses. A concentration of real estate loans held by a Private Markets Investment Fund that are secured by a concentration of property types can increase the risk that a decline in a particular industry or business would have a disproportionately large impact on the performance of the Private Markets Investment Fund as a whole. For example, if there is a decline in tourism, the hotel industry might be adversely affected, leading to increased losses on loans secured by hospitality properties (or entities that own or have interests in hospitality properties) as compared to other property types.

Construction Redevelopment And Renovation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction, Redevelopment and Renovation Risks. The existence of construction or renovation at properties underlying an investment made by a Private Markets Investment Fund may make space unavailable to rent or may make the properties less attractive to tenants or their customers, and accordingly could have a negative effect on net operating income. To the extent applicable, there can be no assurance that any escrow or reserve collected will be sufficient to complete any current renovation or be otherwise sufficient to satisfy any tenant improvement expenses at a property. Failure to complete planned improvements may have a material adverse effect on the cash flow at the property and the related borrower’s ability to meet its payment obligations under its loan documents. In addition, in the event the related borrower fails to pay the costs for work completed or material delivered in connection with such ongoing redevelopment or renovation, the portion of the property on which there are renovations may be subject to mechanic’s or materialmen’s liens that may be senior to a Private Markets Investment Fund’s lien. Additionally, there can be no assurance that any current or planned redevelopment, renovation or expansion will be completed, that such redevelopment, renovation or expansion will be completed in the time frame contemplated, or that, when and if redevelopment, renovation or expansion is completed, such redevelopment, renovation or expansion will improve the operations at, or increase the value of, the subject property. Failure of any of the foregoing to occur could affect the ability of the related borrower to repay amounts due under its loan.

Risk Of Eminent Domain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Eminent Domain. Municipalities and other government subdivisions may, in certain circumstances, seek to acquire real properties underlying loans held by a Private Markets Investment Fund (or real properties that might from time-to-time be acquired by a Private Markets Investment Fund as a result of foreclosure on a loan or otherwise) through eminent domain proceedings. While these proceedings may be contested by the property owner, there can be no assurance that a municipality or other government subdivision will not succeed in acquiring the subject property. In such event, there is a risk that the property owner will not receive adequate compensation for the property acquired, which could result in a Private Markets Investment Fund incurring losses on its related investments.

Risks Associated With Investments In R E I Ts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Investments in REITs. The Private Markets Investment Funds may invest in interests in (and/or may structure certain of its investments as interests in) REITs for U.S. Federal income tax purposes, interests in real estate investment vehicles with a preferential tax regime established in non-U.S. jurisdictions, or other similar securities. Such investments involve risks relating to the particular issuer of the securities, including the financial condition and business prospects of the issuer. REITs and similar vehicles generally are required to invest a substantial portion of their assets in operating real estate or real estate-related assets, and therefore are subject to the inherent risks associated with real estate-related investments. REIT and similar securities are generally unsecured and may also be subordinated to other obligations of the issuer, and the Private Markets Investment Funds may also invest in REIT or similar securities that are rated below investment grade. The performance of a REIT or similar vehicles may be affected by its failure to quality as a REIT, or non-U.S. real estate investment vehicle under applicable law, in which case it may become subject to additional taxation or other penalties, which may substantially reduce earnings available for distribution.

Environmental Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Liabilities. Certain investments made by Private Markets Investment Funds may be adversely affected by the use of hazardous substances by tenants or property owners. Various environmental laws may make a current or previous owner or operator of real property liable for the costs of removal or remediation of hazardous or toxic substances on, under or adjacent to such property. Those laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of the hazardous or toxic substances. For example, certain laws impose liability for release of asbestos-containing materials into the air or require the removal or containment of asbestos-containing materials. In some states, contamination of a property may give rise to a lien on the property to assure payment of the costs of cleanup. In some states, this lien has priority over the lien of a pre-existing mortgage. Additionally, third parties may seek recovery from owners or operators of real properties for cleanup costs, property damage or personal injury associated with releases of, or other exposure to, hazardous substances related to the properties. The owner’s liability for any required remediation generally is not limited by law and could, accordingly, exceed the value of the property and/or the aggregate assets of the owner. The presence of hazardous or toxic substances also may adversely affect the owner’s ability to refinance the property or to sell the property to a third party. The presence of, or strong potential for contamination by, hazardous substances consequently can have a materially adverse effect on the value of the property and a borrower’s ability to repay the related loan held by a Private Markets Investment Fund. In addition, under certain circumstances, a lender (such as a Private Markets Investment Fund) could be liable for the costs of responding to an environmental hazard.

Non U S Borrowers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Borrowers. Certain Private Markets Investment Funds may make investments that are issued by borrowers domiciled in a jurisdiction outside North America or a political subdivision thereof. Such investments may involve increased risk, including: (i) less publicly available information about the related borrower; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and related uncertainties as to the status, interpretation and application of laws. Moreover, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Generally, there is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the U.S. For example, there may be no comparable provisions under certain foreign laws with respect to insider trading and similar investor protection afforded by securities laws that apply with respect to securities transactions consummated in the United States.

The economies of individual non-U.S. countries may also differ from the U.S. economy in such respects as the effect of the global recession, growth or contraction of the gross domestic product, rate of inflation, politics, volatility of currency exchange rates, capital reinvestment, resources self-sufficiency and balance of payments position. Accordingly, investments involving non-U.S. borrowers could face risks which would not pertain to other investments, which could expose a Private Markets Investment Fund to losses on such investments.

Because the effectiveness of the judicial systems in the countries in which the Private Markets Investment Funds may invest varies, the Private Markets Investment Funds may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent a Private Markets Investment Fund may obtain a judgment but is required to seek its enforcement in the courts of one of the countries in which the Private Markets Investment Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

In many foreign countries, there is the possibility of expropriation, nationalization or confiscatory taxation, limitations on the convertibility of currency or the removal of securities, property or other assets of a Private Markets Investment Fund, political, economic or social instability or adverse diplomatic developments, each of which could have an adverse effect on the Private Markets Investment Funds’ investments in such foreign countries (which may make it more difficult to pay U.S. Dollar-denominated obligations). The economies of individual non-U.S. countries may also differ from the U.S. economy in such respects as the effect of the global recession, growth or contraction of the gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Real Estate Related Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate-Related Investments. The Funds may invest in Private Markets Investment Funds that invest in real estate or real estate-related assets. Real estate historically has experienced significant fluctuations and cycles in value that may result in reductions in the value of real estate-related investments. The marketability and value of a Private Markets Investment Fund’s investments will depend on many factors beyond any control of the Private Markets Investment Fund or its manager. The ultimate performance of a Private Markets Investment Fund’s investments will be subject to the varying degrees of risk generally incident to the operation of the underlying real property or real estate-related assets. For example, the ultimate value of a Private Markets Investment Fund’s investments may depend upon the real property owner’s ability to operate the real property in a manner sufficient to maintain or increase revenues in excess of operating expenses or, in the case of leased real property, the ability of the lessee to make rental payments. Revenues may be adversely affected by changes in national or international economic conditions; changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics; the financial condition of tenants and lessees, buyers and sellers of properties; competition from other properties offering the same or similar services; changes in interest rates and in the availability, cost and terms of mortgage funds; the impact of present or future environmental legislation and compliance with environmental laws (as more specifically set out below); the ongoing need for capital improvements (particularly in older structures); changes in real estate tax rates and other operating expenses; adverse changes in governmental rules and fiscal policies; civil unrest; acts of God, including earthquakes, hurricanes and other natural disasters; acts of war; acts of terrorism (any of which may result in uninsured losses); adverse changes in zoning laws; and other factors that are beyond the control of the real property owners, the Private Markets Investment Funds or their managers. In the event that any of the properties underlying a Private Markets Investment Fund’s investments experience any of the foregoing events or occurrences, the value of and return on the investor’s investment in a Fund would be negatively impacted.

Development Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Development. A Private Markets Investment Fund may acquire equity and/or debt interests in real estate developments and/or in businesses that engage in real estate development. To the extent that a Private Markets Investment Fund invests in such development activities, it will be subject to the risks normally associated with such activities. Investments made in properties to be developed may receive little or no cash flow, and market conditions may change during the course of development which makes such development less attractive than at the time it was commenced. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of a Private Markets Investment Fund or its manager, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the financial condition and results of operations of a Private Markets Investment Fund and on the amount of funds available for distribution to its investors.

Office Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Office Properties. A Private Markets Investment Fund may invest in office properties. A large number of factors may adversely affect the value of office properties, including the quality of an office building’s tenants; an economic decline in the business operated by the tenants; the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, location, access to transportation and ability to offer certain amenities, such as sophisticated building systems and/or business wiring requirements); the physical attributes of the building with respect to the technological needs of the tenants, including the adaptability of the building to changes in the technological needs of the tenants; the diversity of an office building’s tenants (or reliance on a single or dominant tenant); the desirability of the area as a business location; the strength and nature of the local economy, including labor costs and quality, tax environment and quality of life for employees; and an adverse change in population, patterns of telecommuting or sharing of office space, and employment growth (which creates demand for office space).

Multifamily Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multifamily Properties. A Private Markets Investment Fund may invest in garden-style, mid-rise and high-rise properties. A large number of factors may adversely affect the value and successful operation of such properties, including: physical attributes of the property such as its age, condition, design, appearance, access to transportation and construction quality; location of the property (for example, a change in the neighborhood over time); ability of management to provide adequate maintenance and insurance; the types of services or amenities that the property provides; the property’s reputation; the level of mortgage interest rates, which may encourage tenants to purchase rather than lease housing; presence of competing properties; the tenant mix, such as the tenant population being predominantly students or being heavily dependent on workers from a particular business or personnel from a local industrial unit; adverse local or national economic conditions, which may limit the amount of rent that may be charged and may result in a reduction of timely rent payments or a reduction in occupancy levels; state and local regulations, which may affect the building owner’s ability to increase rent to the level of market rents for an equivalent apartment; and government assistance/rent subsidy programs.

In addition, certain local and international jurisdictions regulate the relationship of an owner and its tenants. Generally, these laws require a written lease, good cause for eviction, disclosure of fees, and notification to residents of changed land use, while prohibiting unreasonable rules, retaliatory evictions, and restrictions on a resident’s choice of unit vendors.

In addition to U.S. federal, state and/or local regulation of the landlord-tenant relationship, numerous counties and/or municipalities impose rent control on apartment buildings. These ordinances may limit rent increases to fixed percentages, to percentages of increases in the consumer price index, to increases set or approved by a governmental agency, or to increases determined through mediation or binding arbitration.

Retail Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Retail Properties. A Private Markets Investment Fund may invest in retail properties. Several factors may adversely affect the value and successful operation of a retail property, including, but not limited to: (i) changes in consumer spending patterns, local competitive conditions (such as the supply of retail space or the existence or construction of new competitive shopping centers or shopping malls); (ii) alternative forms of retailing (such as internet web sites, direct mail and video shopping networks, which reduce the need for retail space by retail companies); (iii) the safety, convenience and attractiveness of the property to tenants and their customers or clients; (iv) the public perception of the safety of customers at shopping malls and shopping centers; (v) the need to make major repairs or improvements to satisfy the needs of major tenants; and (vi) traffic patterns and access to major thoroughfares.

The general strength of retail sales also directly affects retail properties. If retail sales by tenants in a Private Markets Investment Fund’s properties were to decline, the rents that are based on a percentage of revenues may also decline, and tenants may be unable to pay the fixed portion of their rents or other occupancy costs. The cessation of business by a significant tenant can adversely affect a retail property, not only because of rent and other factors specific to such tenant, but also because significant tenants at a retail property play an important part in generating customer traffic and making a retail property a desirable location for other tenants at such property.

Student Housing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Student Housing. Student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing a Private Markets Investment Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of a Private Markets Investment Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Private Markets Investment Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Assisted Living And Seniors Housing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Assisted-Living and Seniors’ Housing. The success of assisted-living and seniors’ housing depends in large part on the success in attracting senior citizens with the ability to pay for the services they receive. While a portion of the fees payable by residents of retirement facilities may be reimbursed by government and private payors, many such facilities are substantially dependent on the ability of the residents and their families to pay directly. In addition, some payors may limit the number of days for which payment will be made in some settings, such as skilled nursing facilities, and most payors limit the types of services for which payment will be made and/or the amount paid for each particular service.

Health care in general is an area subject to extensive regulation and frequent regulatory change. Some jurisdictions promote regionally-managed and regulated health care systems. These changes favor larger operators that have the resources to provide more cost-effective management services and well-developed staff training programs on a regional basis. There can be no assurance that future regulatory changes in health care, particularly those changes affecting the seniors’ housing industry, will not materially adversely affect the Private Markets Investment Funds. It may be difficult to obtain certain required regulatory approvals or sustain current funding levels.

Delays in obtaining regulatory approvals could hinder the services and operations of a Private Markets Investment Fund’s seniors’ housing, which could materially adversely affect a Fund’s anticipated revenues, results of operations and cash flows.

Retirement communities in certain provinces are subject to audits and/or inspections by government authorities to ensure compliance with applicable laws and licensing requirements.

Government agencies have steadily increased their enforcement activity over the past several years. Further, laws and regulation periodically change over time and regulatory bodies may impose more stringent requirements on the underlying portfolio investments of the Private Markets Investment Funds. As a result, the Private Markets Investment Funds and their managers must continually allocate increased resources to ensure compliance with applicable regulations. However, there is no assurance that the Private Markets Investment Fund and their managers will be able to increase its resource allocation sufficiently to match all costs of compliance or increased costs of compliance.

Where the Private Markets Investment Funds have originated and/or acquired loans secured by retirement community properties, the applicable provincial licensing and regulatory may limit the ability of the Private Markets Investment Funds to foreclose on such properties. The Private Markets Investment Fund may be subject to certain restrictions when considering foreclosing on any such collateral. As a result, the manager of the Private Markets Investment Fund may restrict or limit the exercise of rights for the Private Markets Investment Fund in connection with such loans.

Risks Associated With Commercial Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Commercial Mortgage Loans. A Private Markets Investment Fund may invest in commercial mortgage loans. The value of a Private Markets Investment Fund’s commercial mortgage loans will be influenced by the rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as result of such defaults. The factors influencing delinquencies, defaults and loss severity include (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, etc.); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and laws) rather than upon the existence of independent income or assets of the borrower. Many commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation.

Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Risks Associated With Residential Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Residential Mortgage Loans. A Private Markets Investment Fund may invest in residential mortgage loans, including subprime mortgages which have been subject to investor consternation in recent years. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including, without limitation, a general economic downturn, natural disasters, environmental disasters, acts of terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their loans. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in- possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on a Private Markets Investment Fund’s anticipated return on a foreclosed mortgage loan.

In addition, certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

Risk Of Decline In Value Of Real Estate Collateral [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Decline in Value of Real Estate Collateral. The value of the real estate which underlies mortgage loans is subject to market conditions. Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in the real estate market increase the probability of default, as the incentive of the borrower to retain the property declines. Furthermore, many of the properties and/or the borrowers which will secure loans underwritten or invested in by a Private Markets Investment Fund may be suffering varying degrees of financial distress or may be located in economically distressed areas. Loans purchased or underwritten by the Private Markets Investment Fund may become non-performing for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the borrower is unable to meet its debt service payments), has not been fully completed or is in need of rehabilitation. Such non-performing loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, or a substantial write-down of the principal of the loan. Furthermore, the Private Markets Investment Fund may decide in certain circumstances to reduce collateral.

Litigation At The Property Level Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation at the Property Level. The acquisition, ownership, and disposition of real properties carry certain specific litigation risks, which could result in losses to a Private Markets Investment Fund. Litigation may be commenced with respect to a property acquired by the Private Markets Investment Fund or its subsidiaries in relation to activities that took place prior to the Private Markets Investment Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of the Private Markets Investment Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Private Markets Investment Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence. Private Markets Investment Funds may also be exposed to litigation resulting from the activities of tenants or their customers, particularly, when the borrower is distressed and the Private Markets Investment Fund seeks to exercise remedies. In a Private Markets Investment Fund’s investment portfolio there may also be occasional claims in the regular course of business, such as slips and falls.

Commmodity Prices Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity Prices. A Private Markets Investment Fund may be focused on investing in portfolio companies in the oil and gas industry. Accordingly, a Private Markets Investment Fund’s ultimate performance will be impacted by, among other things, changes in oil, natural gas and natural gas liquids prices. Oil, natural gas and natural gas liquids prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for oil, natural gas, natural gas liquids or coal; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in international oil producing regions; (iv) terrorist acts; (v) the extent of domestic production and importation of oil, natural gas, natural gas liquids or coal in certain relevant markets; (vi) the level of consumer demand; (vii) weather conditions; (viii) the competitive position of oil, natural gas, natural gas liquids or coal as a source of energy as compared with other energy sources; (ix) the refining capacity of oil, natural gas and natural gas liquids; (x) the effect of foreign, federal and state regulation on the production, transportation and sale of oil and other price controls, taxes and environmental laws and regulations; (xi) the price of non-U.S. imports; (xii) the value of the U.S. dollar; (xiii) the availability of pipeline capacity; and (xiv) a variety of other factors beyond a Private Markets Investment Fund’s control. Any substantial and extended decline in the price of oil, natural gas or natural gas liquids may adversely affect the revenues, profitability or operating cash flows of the portfolio companies. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of a portfolio company. Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects.

Sub Sector Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Sector Specific Risk. The portfolio companies in which a Private Markets Investment Fund may invest are also subject to risks that are specific or ancillary to the particular sub-sector of the natural resources sector in which they operate.

•	Pipelines. Pipeline companies are subject to the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by the U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such companies could have a material adverse effect on their business, financial condition, results of operations, cash flows and ability to pay cash distributions or dividends. In addition, FERC recently revised its tax allowance policy, which now no longer permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. Such revision could adversely impact the maximum tariff rates that such companies are permitted to charge for their transportation services, which could in turn adversely affect the results of operations and cash flows of those companies and their ability to pay cash distributions or dividends to their unit holders or shareholders.

•	Gathering and processing. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production. Prolonged declines in the price of natural gas or crude oil, which curtail drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, may lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.

•	Exploration and production. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.

•	Propane. Propane companies are subject to earnings variability based upon weather patterns in the locations where they operate and increases in the wholesale price of propane, which reduce profit margins. In addition, propane companies are facing increased competition due to the growing availability of natural gas, fuel oil and alternative energy sources for residential heating.

•	Coal. Coal companies are subject to declines in the demand for and prices of coal. Demand variability can be based on weather conditions, the strength of the domestic economy, the level of coal stockpiles in their customer base, and the prices of competing sources of fuel for electric generation. They are also subject to supply variability based on geological conditions that reduce the productivity of mining operations, the availability of regulatory permits for mining activities and the availability of coal that meets the standards of the Clean Air Act. Demand and prices for coal may also be affected by current and proposed regulatory limitations on emissions from coal-fired power plants and the facilities of other coal end-users. Such limitations may reduce demand for the coal produced and transported by coal companies. Certain coal companies could face declining revenues if they are unable to acquire additional coal reserves or other mineral reserves that are economically recoverable.

•	Marine shipping. Marine shipping companies are subject to supply of and demand for, and the level of consumption of, natural gas, liquefied natural gas, crude oil, refined petroleum products and liquefied petroleum gases in the supply areas and market areas they serve, all of which affect the demand for marine shipping services and therefore charter rates. Shipping companies’ vessels and cargoes are also subject to the risk of being damaged or lost due to marine disasters, extreme weather, mechanical failures, grounding, fire, explosions, collisions, human error, piracy, war and terrorism. Some vessels may also require replacement or significant capital improvements earlier than otherwise required due to changing regulatory standards. Shipping companies or their ships may be chartered in any country and a Private Markets Investment Fund’s investments in such issuers may be subject to risks similar to risks related to investments in non-U.S. securities.

Supply Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Supply Risk. The profitability of certain portfolio companies in which a Private Markets Investment Fund may invest, particularly those involved in processing, gathering and pipeline transportation, may be materially impacted by the volume of natural gas or other energy commodities available for transportation, processing, storage or distribution. A significant decrease in the production of natural gas, crude oil, coal or other energy commodities, due to the decline of production from existing resources, import supply disruption, depressed commodity prices or otherwise, would reduce the revenue, operating income and operating cash flows of such portfolio companies and, therefore, their ability to make distributions or pay dividends to a Private Markets Investment Fund.

Demand For Oil And Gas Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Demand for Oil and Gas. The success of certain portfolio companies in which a Private Markets Investment Fund may invest will be materially dependent upon the demand for oil and gas. The availability of a ready market for the oil and gas production generated from such a portfolio company depends on a number of factors beyond a Private Markets Investment Fund’s control, including the demand for, and supply of, oil and gas; the availability of alternative energy sources; the proximity of reserves to, and the capacity of, oil and gas gathering systems, pipelines or trucking and terminal facilities. A portfolio company in which a Private Markets Investment Fund invests may also have to shut in some of its wells temporarily due to a lack of market or adverse weather conditions including hurricanes. In addition, federal and state regulation of oil and gas production and transportation, general economic conditions and changes in supply and demand could adversely affect a portfolio company’s ability to produce and market its oil and gas on a profitable basis. Any significant change in the ability to produce and market the oil and gas production generated from a portfolio company’s assets could have a material adverse effect on the portfolio company’s financial condition and results of operations.

Inherent Operating Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inherent Operating Risks. The operation of oil and gas properties is subject to numerous risks inherent in the oil and gas industry, such as blowouts, cratering, explosions, uncontrollable flows of oil, natural gas or well fluids, fires, pollution, earthquakes and environmental risks. These risks could result in substantial losses due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage and suspension of operations. Any offshore operations of a portfolio company in which a Private Markets Investment Fund has invested will be subject to a variety of operating risks peculiar to the marine environment, such as hurricanes or other adverse weather conditions; to more extensive governmental regulation, including regulations that may, in certain circumstances, impose strict liability for pollution damage; and to interruption or termination of operations by governmental authorities based on environmental or other considerations. Each portfolio company in which a Private Markets Investment Fund invests is expected to seek to maintain insurance coverage for the operations of its investments, but insurance coverage for environmental damages that occur over time or insurance coverage for the full potential liability that could be caused by sudden environmental damages may not be available at a reasonable cost, and a portfolio company may be subject to liability or may lose substantial portions of its properties in the event of certain environmental damages.

Drilling Engineering Construction And Development Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Drilling, Engineering, Construction and Development Risks. The revenues and operating results of certain portfolio companies in which a Private Markets Investment Fund may invest will be dependent upon the success of the exploitation, development, construction and drilling activities of its investments. These oil and gas activities involve numerous risks, including the risk that no commercially productive oil or natural gas reservoirs will be encountered. The timing and cost of drilling, completing and operating wells is often uncertain, and drilling operations may be curtailed, delayed or canceled as a result of a variety of factors, including unexpected drilling conditions, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with governmental requirements, work stoppages and labor disputes, unforeseen engineering, environmental and geological problems, unanticipated cost increases, inflation, and shortages or delays in the availability of drilling rigs and the delivery of equipment. In instances where a portfolio company in which a Private Markets Investment Fund invests in oil and gas development opportunities, such portfolio company is likely to retain some residual risk that the development project will not be completed within budget, within the agreed time frame and to the agreed specification. During the construction phase, the major risks include a delay in the projected completion of the project and a resultant delay in the commencement of cash flow, an increase in the capital needed to complete construction, the insolvency of the head contractor, a major subcontractor and/or a key equipment supplier, strikes, unforeseen weather, environmental or engineering problems or failure or substantial delays in obtaining (i) regulatory, environmental or other approvals or permits, (ii) financing or (iii) suitable equipment supply, operating and offtake contracts. Construction costs may exceed estimates for various reasons, including inaccurate engineering and planning, labor and building material costs in excess of expectations or unanticipated problems with project start up. Such unexpected increases may result in increased debt-service costs, insufficient funds to complete construction and the inability of project owners to meet the higher interest and principal repayments arising from the additional debt required. Delays in project completion often result in an increase in total project construction costs and affect the scheduled flow of project revenues necessary to cover the scheduled operations phase, debt-service costs, operations and maintenance expenses and damage payments for late delivery. The experience, reputation and financial, human and technical resources of the head contractor, key subcontractors and major equipment suppliers for a project are factors relevant in determining the likelihood of the timely completion of the project at a stated price.

Evaluation Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Evaluation Limitations. The acquisition of a specific asset or project will depend in part on the evaluation of data obtained from geophysical and geological analyses, seismic data and other information, the results of which are often inconclusive and subject to various interpretations. The process of estimating oil and gas reserves is complex and inherently subjective, requiring significant estimates and assumptions. Information may be incomplete (particularly in early-stage opportunities) and implications of available data may not be fully understood.

Royalty Interest Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Royalty Interest Risks. A Private Markets Investment Fund or certain portfolio companies in which a Private Markets Investment Fund may invest in oil and gas royalty interests. Such a Private Markets Investment Fund or a portfolio company will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered, developed or produced when anticipated, if at all.

Legislation And Regulatory Initiatives Relating To Hydraulic Fracturing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing. Hydraulic fracturing is an important and common practice that is used to stimulate production of hydrocarbons, particularly natural gas, from tight formations. Certain portfolio companies in which a Private Markets Investment Fund may invest may routinely utilize hydraulic fracturing techniques in many of their natural gas well drilling and completion programs. The process involves the injection of water, sand and chemicals under pressure into the formation to fracture the surrounding rock and stimulate production. The process is typically regulated by state authorities; however, the U.S. Environmental Protection Agency (the “EPA”) has asserted federal regulatory authority over hydraulic fracturing involving diesel additives under the Safe Drinking Water Act’s Underground Injection Control Program. At the same time, the EPA has published a study of the potential environmental impacts of hydraulic fracturing activities, and legislation has been introduced before the U.S. Congress to provide for federal regulation of hydraulic fracturing and to require disclosure of the chemicals used in the fracturing process. In addition, some states have adopted, and other states are considering adopting, regulations that could impose more stringent permitting, disclosure and well construction requirements on hydraulic fracturing operations. Moreover, certain municipalities have tried to ban hydraulic fracturing. Public opposition to hydraulic fracturing, due in part to concerns over groundwater contamination, may encourage additional regulation of the industry. If new laws or regulations that significantly restrict hydraulic fracturing are adopted, such laws could make it more difficult or costly for portfolio companies in which a Private Markets Investment Fund invests to perform fracturing to stimulate production from tight formations. In addition, if hydraulic fracturing becomes regulated as a general matter at the federal level as a result of federal legislation or regulatory initiatives by the EPA, fracturing activities by portfolio companies in which a Private Markets Investment Fund invests could become subject to additional permitting requirements, and also to attendant permitting delays and potential increases in costs. Restrictions on hydraulic fracturing could also reduce the amount of oil and gas that the portfolio companies in which a Private Markets Investment Fund invests are ultimately able to produce from their reserves.

Technology Innovation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Innovation. The oil and gas industry routinely develops new technologies to enhance the recovery of reserves, thereby increasing recoverable amounts and/or the improving the cost of recovery. While the oil and gas assets of certain portfolio companies in which a Private Markets Investment Fund may invest may benefit from such technologies, there can be no assurance that technology innovation will not favor assets of a type not held by such portfolio companies, which would place such portfolio companies in a competitive disadvantage and drive down the value of their assets.

Unavailability Of Equipment Or Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unavailability of Equipment or Personnel. The oil and gas industry is cyclical and, from the time to time, there is a shortage of equipment, supplies, drilling rigs or qualified personnel. During these periods, the costs and delivery times for equipment, supplies and rigs are substantially greater. In addition, demand for, and wage rates of, qualified drilling rig crews rise with increases in the number of active rigs in service. If the unavailability or high cost of drilling rigs, equipment, supplies or qualified personnel were particularly severe, the business of certain portfolio companies in which a Private Markets Investment Fund may invest could be materially and adversely affected.

Risk Factors Related To Midstream And Natural Gas Storage Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Factors Related to Midstream and Natural Gas Storage Industry. Private Markets Investment Funds may make investments in the midstream sector. The profitability of the portfolio companies in which a Private Markets Investment Fund may invest that are principally engaged in business in the midstream or natural gas storage industry will also be dependent upon any pipeline, storage or related assets that they may own. The demand for use of pipeline, storage and related assets is dependent on prevailing prices and demand for oil, natural gas and natural gas liquids and the availability of third party interconnections to the pipeline, storage and related assets of such portfolio companies. Such portfolio companies will not own all of the land on which their pipeline, storage or related assets are located and will therefore be subject to the possibility of increased costs or the inability to retain necessary land use. Additionally, new and existing environmental regulations and increased regulation of pipeline, storage and related assets by federal, state or local regulatory agencies, including the FERC, may increase operating costs or limit the rates that such portfolio companies can charge for their services. All or any of these factors in addition to the factors described elsewhere in this section may have a significant adverse impact on the financial condition, prospects and profitability of such portfolio companies.

The markets and pipelines to which natural gas, natural gas liquids, condensate or other products are delivered establish specifications for the products they are willing to accept. These specifications include requirements such as hydrocarbon dewpoint, compositions, temperature, and foreign content (such as water, sulfur, carbon dioxide, and hydrogen sulfide), and these specifications can vary by product, pipeline or markets. If the total mix of a product delivered by a portfolio company to a pipeline or market fails to meet the applicable product quality specifications, the pipeline or market may refuse to accept all or a part of the products scheduled for delivery to it or may invoice the portfolio company for the costs to handle or damages from receiving the out-of-specification products. In those circumstances, the portfolio company may be required to find alternative markets for that product or to shut-in the producers of the non-conforming natural gas that is causing the products to be out of specification, potentially reducing through-put volumes or revenues.

Terrorist Activities Effect On Oil And Gas Prices Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Terrorist Activities Effect on Oil and Gas Prices. Terrorist attacks have caused instability in the world financial markets and may in the future generate additional global economic instability. The continued threat of terrorism and the impact of military or other action have led to, and will likely lead to, increased volatility in prices for oil and gas and could affect a Private Markets Investment Fund’s financial results. Further, the U.S. government has issued public warnings indicating that oil and gas assets might be specific targets of terrorist organizations. As a result of such a terrorist attack or of terrorist activities in general, a Private Markets Investment Fund and its portfolio companies may not be able to obtain insurance coverage and other endorsements at commercially reasonable prices or at all.

Taxation Of Oil And Gas Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxation of Oil and Gas Properties. Investments in properties in the oil and gas industry may be subject to numerous taxes and fees by the jurisdiction in which such companies gas operations or having substantial real property holdings, in particular, may be subject to specific tax regimes, such as petroleum revenue taxes, fees for drilling rights and exploration licenses, oil productions fees, real estate taxes and stamp duties.

Construction And Right Of Way Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction and Right-of-Way Risk. As noted in this Prospectus, Private Markets Investment Funds may invest in portfolio companies that will construct new midstream assets. The construction of new midstream assets involves numerous regulatory, environmental, political and legal uncertainties beyond the Private Markets Investment Fund’s control and may require the expenditure of significant amounts of capital. These projects may not be completed on schedule or at the budgeted cost, or at all. Furthermore, revenues may not increase immediately upon the expenditure of funds on a particular project. For instance, if a pipeline is expanded, the construction expenditures may occur over an extended period of time, yet material increases in revenues may not occur until the project is completed. Also, facilities may be constructed to capture anticipated future growth in production in a region in which such growth does not materialize. To the extent that a portfolio company relies on estimates of future production in a decision to construct additions to systems, such estimates may prove to be inaccurate. As a result, new or expanded facilities may not be able to attract enough throughput to achieve expected investment returns, which could adversely affect the results of operations and financial condition of the Private Markets Investment Fund.

The construction of additions to any existing gathering and transportation assets may require acquisition of new rights-of-way prior to constructing new pipelines. A portfolio company in which a invests may be unable to obtain such rights-of-way to connect new natural gas supplies to existing gathering lines or capitalize on other attractive expansion opportunities. Additionally, it may become more expensive to obtain new rights-of-way or to renew existing rights-of-way. If the cost of renewing or obtaining new rights-of-way increases, cash flows of a Private Markets Investment Fund or its portfolio company could be adversely affected.

A midstream portfolio company typically will not own all of the land on which its pipelines and facilities have been constructed, and therefore will be subject to the possibility of more onerous terms or increased costs to retain necessary land use if valid rights-of-way are not in place or if such rights-of-way lapse or terminate. Any loss of rights, through the inability to renew right-of-way contracts or otherwise, could have a material adverse effect on the ability of a Private Markets Investment Fund to make cash distributions.

Renewable Energy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable Energy. The Private Markets Investment Funds may make investments in renewable energy projects. The market for renewable energy is emerging and rapidly evolving. If renewable energy technology proves unsuitable for widespread commercial deployment or if the demand for renewable energy products fails to develop sufficiently, a Private Markets Investment Fund’s investments in renewable energy may be adversely affected. In particular, certain of a Private Markets Investment Fund’s renewable energy portfolio investments may be structured to seek or incorporate renewable energy tax credit, the terms of which may change or which may be discontinued altogether. While renewable energy projects currently enjoy support from governments and regulatory agencies, there is no assurance that such support will continue in the future and any reduction or elimination of governmental support may have an adverse effect on the development and construction of such projects. Additionally, oversupply in the oil market has caused a recent drop in oil prices. Such decline in pricing could adversely affect the competitiveness of alternative fuel sources and renewables. There can be no assurance that oil prices will return to historic levels, and a prolonged reduction in oil prices may have a material adverse effect on a Private Markets Investment Fund’s investment program.

In addition, if solar or wind conditions are unfavorable, a portfolio company’s electricity generation and revenue from renewable generation facilities may be substantially below its expectations. The electricity produced and revenues generated by a solar electric or wind energy generation facility are highly dependent on suitable solar or wind conditions, as applicable, and associated weather conditions, which are beyond the control of a Private Markets Investment Fund or its manager. Furthermore, components of a portfolio company’s systems, such as solar panels and inverters, could be damaged by severe weather, such as hailstorms or tornadoes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of a portfolio company’s assets, reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of its renewable assets.

A Private Markets Investment Fund or its portfolio company may base its investment decision with respect to a renewable generation facility on the findings of related wind and solar studies conducted on-site prior to construction or based on historical conditions at existing facilities. However, actual climatic conditions at a facility site, particularly wind conditions, may not conform to the findings of these studies and therefore, a portfolio company’s solar and wind energy facilities may not meet anticipated production levels or the rated capacity of its generation assets, which could adversely affect the business, financial condition and results of operations and cash flows.

Key Inputs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Inputs. The operations of the businesses of portfolio companies in which Private Markets Investment Funds invest may rely on access to certain key inputs such as strategic consumables, raw materials and processing equipment, including those that are single-sourced or sourced from a limited number of third-party suppliers. The inability to obtain such key inputs in a timely manner could delay or reduce such portfolio company’s production, which could have an adverse impact on its results of operations and financial condition. Periods of high demand for such supplies can result in periods when availability of supplies are limited and cause costs to increase above normal inflation rates. Any interruption to supplies or increase in costs could adversely affect the operating results and cash flows of the Private Markets Investment Fund’s portfolio investments.

Independent Contractors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Independent Contractors. Independent contractors are typically used in operations in the energy industry to perform various operational tasks. Demand for such contractors may exceed supply resulting in increased costs or lack of availability of key contractors. Disruptions of operations or increased costs also can occur as a result of disputes with contractors or a shortage of contractors with particular capabilities. Additionally, since a portfolio company in which the Private Markets Investment Funds invest may not have the same control over independent contractors as it may have over its own employees, there is a risk that such contractors will not operate in accordance with its own safety standards or other policies. Any of the foregoing circumstances could have a material adverse effect on the business of such portfolio company.

New Technologies And Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Technologies and Products. New technologies and products are frequently being developed with a view to counteracting or responding to global climate change, natural disasters, and energy and power shortages. Where such technologies and products are developed in industries targeted by a Private Markets Investment Fund, there can be no assurance that such Private Markets Investment Fund or its portfolio companies will be able to anticipate or capitalize on their introduction. In this regard, the development of any such new technologies and products could have a material adverse impact on the performance of the Private Markets Investment Fund’s portfolio company.

Power Purchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Power Purchase Agreement Risk. Private Markets Investment Funds’ portfolio companies may enter into power purchase agreements (“PPAs”). Payments by power purchasers to such companies or projects pursuant to their respective PPAs may provide the majority of such companies’ or projects’ cash flows. There can be no assurance that any or all of the power purchasers will fulfill their obligations under their PPAs or that a power purchaser will not become bankrupt or that upon any such bankruptcy its obligations under its respective PPA will not be rejected by a bankruptcy trustee. There are additional risks relating to the PPAs, including the occurrence of events beyond the control of a power purchaser that may excuse it from its obligation to accept and pay for delivery of energy generated by a company or project. The failure of a power purchaser to fulfill its obligations under any PPA or the termination of any PPA may have a material adverse effect on a portfolio company and such portfolio company’s ability to make interest or principal payments on any financing provided by a Private Markets Investment Fund when due.

Operating Pursuant To Complex Government Licenses Leases Concessions Or Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating Pursuant to Complex Government Licenses, Leases, Concessions or Contracts. A Private Markets Investment Fund’s portfolio company may be subject to substantial regulation by government agencies. In addition, such a portfolio company’s operations may rely on government licenses, concessions, leases or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. If a portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate, or both. Where the Private Markets Investment Fund’s ability to own or operate a portfolio company is subject to a permit, license, concession or lease from the government, such requirements may restrict such portfolio company’s ability to operate its business in a way that maximizes cash flows and profitability. The permit, license, lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the government may be able to terminate or amend a permit, license, lease or concession in certain circumstances unilaterally, or without requiring payment of adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting such portfolio company’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. In addition, a portfolio company may be subject to rate regulations that will determine the prices it may charge. It may be subject to unfavorable price determinations that may be final with no right of appeal or which, despite a right of appeal, could result in its profits being negatively affected.

Additional regulatory approvals, including, without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future, including due to a change in laws and regulations, a change in the portfolio companies’ customer(s) or for other reasons. There can be no assurance that a Private Markets Investment Fund’s portfolio company will be able to (i) obtain all required regulatory approvals that it does not yet have or that it may require in the future, (ii) obtain any necessary modifications to existing regulatory approvals or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could impair or prevent operation of a facility or sales to third parties or could result in additional costs to a portfolio company.

Sovereign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign Risk. The right of certain Private Markets Investment Fund portfolio companies to generate, deliver or sell energy may be granted by or derived from approval by governmental entities and is subject to special risks, including the risk that the relevant governmental entity will exercise sovereign rights and take actions contrary to the rights of the Private Markets Investment Fund or the relevant portfolio investment under the relevant agreement. There can be no assurance that the relevant governmental entity will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of any portfolio investment of a Private Markets Investment Fund.

Reliance On Power Transmission And Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Power Transmission and Facilities. Private Markets Investment Funds’ portfolio companies may depend on facilities and assets that it does not own or control for the transmission to its customers of the power produced by portfolio companies. If these transmission systems are disrupted or capacity on those systems is inadequate, such portfolio companies’ ability to sell and deliver power products or obtain fuel may be hindered. Independent system operators that oversee transmission systems in regional power markets have imposed price limitations and other mechanisms to address volatility, including curtailments for reliability purposes, in their power markets. Existing congestion, as well as expansion of transmission systems, could affect a portfolio company’s performance.

Land Title Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Land Title Risks. Certain Private Markets Investment Fund portfolio companies may require large areas of land to install and operate their equipment and associated infrastructure. The rights to use the necessary land may be obtained through freehold title, easements, leases and other rights of use. Different jurisdictions adopt different systems of land title, and in some jurisdictions it may not be possible to ascertain definitively who has the legal right to enter into land tenure arrangements with respect to investments. In addition, the grantor’s fee interests in the land which is the subject of such easements and leases are or may become subject to mortgages securing loans, other liens (such as tax liens) and other lease rights of third parties (such as leases of oil, gas, coal or other mineral rights). As a result, a portfolio company’s rights under such leases or easements are or may be subject and subordinate to the rights of third parties. It is also possible that a default by the grantor under any mortgage could result in a foreclosure on the grantor’s interest in the property and thereby terminate the investment’s right to the leases and easements required to operate such investment. Similarly, it is possible that a government authority, as the holder of a tax lien, could foreclose upon a parcel and take possession of the portion of the investment located on such parcel. The rights of a third party pursuant to a superior lease (such as leases of oil, gas, coal or other mineral rights) could also result in damage to or disturbance of the physical assets of an investment or require relocation of portfolio company assets. If any portfolio company were to suffer the loss of all or a portion of their underlying real estate interests or equipment as a result of a foreclosure by a mortgagee or other lienholder of a land parcel, or damage arising from the conduct of superior leaseholders, such portfolio company’s operations and revenues may be adversely affected. In addition, any declaration of native title or other indigenous rights in respect of land on which portfolio companies are located may adversely affect the owner or occupier of that land. It may not be possible to mitigate or remove a risk associated with indigenous claims.

Climate Change Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Climate Change Laws. In response to findings that emissions of carbon dioxide, methane and other greenhouse gases (“GHGs”) present an endangerment to public health and the environment, countries across the globe are considering or implementing curtailment programs to limit GHG emissions. Such programs could and do include cap and trade programs that typically require major sources of GHG emissions, such as electric power plants, to acquire and surrender emission allowances in return for emitting those GHGs. Also, it is possible that such GHG curtailment efforts may include taxes on carbon, which could impose additional direct costs on operations and reduce demand for energy from certain sources. Although it is not possible at this time to predict how legislation or new regulations that may be adopted to address GHG emissions would impact the Private Markets Investment Funds’ investment programs, any such future laws and regulations imposing reporting obligations on, or limiting emissions of GHGs from, a portfolio company’s equipment and operations could require it to incur costs to reduce emissions of GHGs associated with its operations. Substantial limitations on GHG emissions could also adversely affect demand for energy sources with significant emissions. Finally, it should be noted that some scientists have concluded that increasing concentrations of GHGs in the Earth’s atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, floods and other climatic events; if any such effects were to occur, they could have an adverse effect on a Private Markets Investment Fund portfolio company’s operations and financial condition.

Regulatory Matters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Matters. The energy industry is subject to comprehensive U.S. and non-U.S. federal, state and local laws and regulations. Present, as well as future, statutes and regulations could cause additional expenditures, restrictions and delays that could materially and adversely affect the portfolio companies and the prospects of the Private Markets Investment Funds. Other power assets may be taxed or need to purchase offsets under proposed environmental legislation in the United States and existing or proposed environmental legislation in other parts of the world, which could affect their economic viability.

Infrastructure Risk Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Risk Generally. Private Markets Investment Fund’s investment portfolio may consist of securities issued by infrastructure and privately-held companies, and operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk which can result in substantial losses, including the loss of an investor’s entire investment. A portion of a Private Markets Investment Fund’s assets may be invested in companies in highly competitive markets dominated by firms with substantially greater financial and possibly better technical resources than the portfolio companies in which the Private Markets Investment Funds invest. Portfolio companies in which the Private Markets Investment Funds invest may operate in business sectors that face technological changes and/or may be dominated by other firms or organizations. These and other inherent business risks could affect the performance and value of investments.

Most infrastructure assets have unique locational and market characteristics, which could make them highly illiquid or appealing only to a narrow group of investors. Political and regulatory considerations and popular sentiments could also affect the ability of the Private Markets Investment Fund to buy or sell investments on favorable terms. Infrastructure assets can have a narrow customer base. Should any of the customers or counterparties fail to pay their contractual obligations, significant revenues could cease and become irreplaceable. This would affect the profitability of the infrastructure assets. Infrastructure projects are generally heavily dependent on the operator of the assets. There are a limited number of operators with the expertise necessary to successfully maintain and operate infrastructure projects. The insolvency of the lead contractor, a major subcontractor or a key equipment supplier could result in material delays, disruptions and costs that could significantly impair the financial viability of an infrastructure investment project and in turn the Private Markets Investment Fund’s investment therein.

Environmental Matters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Matters. Environmental laws, regulations and regulatory initiatives play a significant role in the energy industry and can have a substantial impact on investments in the real estate and infrastructure industries generally. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and power industry will continue to face considerable oversight from environmental regulatory authorities. The Private Markets Investment Funds may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements.

•	A Private Markets Investment Fund’s operating costs and performance may be affected by the costs of its portfolio companies in complying with existing environmental laws, ordinances and regulations, as well as the cost of complying with future legislation or environmental problems that materially impair the value of the properties in which such Private Markets Investment Fund has invested or that serve as collateral for such Private Markets Investment Fund’s investments. Under various applicable environmental laws and regulations, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances.

•	In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner’s ability to borrow using such real property as collateral. Certain clean-up actions brought by governmental and private parties, as well as the presence of hazardous substances on a property, may lead to claims of personal injury, property damage or other claims by private claimants. In some states, contamination of a property may give rise to a lien on the property to assure payment of the costs of cleanup. In some states, this lien has priority over the lien of a pre-existing mortgage. Additionally, third parties may seek recovery from owners or operators of real properties for cleanup costs, property damage or personal injury associated with releases of, or other exposure to, hazardous substances related to the properties. The owner’s liability for any required remediation generally is not limited by law and could, accordingly, exceed the value of the property and/or the aggregate assets of the owner.

•	Persons who arrange for the disposal or treatment of hazardous or toxic substances may also be liable for the costs of removal or remediation of such substances at the disposal or treatment facility, whether or not such facility is or ever was owned or operated by such person. Certain environmental laws and common law principles could be used to impose liability for release of asbestos-containing materials (“ACMs”) into the air and third parties may seek recovery from owners or operators of real properties for personal injury associated with exposure to released ACMs or other hazardous materials. Environmental laws may also impose restrictions on the manner in which a property may be used or transferred or in which businesses may be operated, and these restrictions may require substantial expenditures. In connection with the ownership and operation of its investment properties, a Private Markets Investment Fund may be potentially directly or indirectly liable for any such costs. The costs of defending against claims of liability or remediation of contaminated property and the cost of complying with such environmental laws could materially adversely affect financial performance of a Private Markets Investment Fund or its portfolio company.

•	Infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection. Liabilities may arise as a result of a large number of factors, including changes in laws or regulations and the existence of conditions that were unknown at the time of acquisition or operation, which may ultimately affect the return on a Private Markets Investment Fund’s investment.

•	In addition, infrastructure assets can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of infrastructure assets, and these protests may induce government action to the detriment of the owner of the infrastructure asset. Ordinary operation or occurrence of an accident with respect to infrastructure assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage and repairing relations with the affected community, could be significant, which may ultimately affect the return on the Private Markets Investment Fund’s investment.

•	The forest products industry is subject to extensive environmental regulation in the United States. Additional regulations are likely to become applicable to the operation of Private Markets Investment Funds’ investments, resulting in increased costs, reduced operating flexibility, and additional capital expenditures that could adversely affect operating results.

Investments In Leveraged Infrastructure Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Leveraged Infrastructure Assets. Infrastructure assets may be highly leveraged. While investments in leveraged companies offer the opportunity for relatively greater capital appreciation, such investments also involve a higher degree of risk. Recessions, operating problems and other general business and economic risks may have a more pronounced effect on the profitability or survival of such companies. Moreover, movements in the level of interest rates may affect the returns from these assets more significantly than investments in other types of assets. In particular, the type of debt, maturity profile, interest rates and covenants in place (including the manner in which they affect returns to equity holders) could affect the timing and magnitude of returns. Additionally, the securities acquired by Private Markets Investment Funds may be the most junior in what will typically be a complex capital structure, and thus subject to the greatest risk of loss. If an issuer cannot generate adequate cash flow to meet its obligations, a Private Markets Investment Fund may suffer a partial or total loss of capital invested in the issuer. Under certain circumstances, payments to a Private Markets Investment Fund and distributions by a Private Markets Investment Fund to its limited partners or investors may be reclaimed if any such payment is later determined to have been a preferential payment.

Construction Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction Risks. Where a Private Markets Investment Fund invests in new infrastructure projects, it is likely to retain some risk that the project will not be completed within budget, within the agreed time frame and to the agreed specification. During the construction phase, the major risks include delays or shortages of construction equipment, material and labor, work stoppages, labor disputes, weather interferences, unforeseen engineering, environmental and geological problems and difficulties in obtaining (i) regulatory, environmental or other approvals or permits; (ii) financing; and (iii) suitable equipment supply, operating and offtake contracts, any of which could give rise to delays or costs overruns. A material delay or increase in unabsorbed cost could significantly impair the financial viability of an infrastructure investment project and result in a material adverse effect on a Private Markets Investment Fund’s investment.

Operating And Technical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating and Technical Risk. The long-term profitability of infrastructure assets, once they are constructed, is partly dependent upon the efficient operation and maintenance of the assets and companies. Inefficient operation and maintenance may reduce the profitability of a Private Markets Investment Fund’s investment, adversely affecting a Private Markets Investment Fund’s financial returns. Investments in infrastructure assets may be subject to operating and technical risks, including the risk of mechanical breakdown, spare parts shortages, failure to perform according to design specifications, labor strikes, labor disputes, work stoppages and other work interruptions, and other unanticipated events which adversely affect operations. An operating failure may lead to loss of a license, concession or contract on which a portfolio investment is dependent. In addition, despite proper operation and maintenance, an infrastructure investment may be vulnerable to a force majeure event, and the damage caused by such an event may adversely affect a party’s ability to perform its obligations until it is able to remedy the damage. For example, certain of the infrastructure investments may be located in earthquake zones or be subject to risks associated with adverse weather conditions, natural disasters (such as fire, hurricanes, tornadoes, tsunamis, typhoons, windstorms, volcanic eruptions or floods), man-made disasters, changes in law, eminent domain, war, riots, terrorist attacks, labor disputes and other unforeseen circumstances and incidents. Insurance coverage of such risks may be limited, subject to large deductibles or completely unavailable.

Documentation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Documentation Risks. Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments.

Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks. Many infrastructure investments will be subject to substantial governmental regulation, and governments have considerable discretion in implementing regulations that could impact the business of infrastructure investments. In addition, the operations of infrastructure investments may rely on government permits, licenses, concessions, leases or contracts. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns.

Where the ability to operate an infrastructure investment is subject to a concession or lease from the government, the concession or lease may restrict the operation of the infrastructure investment. Leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract (for example, enabling the government to terminate a lease or concession in certain circumstances without paying adequate compensation). If an infrastructure investment fails to comply with any regulation or contractual obligation, the infrastructure investment (and, indirectly a Private Markets Investment Fund) could be subject to monetary penalties, loss of the right to operate affected businesses, or both. Furthermore, government permits, licenses, concessions, leases and contracts are generally very complex and may result in a dispute over interpretation or enforceability. In addition to any contractual rights they may enjoy, government counterparties may also have the independent discretion to implement or change laws, regulations or treaties affecting the operations of infrastructure investments. There can be no assurance that any future modification to applicable laws, regulations or treaties will not adversely impact a Private Markets Investment Fund.

Infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic or oligopolistic characteristics, such as electricity distribution and airports, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that infrastructure investments provide, political oversight of the sector is likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation. For example, in response to public pressure and/or lobbying efforts by specific interest groups, government entities may put pressure on infrastructure investments to reduce toll rates, limit or abandon planned rate increases, and/or exempt certain classes of users from tolls. Under these circumstances, if the affected infrastructure investments are unable to secure adequate compensation to restore the economic balance of the relevant concession agreement, financial condition and results of operations of a portfolio company in which a Private Markets Investment Fund invests could be materially and adversely affected.

Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require issuers to remove, modify, replace or relocate their facilities at the issuer’s expense. If a government authority exercises these rights, the issuer could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the investment.

Cyclicality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyclicality Risk. A Private Markets Investment Fund may invest in portfolio companies in the natural resources sector other than oil and gas. Generally, the operating results of companies in the broader natural resource sector, including the oil and gas sector, are cyclical, with fluctuations in commodity prices and demand for commodities driven by a variety of factors. The highly cyclical nature of the natural resource sector may adversely affect the earnings or operating cash flows of the portfolio companies in which a Private Markets Investment Fund may invest.

Timberlands Business Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Timberlands Business Competition. The timberlands business is large and competitive. Competitive factors generally include price, species and grade, proximity to wood consuming facilities, ability to meet delivery requirements, availability of substitute products, and supply and demand in the relevant market area. Identifying attractive timberland investments is difficult and involves a high degree of uncertainty. There can be no assurance that Private Markets Investment Fund portfolio companies will be able to acquire timberlands and related assets that satisfy a Private Markets Investment Fund’s rate of return objectives or that a Private Markets Investment Fund will be able to fully invest its committed capital within an applicable the commitment period. In addition, timber is subject to increasing competition from a variety of non-wood products. Private Markets Investment Funds will compete with numerous private industrial and non-industrial land and timber owners in the United States. In addition, during the term of an investment, Private Markets Investment Funds may experience increasing competition from currently underutilized sources of supply and underutilized species of wood.

Cyclical Nature Of The Timberlands Values Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyclical Nature of Timberlands Values. Prices for standing timber have been, and in the future can be expected to be, subject to sharp, cyclical fluctuations. Accordingly, there can be no assurance the market value of timber will in the future be equal to or higher than the value currently prevailing, nor can there be any assurance that the historical long-term profitability of timberlands can be maintained.

Volatility Of Forest Product Prices Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Volatility of Forest Product Prices. Private Markets Investment Funds’ operating revenues are dependent on prevailing market prices for wood products, which can fluctuate over time. Prevailing wood product prices are affected by changes in supply and demand, especially within a particular geographic area. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce a Private Markets Investment Fund’s revenues and affect its ability to make distributions.

The industries that use these various wood products drive the demand for them. Each market prices the product independently from the other markets. It is possible that all markets could deteriorate simultaneously, and negatively affect the ability of a Private Markets Investment Fund to make distributions.

The demand for most saw timber depends on the level of construction, repair, and remodeling activity occurring in the general economy. Interest rates and other local, national and international economic conditions affect the level of construction, repair and remodeling activity. A slowdown in construction and/or remodeling is likely to reduce demand for timber, which may reduce revenues of a portfolio companies in which a Private Markets Investment Fund invests. While the United States construction market has rebounded from lows experienced during the recent recession, increasing interest rates may negatively affect future levels of construction, repair, and remodeling activity. Wood substitutes and lower quality wood products may increasingly compete with higher quality saw timber, also possibly reducing demand for timber.

Demand for pulpwood is affected by the general level of economic activity. Pulp mills’ output is primarily sold to large retail sellers of paper products. In the event of a decline in paper usage, these retailers may reduce their demand on pulp mills, and the market for pulpwood could be adversely affected. Additionally, if paper recycling were to become more widely practiced, reduced demand for new paper made from pulpwood could result.

The number of timber sellers and the volume of timber available for sale determine the supply of timber. Historically, increases in timber prices have caused owners of timberlands to increase their timber cutting. An increase in supply may partly offset price increase.

Long Term Supply Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long-term Supply Contracts. The marketing strategy employed by Private Markets Investment Funds for the sale of timber may include the negotiation of long-term supply contracts providing customers a stable flow of timber at market prices. Such contracts would require that logs be harvested even when prices are depressed and, in certain circumstances, cause Private Markets Investment Funds to miss certain spot market opportunities possibly resulting in an adverse impact on Private Markets Investment Funds’ short-term returns. Nevertheless, Private Markets Investment Funds may adopt such a strategy if they believe the strategy will maximize long-term returns.

Fire Pest And Weather Damage To Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fire, Pest and Weather Damage to Properties. Timber is subject to a number of natural hazards, including damage by fire, insects, and diseases, or soil infertility. Severe weather conditions and other natural disasters may also reduce productivity of forest lands and may interfere with the processing and delivery of forest products. Disease and pest control methods are not always successful and, in addition to posing difficult environmental compliance problems, can be very expensive. Insurance against loss may not be obtainable, or may not be obtainable at a reasonable cost, and as is customary in the industry, Private Markets Investment Funds or their managers may decide not to insure against certain risks due to cost or other considerations.

Fast Growing Timberlands Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fast-growing Timberlands. Private Markets Investment Funds may invest at least a substantial portion of its capital in fast-growing, short-rotation timberlands. Wood grown on timberlands using short-rotation forestry practices has different structural and appearance characteristics from wood grown on timberlands using a longer rotation. It is possible that the future markets for wood products made from fast-growing timber may be different from the current markets for wood products made from slower-growing timber. Accordingly, the historical prices achieved by older, slower-growing timber may not necessarily be a good indicator of the future prices achieved by younger, faster-growing timber.

Subordinated Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Investments. A Private Markets Investment Fund may make investments in the capital structure of properties or real estate-related entities that are subordinate to more senior debt on such properties or companies. In the event of default on the senior debt or the Private Markets Investment Fund’s investment, the net proceeds from a foreclosure or restructuring may not be sufficient to cover the expenses of foreclosure or restructuring and payment in full of the senior debt and on the Private Markets Investment Fund’s investment. In such event, the Private Markets Investment Fund will realize a loss of up to all of its investment before the senior debt will suffer any loss. In addition, as a result of the terms of the Private Markets Investment Fund’s investment, intercreditor arrangements (if any) and applicable law, any foreclosure proceedings may be controlled by the senior lender, which may be detrimental to the interests of the Private Markets Investment Fund’s investment.

Fluctuations In Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in Interest Rates. A Private Markets Investment Fund may make loans with “floating” interest rates to protect against fluctuations in interest rates. In such cases, the Private Markets Investment Fund may employ various hedging strategies to limit the effects of changes in interest rates on its operations, including engaging in interest rate swaps, caps, floors and other interest rate exchange contracts. Depending on their structure, such arrangements may increase or decrease the Private Markets Investment Fund’s exposure to long-term or short-term interest rates (in the United States or abroad), foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities or inflation rates. A Private Markets Investment Fund is not limited to any particular form of hedging transaction if its portfolio manager determines that other forms are consistent with the Private Markets Investment Fund’s investment objective and policies. Hedging transactions involve certain additional risks such as the legal enforceability of hedging contracts and the risk that unanticipated and significant changes in interest rates may cause a significant loss of basis in the contract. There can be no assurance that the Private Markets Investment Funds will be able to enter into hedging transactions or that such hedging transactions will adequately protect the Private Markets Investment Funds against the foregoing risks.

Breach Of Financing Agreement Covenants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Breach of Financing Agreement Covenants. A Private Markets Investment Fund may be party to various loan, repurchase and other financing agreements which contain financial covenants that could, among other things, require it to maintain certain financial ratios. Should a Private Markets Investment Fund breach the financial or other covenants contained in any loan, repurchase or other financing agreement, the Private Markets Investment Fund may be required to repay such borrowings in whole or in part immediately, together with any attendant costs. If the Private Markets Investment Fund does not have sufficient cash resources or other credit facilities available to make such repayments, it may be forced to sell some or all of the assets comprising its investment portfolio. To the extent that the Private Markets Investment Fund’s borrowings are secured against all or a portion of its assets, a lender may be able to sell those assets. Moreover, any failure to repay such borrowings or, in certain circumstances, other breaches of covenants under the Private Markets Investment Fund’s loan or repurchase agreements could result in the Private Markets Investment Fund being required to suspend payment of its distributions.

Adequacy Of Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adequacy of Insurance. Each project in which a Private Markets Investment Fund invests generally is expected to be obligated to maintain insurance customary for that type of project, provided that such insurance requirement may be limited to insurance that is available on commercially reasonable terms, which may not exist. The proceeds of insurance applicable to covered risks may not be adequate to cover lost revenues or increased expenses. There can be no assurance that each portfolio company will have the benefit of business interruption insurance, funded debt service reserve accounts or other liquidity support sufficient to enable it to remain current on all payments due on its loans during any period of interruption to operations. Furthermore, in the event of total or partial loss to any project, certain items of equipment may not be replaceable promptly as their large and project-specific character may mean that replacements are not readily available. Accordingly, notwithstanding that there may be guarantee coverage, warranty coverage and/or insurance coverage for loss to a project, the location of such project, the large size of some of the equipment and the extended period needed to manufacture replacement units could give rise to significant delays in replacement and could impede such project’s operation.

Uninsured Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uninsured Losses. A Private Markets Investment Fund may attempt to maintain customary insurance coverage against liability to third parties and property damage. Insurance against certain risks, such as earthquakes, floods or acts of terrorism, may be unavailable, available in amounts that are less than the full market value or replacement cost of investment properties or subject to large deductibles. In addition, there can be no assurance that the particular risks which are currently insurable will continue to be insurable on an economic basis. All of a Private Markets Investment Fund’s assets may be at risk in the event of an uninsured liability to third parties.

Alternative Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Investment Vehicles. The portfolio managers may form one or more REITs, partnerships, limited liability companies and/or corporations to hold certain investments. Investments made through such entities are subject to the risk that any such REIT or partnership, for example, may fail to satisfy the requirements to qualify as a REIT or partnership, as the case may be, in any given taxable year. In the case of a REIT, such failure would subject such entity to taxation as a corporation and may render it ineligible to elect REIT status for a period of time. In the case of a partnership, failure to be treated as a partnership for federal income tax purposes could also subject such partnership to an entity-level tax.

General Risks Of Structured Finance Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Structured Finance Investments. The value of structured finance investments (e.g., CDOs, CLOs, mortgage backed securities and asset backed securities) owned by a Private Markets Investment Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related structured finance investment (the “Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of structured finance investments must rely solely on distributions on the Collateral or proceeds thereof for payment in respect thereof. If distributions on the Collateral are insufficient to make payments on the structured finance investments, no other assets will be available for payment of the deficiency and following realization of the structured finance investments, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured finance investments may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution.

The Collateral may consist of high yield debt securities, loans, commercial and residential mortgages and other instruments. High yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest.

Institutional Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Institutional Shares
Security Dividends [Text Block]	Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. Each Fund currently intends to make distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. The 1940 Act may limit the payment of distributions to Shareholders.
Security Voting Rights [Text Block]	Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of a Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the shares.
Security Obligations of Ownership [Text Block]	Each Declaration of Trust provides that the Funds’ Shareholders are not liable for any liabilities of the Funds.

[1]	This fee is paid to the Adviser at the Master Fund level.
[2]	These expenses are based on estimated amounts for the current fiscal year that the Tender Offer Fund expects to bear through its investment in the Master Fund.
[3]	The Tender Offer Fund bears a share of the Master Fund’s expenses, which includes the fees and expenses of the Private Markets Investment Funds in which the Master Fund invests. Some or all of the Private Markets Investment Funds in which the Master Fund invests charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation. The expense shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Private Markets Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Markets Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Private Markets Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Private Markets Investment Funds.
[4]	Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund and all indirect operating expenses that the Fund bears through its investment in the Master Fund.
[5]

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.50% of the Fund’s average daily net assets until August 1, 2024. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses:

(a) the Fund’s proportional share of (i) any acquired fund fees and expenses incurred by the Master Fund, (ii) short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, (iii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, (iv) taxes paid by the Master Fund, (v) certain insurance costs incurred by the Master Fund, (vi) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments and other investments, (vii) nonroutine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (viii) other expenditures which are capitalized in accordance with generally accepted accounting principles; and

(b) (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) any acquired fund fees and expenses, (iii) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes, (vi) certain insurance costs, (vii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (viii) nonroutine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect until August 1, 2024 and shall thereafter continue in effect from year to year for successive one-year terms unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund; or (iii) automatically upon the termination of the Investment Advisory Agreement. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the then-current term.